      As filed with the Securities and Exchange Commission on June 29, 2000

                                                      REGISTRATION NO. 333-37358
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         PRE-EFFECTIVE AMENDMENT NO.1    POST-EFFECTIVE AMENDMENT NO. ___

                        (Check Appropriate Box or Boxes.)

                       -----------------------------------

                                   ARK FUNDS*
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (610) 676-1000

                                  Thomas R. Rus
                                    Secretary
                                    ARK Funds
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and Address of Agent for Service)

                                   Copies to:

       Alan C. Porter, Esq.                            Regina M. Pisa, P.C.
    Kirkpatrick & Lockhart LLP                           John Hunt, Esq.
  1800 Massachusetts Avenue, N.W.                  Goodwin, Procter & Hoar LLP
             2nd Floor                                  One Exchange Place
     Washington, DC 20036-1800                        Boston, MA 02109-2881

                       -----------------------------------

         Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

         No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 33-53690).

                       -----------------------------------

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

                      -----------------------------------

* Relating only to shares of ARK Income Portfolio, ARK Small-Cap Equity Portfolio, ARK International Equity Selection Portfolio, ARK International Equity Portfolio, and ARK Emerging Markets Equity Portfolio.

================================================================================

                                    ARK FUNDS

                              CROSS REFERENCE SHEET


                                     PART A

Item No.                                                                           Heading
--------                                                                           -------
1.       Beginning of Registration Statement and
         Outside Front Cover Page of Prospectus...............................     Cover Page

2.       Beginning and Outside Back Cover Page
         of Prospectus........................................................     Table of Contents

3.       Fee Table, Synopsis Information, and Risk Factors....................     Summary; Risk Factors

4.       Information About the Transaction....................................     Summary; Risk Factors;
                                                                                   Information Relating to the
                                                                                   Proposed Reorganizations

5.       Information About the Registrant.....................................     Summary; Risk Factors;
                                                                                   Additional Information About the
                                                                                   Acquiring Funds; Prospectus and
                                                                                   Annual and Semi-Annual Reports
                                                                                   for the ARK Funds (incorporated
                                                                                   herein by reference)

6.       Information About the Company
         Being Acquired.......................................................     Summary; Risk Factors;
                                                                                   Additional Information About the
                                                                                   Acquired Funds; Prospectus and
                                                                                   Annual Report for the Govett
                                                                                   Funds (incorporated herein by
                                                                                   reference)

7.       Voting Information...................................................     Summary; Information Relating to
                                                                                   Voting Matters

8.       Interest of Certain Persons and Experts..............................     Additional Information About the
                                                                                   Acquiring Funds; Additional
                                                                                   Information About the Acquired
                                                                                   Funds

9.       Additional Information Required for Reoffering
         by Persons Deemed to be Underwriters.................................     Not Applicable

                             THE GOVETT FUNDS, INC.
                            San Francisco, California


                                                                   June __, 2000

Dear Shareholder:

         On November 10, 1999, the Board of Directors of The Govett Funds, Inc. met to consider and approve a proposal for reorganizing the following Govett Funds into the following ARK portfolios.

           Acquired Fund                              Acquiring Fund
     Govett Global Income Fund                     ARK Income Portfolio
   Govett Smaller Companies Fund              ARK Small-Cap Equity Portfolio
 Govett International Equity Fund           ARK International Equity Selection
                                          Portfolio (or ARK International Equity
                                              Portfolio, as discussed below)
Govett Emerging Markets Equity Fund        ARK Emerging Markets Equity Portfolio

         After carefully studying the merits of the proposal, the Board determined that the reorganization is in the best interests of shareholders.

         Since the Board has approved the proposed reorganization, you and your fellow shareholders are being asked to approve the proposal at a Special Meeting of Shareholders to be held at 25 South Charles Street - 16th Floor, Baltimore, Maryland 21201 on August 4, 2000. A proxy card is enclosed for use in the Special Meeting. This card represents shares you held as of the record date, May 18, 2000. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED AS SOON AS POSSIBLE.

         If the shareholders of your fund approve the proposed reorganization of your fund and certain other conditions are satisfied, you will be able to continue your investment program through ownership of shares of the corresponding ARK Funds portfolio, each of which is a mutual fund having similar investment objectives and policies to your Govett Fund(s). As an ARK Funds shareholder, you will enjoy access, through the exchange privilege, to a much larger family of funds than Govett Funds currently offers. Access to a larger family of funds will provide you with a convenient way to diversify your investments.

         I encourage you to review the attached materials in detail. Some of your questions may be answered on the next page. Some important facts about the proposed reorganizations are outlined below.

- The reorganizations will not affect the value of your account. No sales charges or redemption fees will be applied in connection with the reorganizations, and

- None of the Govett Funds nor their shareholders will recognize any gain or loss for federal income tax purposes as a result of the reorganizations.

         Because the reorganizations apply to all Govett Funds (other than Govett International Smaller Companies Fund), we have grouped the funds on one proxy statement to reduce costs. If you hold shares in more than one fund, you will receive a proxy card for each fund you own. Please vote each proxy card you receive.

         Because the Board believes that the reorganizations are in the best interests of all shareholders, we encourage you to vote "for" the proposal. Should you have any additional questions, we invite you to call The Govett Funds, Inc. toll free at 1-800-821-0803.

                                                     Sincerely,


                                                     /s/ Keith E. Mitchell
                                                     ---------------------
                                                     Keith E. Mitchell
                                                     Managing Director
                                                     AIB Govett, Inc.

Q.       WHY HAVE I RECEIVED THIS PACKAGE?

A. The Govett Funds, Inc. has entered into an Agreement and Plan of Reorganization with ARK Funds. Under the agreement, the Govett Global Income Fund will be combined with the ARK Income Portfolio; Govett Smaller Companies Fund will be combined with the ARK Small-Cap Equity Portfolio; Govett International Equity Fund will be combined with the ARK International Equity Selection Portfolio or, if proposed investment policy and other changes are not implemented, the ARK International Equity Portfolio; and Govett Emerging Markets Equity Fund will be combined with the ARK Emerging Markets Equity Portfolio (which Portfolio will have nominal assets and liabilities before such combination). Your Govett Fund shares will be exchanged for shares of the corresponding ARK portfolio. The Board of Govett Funds has approved the proposed reorganizations. You, as a shareholder of any one or more of the Govett Global Income Fund, Govett Smaller Companies Fund, Govett International Equity Fund, or Govett Emerging Markets Equity Fund, are now being asked to approve the proposal.

Q.       WHY ARE THE REORGANIZATIONS BEING PROPOSED?

A. The Board of Govett Funds believes that combining the Govett Funds with the corresponding ARK portfolios could result in more efficient operations and further growth of assets. Also, as a result of these transactions, shareholders of the Govett Funds will become part of a larger mutual fund family with more fund portfolios including some types of funds that the Govett Funds currently do not offer. As an ARK Funds shareholder, you will have access to these funds through the ARK Funds' exchange privilege. In addition, the Govett Funds and the ARK portfolios with which they will be combining have similar investment objectives as described in more detail in the Prospectus/Proxy Statement.

Q.       HOW WILL THIS AFFECT ME AS A GOVETT FUNDS SHAREHOLDER?

A. You will become a shareholder of an ARK Funds portfolio with similar investment objectives and policies as the Govett Funds you currently hold. As an ARK Funds shareholder, you will have access to the wide array of fund portfolios offered by ARK Funds. There will be no sales charges or redemption fees applied in connection with this transaction. The shares of the ARK Funds portfolio(s) that you receive will have a total net asset value equal to the value of the Govett Funds shares you held as of the closing date of the reorganizations.

Q.       WILL THE REORGANIZATIONS RESULT IN ANY TAXES?

A. Neither the Govett Funds nor its shareholders will recognize any gain or loss for federal income tax purposes as a result of the reorganizations.

Q.       WILL THE INVESTMENT ADVISER CHANGE?

A. Yes. AIB Govett, Inc. currently serves as investment adviser to the Govett Funds and AIB Govett Asset Management Limited serves as investment subadviser. Allied Investment Advisors, Inc. serves as the investment adviser to the ARK Funds. Allied Investment Advisors, Inc. will continue to serve as investment adviser to the ARK Funds, including the ARK Income Portfolio, the ARK Small-Cap Equity Portfolio, ARK Emerging Markets Equity Portfolio, and ARK International Equity Selection Portfolio. AIB Govett, Inc. will serve as investment subadviser to the ARK International Equity Selection Portfolio and ARK Emerging Markets Equity Portfolio after the reorganizations.

Q.       WHAT FUND(S) WILL I HOLD FOLLOWING THE REORGANIZATIONS?

A. Govett Fund shareholders will receive shares of the following corresponding ARK portfolios.



           Acquired Fund                              Acquiring Fund
           -------------                              --------------

     Govett Global Income Fund                     ARK Income Portfolio

   Govett Smaller Companies Fund              ARK Small-Cap Equity Portfolio

 Govett International Equity Fund           ARK International Equity Selection
                                                      Portfolio(1)

Govett Emerging Markets Equity Fund        ARK Emerging Markets Equity Portfolio

(1) If proposed investment policy and other changes are not implemented, shareholders of Govett International Equity Fund will receive shares of ARK International Equity Portfolio.

Q.       HOW DOES THE BOARD OF THE GOVETT FUNDS RECOMMEND THAT I VOTE?

A. After careful consideration, the Board of Govett Funds unanimously recommends that you vote "FOR" the proposed reorganizations.

Q.       HOW DO I CONTACT YOU?

A. If you have any questions, call Govett Funds toll free at 1-800-821-0803.



                                  PLEASE VOTE.
                             YOUR VOTE IS IMPORTANT
                       NO MATTER HOW MANY SHARES YOU OWN.

                             THE GOVETT FUNDS, INC.
                               3200 Horizon Drive
                         King of Prussia, PA 19406-0903

         NOTICE IS HEREBY GIVEN that a Special Meeting of the Shareholders of the Govett Global Income Fund, Govett Smaller Companies Fund, Govett Emerging Markets Equity Fund, and Govett International Equity Fund will be held at 25 South Charles Street - 16th Floor, Baltimore, Maryland 21201 on August 4, 2000 at 3:00 p.m. Eastern Time, for the following purposes:

         ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement"), between ARK Funds and The Govett Funds, Inc. ("Govett Funds"), and the transactions contemplated thereby, including: (a) the transfer of all the assets of the Govett Global Income Fund, Govett Smaller Companies Fund, Govett Emerging Markets Equity Fund, and Govett International Equity Fund (collectively, the "Acquired Funds") of Govett Funds to, and the assumption of the stated liabilities of each Acquired Fund by, a corresponding portfolio of ARK Funds (collectively, the "Acquiring Funds"), in exchange for shares of such Acquiring Fund; (b) the distribution of the Acquiring Funds shares so received by the Acquired Funds pro rata to shareholders of the Acquired Funds; and (c) the termination of the Acquired Funds.

         ITEM 2. To transact such other business as may properly come before the meeting and any adjournment thereof.

         The proposed reorganizations and related matters are described in the attached Prospectus/Proxy Statement. A copy of the Reorganization Agreement is attached to the Prospectus/Proxy Statement as Appendix A.

         Only shareholders of record on May 18, 2000 of the Govett Global Income Fund, Govett Smaller Companies Fund, Govett Emerging Markets Equity Fund, and Govett International Equity Fund, are entitled to notice of and to vote at the Special Meeting and any adjournment thereof.

         SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD(S). THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                                                       /s/ John Hunt
                                                       -------------
                                                       John Hunt
                                                       Secretary



June __, 2000

                           PROSPECTUS/PROXY STATEMENT

                               Dated June __, 2000

                                    ARK FUNDS
                            Oaks, Pennsylvania 19456
                            Telephone 1-800-ARK-FUND

                             THE GOVETT FUNDS, INC.
                               3200 Horizon Drive
                         King of Prussia, PA 19406-0903
                            Telephone 1-800-821-0803

         This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Directors of The Govett Funds, Inc. ("Govett Funds") in connection with the Special Meeting of Shareholders (the "Meeting") to be held at 25 South Charles Street - 16th Floor, Baltimore, Maryland 21201 on August 4, 2000 at 3:00 p.m. Eastern Time, at which shareholders will be asked to consider and approve reorganizations of the Acquired Funds into the corresponding Acquiring Funds as set forth in the table below.


          Acquired Funds                            Acquiring Funds
          --------------                            ---------------

     Govett Global Income Fund                    ARK Income Portfolio

   Govett Smaller Companies Fund              ARK Small-Cap Equity Portfolio

 Govett International Equity Fund           ARK International Equity Selection
                                          Portfolio or ARK International Equity
                                                      Portfolio (1)

Govett Emerging Markets Equity Fund        ARK Emerging Markets Equity Portfolio

-------------------------

(1) Shareholders of the Govett International Equity Fund are being asked to approve a reorganization into the ARK International Equity Selection Portfolio. The reorganization will not occur unless Govett shareholders approve and, in addition, ARK shareholders approve certain changes to the ARK International Equity Selection Portfolio. As a result, Govett shareholders are also being asked to approve an alternative reorganization into ARK International Equity Portfolio, which has been organized for the purpose of continuing the investment operations of Govett international Equity Fund should the ARK shareholders not approve the changes to the ARK International Equity Selection Portfolio.



         ARK Funds and Govett Funds are open-end, series, management investment companies whose investment advisors are affiliated with Allied Irish Banks, p.l.c. In approving the reorganizations, the Govett Funds' Board of Directors considered, among other things, that combining the assets of the Acquired Funds with the Acquiring Funds could result in more efficient operations, that the Acquired Funds and Acquiring Funds have similar investment objectives and policies, that the investment advisors of the Acquired Funds and the Acquiring Funds are affiliated, that the interests of shareholders of the Acquired Funds would not be diluted as a result of the reorganizations, and that the reorganizations would be tax-free transactions.

         This Prospectus/Proxy Statement constitutes the proxy statement of the Govett Funds for the Meeting and the prospectus for the shares of ARK Funds that have been registered with the Securities and Exchange Commission ("SEC") and are to be issued in connection with the reorganizations of the Acquired Funds.

         The reorganizations will be effected by the transfer of assets and stated liabilities of an Acquired Fund in exchange for Retail Class A or Institutional Class shares, as applicable, of the corresponding Acquiring Fund. On the day of the reorganization, each Acquired Fund shareholder will receive shares of the corresponding Acquiring Fund, of the same class as their shares in the Acquired Fund (Retail Class A or Institutional Class) and with the same total value as their Acquired Fund shares. However, the number of shares each Acquired Fund shareholder receives, and the price per share, will be different, depending on the net asset values per share of the Acquiring and Acquired Funds on the reorganization date. After the reorganizations, the Acquired Funds will be dissolved.

             ARK Income Portfolio, ARK Small-Cap Equity Portfolio, and ARK International Equity Selection Portfolio are currently conducting investment operations as described in this Prospectus/Proxy Statement. ARK Emerging Markets Equity Portfolio has recently been organized for the purpose of continuing the investment operations of Govett Emerging Markets Equity Fund. ARK International Equity Portfolio also has been organized for the purpose of continuing the investment operations of Govett International Equity Fund if certain changes to ARK International Equity Selection Portfolio are not approved by its shareholders. If those changes are not approved, then Govett International Equity Fund would be merged into ARK International Equity Portfolio rather than ARK International Equity Selection Portfolio.

             This Prospectus/Proxy Statement sets forth certain information that a shareholder should know before voting on the reorganizations and should be retained for future reference.

             The Retail Class A and Institutional Class Prospectus dated June ___, 2000 of ARK Funds, which describes the Acquiring Funds, accompanies this Prospectus/Proxy Statement. Additional information is contained in:

         - the Statement of Additional Information dated June __, 2000, relating to this Prospectus/Proxy Statement;

         - the Statement of Additional Information dated June __, 2000 of ARK Funds;

         - the ARK Funds' Annual Report for the fiscal year ended April 30, 1999 and Semi-Annual Report for the six months ended October 31, 1999;

         - the Class A Retail and Institutional Class Prospectus and the Statement of Additional Information of Govett Funds, each dated May 1, 2000; and

         - the Govett Funds' Annual Report for the fiscal year ended December 31, 1999.

         Each of these documents is on file with the SEC and is available without charge upon request by writing or calling either ARK Funds or Govett Funds at their respective addresses or telephone numbers set forth above. The information relating to the Acquiring Funds contained in the ARK Funds' Prospectus dated June ___, 2000, the Statement of Additional Information dated June __, 2000, the Annual Report for the fiscal year ended April 30, 1999, and the Semi-Annual Report for the six months ended October 31, 1999 is incorporated herein by reference.

The Govett Funds' Prospectus and Statement of Additional Information dated May 1, 2000 and Annual Report for the fiscal year ended December 31, 1999 are also incorporated herein by reference.

         This Prospectus/Proxy Statement is expected to be first sent to shareholders on or about June __, 2000.

         SHARES OF ARK FUNDS AND GOVETT FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY ARK FUNDS OR GOVETT FUNDS.

                                TABLE OF CONTENTS


SUMMARY......................................................................1
     PROPOSED REORGANIZATIONS................................................1
     BOARD CONSIDERATIONS....................................................2
     REASONS FOR THE REORGANIZATIONS.........................................2
     FEDERAL INCOME TAX CONSEQUENCES.........................................2
     OVERVIEW OF GOVETT FUNDS AND ARK FUNDS..................................2
         Investment Objectives and Policies..................................2
         Management and Arrangements with Service Providers..................4
         Comparative Fee Tables..............................................4
         Purchases..........................................................14
         Exchanges..........................................................15
         Dividends and Distributions........................................16
         Redemption Procedures..............................................16
     VOTING INFORMATION.....................................................16

RISK FACTORS................................................................17

FINANCIAL HIGHLIGHTS........................................................20

INFORMATION RELATING TO THE PROPOSED REORGANIZATION.........................21
     DESCRIPTION OF THE REORGANIZATION AGREEMENT............................21
     BOARD CONSIDERATIONS...................................................22
     CAPITALIZATION.........................................................23
     FEDERAL INCOME TAX CONSEQUENCES........................................25

INFORMATION RELATING TO VOTING MATTERS......................................26
     GENERAL INFORMATION....................................................26
     SHAREHOLDER APPROVAL...................................................26
     QUORUM.................................................................30
     ANNUAL MEETINGS........................................................30

ADDITIONAL INFORMATION ABOUT THE ACQUIRING AND ACQUIRED FUNDS...............30

LEGAL MATTERS...............................................................31

EXPERTS.....................................................................31

OTHER BUSINESS..............................................................31

SHAREHOLDER INQUIRIES.......................................................31

APPENDIX A..................................................................32

APPENDIX B..................................................................56

APPENDIX C..................................................................58

APPENDIX D..................................................................60

                                     SUMMARY

         The following is a summary of certain information relating to the proposed reorganizations, and is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement and the Appendices attached.

         PROPOSED REORGANIZATIONS. The Board of Directors of Govett Funds, and the Board of Trustees of ARK Funds, including in each case the directors/trustees who are not "interested persons" of ARK Funds or Govett Funds, within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Boards"), propose that the Acquired Funds reorganize into the corresponding Acquiring Funds as set forth in the table below, and that each Acquired Fund shareholder become a shareholder of the corresponding Acquiring Fund.

          Acquired Funds                                     Acquiring Funds
     Govett Global Income Fund                             ARK Income Portfolio
   Govett Smaller Companies Fund                      ARK Small-Cap Equity Portfolio
 Govett International Equity Fund            ARK International Equity Selection Portfolio or
                                                  ARK International Equity Portfolio (1)
Govett Emerging Markets Equity Fund               ARK Emerging Markets Equity Portfolio

------------

(1) If proposed investment policy and other changes are not implemented, shareholders of Govett International Equity Fund would reorganize into ARK International Equity Portfolio.

         The reorganizations will have two steps:

                  - First, if the shareholders of an Acquired Fund approve the reorganization, the Acquired Fund will transfer substantially all of its assets and liabilities to its corresponding Acquiring Fund. In exchange, Acquired Fund will receive shares of its corresponding Acquiring Fund with a total value equal to the value of the assets it is transferring (net of the Acquired Fund's liabilities).

                  - Second, the Acquired Fund will dissolve. Each Acquiring Fund will open an account for each corresponding Acquired Fund's shareholder, and will credit each shareholder with shares of the Acquiring Fund of the same class and with the same total value as the Acquired Fund shares that the shareholder owned on the date of the reorganization. New share certificates will not be issued.

         No sales charge or fee of any kind will be charged to Acquired Fund shareholders in connection with the reorganizations.

         BOARD CONSIDERATIONS. Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Boards have determined that the reorganizations are in the best interests of shareholders of the Acquired Funds and the Acquiring Funds, respectively, and that the interests of existing shareholders of the Acquired Funds and the Acquiring Funds, respectively, will not be diluted as a result of the reorganizations. See "Information Relating to the Proposed Reorganizations - Board Considerations."

         REASONS FOR THE REORGANIZATIONS. The primary reasons for each of the proposed reorganizations are: (a) more efficient operations due to combining the assets of the Acquired Funds with the Acquiring Funds; (b) the opportunity for the shareholders of each Acquired Fund to participate in a larger family of mutual funds through the exchange privilege offered by ARK Funds; (c) the similarity of the investment objective and policies of each Acquired Fund and the corresponding Acquiring Fund; (d) the fact that the investment advisors of the Acquired Funds and the Acquiring Funds are under common control and there would be a continuation of several of the same personnel and resources; (e) the fact that shareholder interests would not be diluted in the proposed reorganizations; and (f) the status of each reorganization as a tax-free reorganization.

         FEDERAL INCOME TAX CONSEQUENCES. Shareholders of each Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of their receipt of Retail Class A or Institutional Class shares of the corresponding Acquiring Funds. The Acquired Funds and shareholders of each Acquired Fund will not incur any material federal income taxes as a result of the reorganizations, and no Acquiring Fund will recognize gain or loss for federal tax purposes on its issuance of shares in the reorganizations. See "Information Relating to the Proposed Reorganizations - Federal Income Tax Consequences."

         OVERVIEW OF GOVETT FUNDS AND ARK FUNDS.

         Investment Objectives and Policies

         Govett Emerging Markets Equity Fund/ARK Emerging Markets Equity Portfolio. The investment objectives and policies of Govett Emerging Markets Equity Fund and ARK Emerging Markets Equity Portfolio are identical. Both funds have an investment objective of long-term capital appreciation. They seek to achieve their investment objective by investing primarily in equity securities of issuers located in emerging market countries. Both funds may invest in debt obligations convertible into equity securities, and in non-convertible debt securities when their advisors believe these non-convertible securities present favorable opportunities for capital appreciation. Under normal market conditions, at least 65% of the funds' total assets will be invested in securities of issuers located in at least three different countries (other than the United States). Additionally, at least 65% of the funds' total assets will normally be invested in common and preferred stocks, and warrants to acquire such stocks. Each fund may also engage in hedging strategies such as options, futures and forward currency contracts, to attempt to reduce the overall risk of its investment portfolio, enhance income, realize gains or manage the fund's foreign currency exposure.

         Govett International Equity Fund/ARK International Equity Selection Portfolio. The investment objectives and policies of Govett International Equity Fund and the proposed revised investment objectives and policies of ARK International Equity Selection Portfolio (or, alternatively, ARK International Equity Portfolio) are identical. Both funds have an investment objective of long-term capital appreciation. They seek to achieve their investment objective by investing primarily in equity securities of non-U.S. issuers. Under normal market conditions, the funds will invest at least 65% of their total assets in issuers located in not less than three different countries (other than the United States). In addition, the funds will normally invest at least 65% of their total assets in common and preferred stocks, and warrants to acquire such stocks. Both funds may invest in debt obligations convertible into equity securities, and in non-convertible debt securities when their advisors believe these non-convertible securities present favorable opportunities for capital appreciation. Each fund may also engage in hedging strategies such as options, futures and forward currency contracts, to attempt to reduce the overall risk of its investment portfolio, enhance income, realize gains or manage the fund's foreign currency exposure.

         Govett Global Income Fund/ARK Income Portfolio. The investment objectives of Govett Global Income Fund and ARK Income Portfolio are similar. The primary investment objective of Govett Global Income Fund is to provide high current income as is consistent with the preservation of capital, while its secondary objective is capital appreciation. ARK Income Portfolio's primary investment objective is current income, while its secondary objective is capital growth. The Govett Global Income Fund seeks to achieve its investment objectives by investing primarily in debt securities. Under normal circumstances, the Govett Global Income Fund invests at least 65% of its total assets in debt securities of issuers located in at least three different countries, which may include the United States. The Govett Global Income Fund may not invest more than 40% of its total assets in any one country, other than the United States. The ARK Income Portfolio seeks its investment objective by investing primarily in U.S. investment-grade corporate and government fixed income securities (including convertible and mortgage-backed securities) and unrated securities determined by the advisor to be of comparable quality. Under normal circumstances, at least 65% of the value of the ARK Income Portfolio's total assets will be invested in fixed income securities. The ARK Income Portfolio may also invest up to 15% of its total assets in securities rated below investment grade ("junk bonds").

         The primary differences in the funds' investment polices are the types and the credit quality of debt securities in which the funds invest. While Govett Global Income Fund invests primarily in U.S. and foreign government debt securities, the ARK Income Portfolio primarily invests in U.S. corporate and government fixed income securities. Govett Global Income Fund's investment policies require that it normally invest 75% of its total assets in investment-grade debt securities and commercial paper. The ARK Income Portfolio's investment policies also require that it invest primarily in investment - grade fixed income securities. ARK Income Portfolio, however, may invest a greater percentage of its assets in non-investment grade securities.

         Govett Smaller Companies Fund/ARK Small-Cap Equity Portfolio. The investment objective of Govett Smaller Companies Fund is long-term capital appreciation by investing primarily in equity securities of smaller companies. The investment objective of ARK Small-Cap Equity Portfolio is long-term capital appreciation. It seeks to achieve its investment objective by investing primarily in the common stock and other equity securities of small-capitalization U.S. issuers. Under normal circumstances, the Govett Smaller Companies Fund will invest at least 65% of its total assets in common stock and other equity securities of smaller companies. For this fund, a smaller company is a company with a market capitalization no greater than $3 billion when the fund makes the initial investment. Under normal circumstances, at least 65% of the value of the ARK Small-Cap Equity Portfolio's total assets will be invested in equity securities of companies with a market capitalization of $2 billion or less at the time of investment.

         The primary differences in the funds' investment policies are the type and size of the companies in which they invest. While the Govett Smaller Companies Fund invests in both foreign and U.S. issuers, the ARK Small-Cap Equity Portfolio invests primarily in U.S. companies. In addition, Govett Smaller Companies Fund invests in companies with market capitalizations up to $3 billion, whereas the ARK Small-Cap Equity Portfolio invests in companies with market capitalizations up to $2 billion. Thus, the market capitalizations of the companies in which the ARK Small-Cap Equity Portfolio invests may be somewhat smaller.

         Additional Information. See Appendix B for more information regarding the investment practices of the Acquired Funds and the Acquiring Funds. For a more complete description of the investment objectives and policies of the Acquired Funds and the Acquiring Funds, see the Prospectus and Annual Report of Govett Funds and the Prospectus, Annual Report and Semi-Annual Report of ARK Funds, which are incorporated herein by reference. The Prospectus, Annual Report, and Semi-Annual Report of the ARK Funds are furnished with this Prospectus/Proxy Statement.

Management and Arrangements with Service Providers

         Responsibility for the management and supervision of Govett Funds and the Acquired Funds rests with the Govett Funds' Board of Directors. The investment manager to the Acquired Funds is AIB Govett, Inc. ("AIB Govett") and their subadvisor is AIB Govett Asset Management Limited ("AIB Govett London"). Chase Global Funds Services Company provides administrative services. FPS Broker Services, Inc. is the distributor and principal underwriter for shares of the Acquired Funds. The Chase Manhattan Bank serves as the global custodian. Additional services are provided to the Acquired Funds by FPS Services, Inc.

         Responsibility for the management and supervision of ARK Funds and the Acquiring Funds rests with the ARK Funds' Board of Trustees. The investment advisor to the Acquiring Funds is Allied Investment Advisors, Inc. ("AIA"). AIB Govett will perform subadvisory services for the ARK International Equity Selection Portfolio (or ARK International Equity Portfolio) and ARK Emerging Markets Portfolio. SEI Investments Distribution Co. serves as the distributor of the shares of the Acquiring Funds. Administrative services are provided by SEI Investments Mutual Funds Services. Allfirst Trust Company, National Association, serves as custodian for the securities and cash of the Acquiring Funds, and Bankers Trust provides custodial services for foreign securities. SEI Investments Distribution Co. serves as the distributor and principal underwriter of the ARK Funds' shares. Retail Class A shares of the Acquiring Funds are subject to a distribution and shareholder services plan. The Acquiring Funds' Institutional Class shares are subject to a shareholder services plan.

         See Appendix C for more information regarding arrangements with service providers of the Acquired Funds and the Acquiring Funds.

Comparative Fee Tables

         The tables set forth below show (a) shareholder fees and annual operating expenses for each Acquired Fund for the fiscal year ended December 31, 1999 and for each Acquiring Fund as of April 30, 1999 for its fiscal year ended on such date, in each case restated to reflect expenses the Acquired Funds and the Acquiring Funds, respectively, expect to incur during the current fiscal year, and (b) estimated (combined) information for each Acquiring Fund assuming the reorganization of such Acquiring Fund had taken place on October 31, 1999.

             Annual operating expenses as of December 31, 1999 for the Class A Retail and Institutional Class of the Acquired Funds and for the Retail Class A and Institutional Class of the Acquiring Funds are based on (a) operating expense information, adjusted for estimated class specific expenses, in each case restated to reflect expenses the Acquiring Fund expects to incur during the current fiscal year, and (b) estimated (combined) information for the Acquiring Fund assuming the reorganization had taken place on October 31, 1999.


                                                     RETAIL CLASS                     INSTITUTIONAL CLASS
                                                     ------------                     -------------------

                                                                  Estimated                             Estimated
SHAREHOLDER FEES                       Govett                    (Combined)     Govett                 (Combined)
(fees paid directly from your          Global         ARK           ARK         Global        ARK         ARK
investment)                            Income       Income         Income       Income       Income      Income
                                        Fund      Portfolio       Portfolio      Fund       Portfolio   Portfolio
                                        ----      ---------       ---------      ----       ---------   ---------
Maximum sales load imposed on           None         4.50%          4.50%         None        None       None
purchases and reinvested dividends

Deferred sales charges imposed on       None         None           None          None        None       None
redemptions

Redemption Fee                          1.00%(1)     None(2)        None(2)       1.00%(1)    None(2)    None(2)

Exchange Fee                            1.00%(1)     None           None          1.00%(1)    None       None


ANNUAL OPERATING EXPENSES
(expressed as a percentage of average
net assets)

Management Fees                         0.75%        0.60%          0.60%         0.75%       0.60%      0.60%

Distribution (12b-1) Fees               0.35%        0.30%          0.30%         None        None       None

Other Expenses                          3.41%        0.35%          0.35%         3.41%       0.35%      0.35%
                                        -----        -----          -----         -----       -----      -----

Total Annual Portfolio Operating
Expenses                                4.51%(3)     1.25%          1.25%         4.16%(3)    0.95%      0.95%

Fee Waiver and Expense Reimbursement
                                        (2.16%)      (0.20%)        (0.20%)       (2.16%)     (0.09%)    (0.09%)
                                        -------      -------        -------       -------     -------    -------

Net Operating Expenses                  2.35%(4)     1.05%(5)       1.05%(5)      2.00%(4)    0.86%(5)   0.86%(5)

--------------------------------

(1) Class A Retail and Institutional Class shares purchased after September 30, 1998 are subject to a redemption fee of 1% on shares sold within six months of purchase, and shares of either class purchased after December 31, 1998 are subject to an exchange fee of 1% on shares exchanged within six months of purchase.

(2) If redemption proceeds are wired to a bank account, a $10 fee is applicable.

(3) The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1999.

(4) During 1999, the investment manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail shares for 1999 were 1.75% of average daily net assets. The Institutional Class shares had not been sold to the public as of December 31, 1999. For the 2000 fiscal year, the investment manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 2.35% of average daily net assets for Class A Retail shares and to 2.00% of average daily net assets for Institutional Class shares.

(5) The Portfolio's advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.05% for Retail Class A and 0.86% for Institutional Class until August 31, 2001. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual commitment, the advisor is voluntarily reimbursing expenses in order to keep total operating expenses at a specified level. The advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses are as follows:

         Income Portfolio - Retail Class A                     0.95%
         Income Portfolio - Institutional Class                0.82%


EXAMPLE

       A shareholder would pay the following expenses on a $10,000 investment, assuming a 5% annual return, reinvestment on all dividends and redemption of the shares after the number of year indicated:


                                                     RETAIL CLASS                         INSTITUTIONAL CLASS
                                                     ------------                         -------------------

                                                                  Estimated      Govett                   Estimated
                                       Govett                     (Combined)     Global       ARK         (Combined)
                                       Global      ARK Income     ARK Income     Income      Income       ARK Income
                                     Income Fund    Portfolio     Portfolio       Fund      Portfolio     Portfolio
                                     -----------    ---------     ---------       ----      ---------     ---------
1 Year                                  $238          $552           $552          $203        $88          $88

3 Years                                 $1,169        $810           $810          $1,067      $294         $294

5 Years                                 $2,108        $1,087         $1,087        $1,946      $517         $517

10 Years                                $4,498        $1,876         $1,876        $4,208        $1,158       $1,158

       The assumption in the example of a 5% annual return is required by the SEC for all mutual funds, and is not a prediction of any fund's future performance. In addition, this example assumes that the current agreements regarding fee waivers and expense reimbursements will remain in effect only through the end of the Fund's current fiscal year. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF ANY FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                       RETAIL CLASS                       INSTITUTIONAL CLASS
                                                       ------------                       -------------------

                                                                      Estimated                                 Estimated
                                           Govett         ARK         (Combined)      Govett        ARK         (Combined)
SHAREHOLDER FEES                          Smaller      Small-Cap    ARK Small-Cap     Smaller    Small-Cap     ARK Small-Cap
(fees paid directly from your            Companies       Equity         Equity       Companies     Equity         Equity
investment)                                 Fund       Portfolio      Portfolio        Fund       Portfolio      Portfolio
-----------                                 ----       ---------      ---------        ----       ---------      ---------
Maximum sales load imposed on               None          4.75%         4.75%          None         None          None
purchases and reinvested dividends

Deferred sales charges imposed on           None          None          None           None         None          None
redemptions

Redemption Fee                              1.00%(1)      None(2)       None(2)        1.00%(1)     None(2)       None(2)

Exchange Fee                                1.00%(1)      None          None           1.00%(1)     None          None


ANNUAL OPERATING EXPENSES
(expressed as a percentage of average
net assets)

Management Fees                             1.00%         0.80%         0.80%          1.00%        0.80%         0.80%

Distribution (12b-1) Fees                   0.35%         0.40%         0.40%          None         None          None

Other Expenses                              1.81%         0.46%         0.46%          1.81%        0.46%         0.46%
                                            -----         -----         -----          -----        -----         -----

Total Annual Portfolio Operating
Expenses                                    3.16%(3)      1.66%         1.66%          2.81%(3)     1.26%(6)      1.26%(6)

Fee Waiver and Expense Reimbursement
                                            (0.81%)       (0.22%)       (0.22%)        (0.81%)
                                            -------       -------       -------        -------

Net Operating Expenses                      2.35%(4)      1.44%(5)      1.44%(5)       2.00%(4)

---------------

(1) Class A Retail and Institutional Class shares purchased after September 30, 1998 are subject to a redemption fee of 1% on shares sold within six months of purchase, and shares of either class purchased after December 31, 1998 are subject to an exchange fee of 1% on shares exchanged within six months of purchase.

(2) If redemption proceeds are wired to a bank account, a $10 fee is applicable.

(3) The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1999.

(4) During 1999, the investment manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail shares for 1999 were 2.35% of average daily net assets. The Institutional Class shares had not been sold to the public as of December 31, 1999. For the 2000 fiscal year, the investment manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 2.35% of average daily net assets for Class A Retail shares and to 2.00% of average daily net assets for Institutional Class shares.

(5) The Portfolio's advisor has agreed contractually to waive fees and reimburse expenses of the Retail Class A in order to keep total operating expenses from exceeding 1.44% until August 31, 2001. The Retail Class A's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual commitment, the advisor is voluntarily reimbursing expenses in order to keep total operating expenses at a specified level. The advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses are as follows:

         Small-Cap Equity Portfolio - Retail Class A             1.30%

(6) The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the advisor is voluntarily waiving reimbursing expenses in order to keep total operating expenses at a specified level. The advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses are as follows:

         Small-Cap Equity Portfolio - Institutional Class       1.19%




EXAMPLE

       A shareholder would pay the following expenses on a $10,000 investment, assuming a 5% annual return, reinvestment on all dividends and redemption of the shares after the number of year indicated:

                                                     RETAIL CLASS                            INSTITUTIONAL CLASS
                                                     ------------                            -------------------

                                                                     Estimated
                                                                     (Combined)                                  Estimated
                                           Govett         ARK           ARK          Govett          ARK         (Combined)
                                          Smaller      Small-Cap     Small-Cap       Smaller      Small-Cap    ARK Small-Cap
                                         Companies       Equity        Equity       Companies       Equity         Equity
                                            Fund       Portfolio     Portfolio        Fund        Portfolio      Portfolio
                                            ----       ---------     ---------        ----        ---------      ---------

1 Year                                      $238          $615          $615          $203           $128          $128

3 Years                                     $899          $953          $953          $795           $400          $400

5 Years                                     $1,584        $1,315        $1,315        $1,412         $692          $692

10 Years                                    $3,411        $2,329        $2,329        $3,079         $1,523        $1,523

       The assumption in the example of a 5% annual return is required by the SEC for all mutual funds, and is not a prediction of any fund's future performance. In addition, this example assumes that the current agreements regarding fee waivers and expense reimbursements will remain in effect only through the end of the Fund's current fiscal year. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF ANY FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                  RETAIL CLASS                            INSTITUTIONAL CLASS
                                                  ------------                            -------------------

                                                                 Estimated                                  Estimated
                                     Govett                       (Combined)                      ARK       (Combined)
                                    Emerging     ARK Emerging    ARK Emerging      Govett      Emerging     ARK Emerging
SHAREHOLDER FEES                     Markets        Markets        Markets        Emerging      Markets       Markets
(fees paid directly from your        Equity         Equity          Equity        Markets       Equity         Equity
investment)                           Fund         Portfolio      Portfolio     Equity Fund    Portfolio     Portfolio
                                      ----         ---------      ---------     -----------    ---------     ---------
Maximum sales load imposed on         None          4.75%          4.75%           None          None         None
purchases and reinvested dividends

Deferred sales charges imposed on     None          None           None            None          None         None
redemptions

Redemption Fee                        1.00%(1)      None(2)        None(2)         1.00%(1)      None(2)      None(2)

Exchange Fee                          1.00%(1)      None           None            1.00%(1)      None         None


ANNUAL OPERATING EXPENSES
(expressed as a percentage of
average net assets)

Management Fees                       1.00%         1.00%          1.00%           1.00%         1.00%        1.00%

Distribution (12b-1) Fees             0.35%         0.40%          0.40%           None          None         None


Other Expenses                        2.96%         1.00%(5)       1.00%(5)        2.96%         1.00%(5)     1.00%(5)
                                      -----         -----          -----           -----         -----        -----

Total Annual Portfolio Operating
Expenses                              4.31%(3)      2.40%          2.40%           3.96%(3)      2.00%        2.00%

Fee Waiver and Expense
Reimbursement                         (2.46%)       (0.30%)        (0.30%)         (2.46%)       None         None
                                      -------       -------        -------         -------       ----         ----


Net Operating Expenses                1.85%(4)      2.10%(6)       2.10%(6)        1.50%(4)      2.00%(4)     2.00%(4)

---------

(1) Class A Retail and Institutional Class shares purchased after September 30, 1998 are subject to a redemption fee of 1% on shares sold within six months of purchase, and shares of either class purchased after December 31, 1998 are subject to an exchange fee of 1% on shares exchanged within six months of purchase.

(2) If redemption proceeds are wired to a bank account, a $10 fee is applicable.

(3) The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1999.

(4) During 1999, the investment manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail shares for 1999 were 1.85% of average daily net assets. The Institutional Class shares had not been sold to the public as of December 31, 1999. For the 2000 fiscal year, the investment manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 1.85% of average daily net assets for Class A Retail shares and to 1.50% of average daily net assets for Institutional Class shares.

(5) As of the date of this Proxy/Prospectus, the Portfolio has not yet commenced operations and Other Expenses are based on estimates for the current fiscal year.

(6) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 2.10% for Retail Class A and 2.00% for Institutional Class until August 31, 2001. In addition to its contractual waiver, the advisor is also voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The advisor may discontinue all or part of these voluntary waivers at any time. With the voluntary fee waivers, the Portfolio's actual total operating expenses are as follows:

         Emerging Markets Equity Portfolio - Retail Class A                2.08%
         Emerging Markets Equity Portfolio - Institutional Class           1.98%



EXAMPLE

       A shareholder would pay the following expenses on a $10,000 investment, assuming a 5% annual return, reinvestment on all dividends and redemption of the shares after the number of year indicated:

                                                  RETAIL CLASS                            INSTITUTIONAL CLASS
                                                  ------------                            -------------------

                                                                 Estimated                                  Estimated
                                    Govett                       (Combined)                     ARK         (Combined)
                                    Emerging    ARK Emerging    ARK Emerging      Govett      Emerging     ARK Emerging
                                    Markets        Markets         Markets      Emerging       Markets       Markets
                                    Equity         Equity          Equity        Markets       Equity         Equity
                                     Fund         Portfolio       Portfolio    Equity Fund    Portfolio     Portfolio
                                     ----         ---------       ---------    -----------    ---------     ---------
1 Year                               $188           $678            $678          $153           $203          $203

3 Years                              $1,083         $1,161          $1,161        $981           $627          $627

5 Years                              $1,991         $1,669          $1,669        $1,826         $1,078        $1,078

10 Years                             $4,316         $3,060          $3,060        $4,019         $2,327        $2,327

       The assumption in the example of a 5% annual return is required by the SEC for all mutual funds, and is not a prediction of any fund's future performance. In addition, this example assumes that the current agreements regarding fee waivers and expense reimbursements will remain in effect only through the end of the Fund's current fiscal year. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF ANY FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                     RETAIL CLASS                                INSTITUTIONAL CLASS
                                                     ------------                                -------------------

                                                                      Estimated                                       Estimated
                                                                      (Combined)                                      (Combined)
                                                         ARK             ARK                             ARK             ARK
                                                    International   International                   International   International
SHAREHOLDER FEES                        Govett          Equity         Equity          Govett          Equity           Equity
(fees paid directly from your       International     Selection       Selection     International     Selection       Selection
investment)                          Equity Fund      Portfolio       Portfolio      Equity Fund      Portfolio       Portfolio
                                     -----------      ---------       ---------      -----------      ---------       ---------
Maximum sales load imposed on           None            1.50%           4.75%           None            None            None
purchases and reinvested dividends

Deferred sales charges imposed on       None            None            None            None            None            None
redemptions

Redemption Fee                          1.00%(1)        None(2)         None(2)         1.00%(1)        None(2)         None(2)

Exchange Fee                            1.00%(1)        None            None            1.00%(1)        None            None


ANNUAL OPERATING EXPENSES
(expressed as a percentage of
average net assets)

Management Fees                         1.00%           0.65%           1.00%           1.00%           0.65%           1.00%

Distribution (12b-1) Fees               0.35%           0.40%           0.40%           None            None            None

Other Expenses                          1.99%           0.40%           0.45%           1.98%           0.40%           0.45%
                                        -----           -----           -----           -----           -----           -----

Total Annual Portfolio Operating
Expenses                                3.34%(3)        1.45%           1.85%           2.98%(3)        1.05%           1.45%

Fee Waiver and Expense
Reimbursement                           (0.99%)         (0.31%)         (0.35%)         (0.98%)         (0.08%)         (0.05%)
                                        -------         -------         -------         -------         -------         -------

Net Operating Expenses                  2.35%(4)        1.14%           1.50%(5)        2.00%(4)        0.97%           1.40%(5)

---------------

(1) Class A Retail and Institutional Class shares purchased after September 30, 1998 are subject to a redemption fee of 1% on shares sold within six months of purchase, and shares of either class purchased after December 31, 1998 are subject to an exchange fee of 1% on shares exchanged within six months of purchase.

(2) If redemption proceeds are wired to a bank account, a $10 fee is applicable.

(3) The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1999.

(4) During 1999, the investment manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail shares for 1999 were 2.35% and 2.00% of average daily net assets, respectively. For the 2000 fiscal year, the investment manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 2.35% of average daily net assets for Class A Retail shares and to 2.00% of average daily net assets for Institutional Class shares.

(5) If the changes to the Portfolio's investment objectives and policies are approved by the shareholders and implemented, the Portfolio's advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.50% for Retail Class A and 1.40% for Institutional Class until August 31, 2001.

EXAMPLE

       A shareholder would pay the following expenses on a $10,000 investment, assuming a 5% annual return, reinvestment on all dividends and redemption of the shares after the number of year indicated:

                                            RETAIL CLASS                                     INSTITUTIONAL CLASS
                                            ------------                                     -------------------


                                                                 Estimated                                         Estimated
                                                                 (Combined)                                        (Combined)
                                                    ARK             ARK                              ARK              ARK
                                               International   International                    International    International
                                                  Equity          Equity          Govett           Equity           Equity
                        Govett International     Selection       Selection     International      Selection        Selection
                             Equity Fund         Portfolio       Portfolio      Equity Fund       Portfolio        Portfolio
                             -----------         ---------       ---------      -----------       ---------        ---------
1 Year                          $238                $264            $620            $203            $99               $143

3 Years                         $935                $572            $997            $829            $326              $454

5 Years                         $1,656              $901            $1,397          $1,481          $572              $787

10 Years                        $3,564              $1,833          $2,514          $3,230          $1,275            $1,731


       The assumption in the example of a 5% annual return is required by the SEC for all mutual funds, and is not a prediction of any fund's future performance. In addition, this example assumes that the current agreements regarding fee waivers and expense reimbursements will remain in effect only through the end of the Fund's current fiscal year. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF ANY FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                     RETAIL CLASS                           INSTITUTIONAL CLASS
                                                     ------------                           -------------------

                                                                      Estimated                                      Estimated
                                                                      (Combined)                                    (Combined)
                                                         ARK             ARK                           ARK             ARK
SHAREHOLDER FEES                        Govett      International   International    Govett        International   International
(fees paid directly from your       International       Equity          Equity    International       Equity        Equity
investment)                          Equity Fund      Portfolio       Portfolio    Equity Fund      Portfolio       Portfolio
                                     -----------      ---------       ---------    -----------      ---------       ---------
Maximum sales load imposed on           None            4.75%           4.75%           None            None            None
purchases and reinvested dividends

Deferred sales charges imposed on       None            None            None            None            None            None
redemptions

Redemption Fee                          1.00%(1)        None(2)         None(2)         1.00%(1)        None(2)         None(2)

Exchange Fee                            1.00%(1)        None            None            1.00%(1)        None            None


ANNUAL OPERATING EXPENSES
(expressed as a percentage of
average net assets)

Management Fees                         1.00%           1.00%           1.00%           1.00%           1.00%           1.00%

Distribution (12b-1) Fees               0.35%           0.40%           0.40%           None            None            None

Other Expenses                          1.99%           0.75%(5)        0.75%(5)        1.98%           0.75%(5)        0.75%(5)
                                        -----           -----           -----           -----           -----           -----

Total Annual Portfolio Operating
Expenses                                3.34%(3)        2.15%           2.15%           2.98%(3)        1.75%           1.75%

Fee Waiver and Expense
Reimbursement                           (0.99%)         (0.55%)         (0.55%)         (0.98%)         (0.25%)         (0.25%)
                                        -------         -------         -------         -------         -------         -------

Net Operating Expenses                  2.35%(4)        1.60%(6)        1.60%(6)        2.00%(4)        1.50%(6)        1.50%(6)

---------------

(1) Class A Retail and Institutional Class shares purchased after September 30, 1998 are subject to a redemption fee of 1% on shares sold within six months of purchase, and shares of either class purchased after December 31, 1998 are subject to an exchange fee of 1% on shares exchanged within six months of purchase.

(2) If redemption proceeds are wired to a bank account, a $10 fee is applicable.

(3) The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1999.

(4) During 1999, the investment manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail shares for 1999 were 2.35% and 2.00% of average daily net assets, respectively. For the 2000 fiscal year, the investment manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 2.35% of average daily net assets for Class A Retail shares and to 2.00% of average daily net assets for Institutional Class shares.

(5) As of the date of this Prospectus/Proxy Statement, the Portfolio has not yet commenced operations and Other Expenses are based on estimates for the current fiscal year.

(6) The Portfolio's advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.60% for Retail Class A and 1.50% for Institutional Class until August 31, 2001.

EXAMPLE

       A shareholder would pay the following expenses on a $10,000 investment, assuming a 5% annual return, reinvestment on all dividends and redemption of the shares after the number of year indicated:

                                            RETAIL CLASS                                     INSTITUTIONAL CLASS
                                            ------------                                     -------------------

                                                                 Estimated                                         Estimated
                                                                 (Combined)                                        (Combined)
                                                    ARK             ARK                              ARK              ARK
                                                International   International       Govett       International    International
                        Govett International       Equity          Equity      International        Equity           Equity
                             Equity Fund          Portfolio       Portfolio      Equity Fund       Portfolio        Portfolio
                             -----------          ---------       ---------      -----------       ---------        ---------
1 Year                       $238                   $630            $630            $203            $153              $153

3 Years                      $935                   $1,066          $1,066          $829            $527              $527

5 Years                      $1,656                 $1,526          $1,526          $1,481          $926              $926

10 Years                     $3,564                 $2,799          $2,799          $3,230          $2,042            $2,042

       The assumption in the example of a 5% annual return is required by the SEC for all mutual funds, and is not a prediction of any fund's future performance. In addition, this example assumes that the current agreements regarding fee waivers and expense reimbursements will remain in effect only through the end of the Fund's current fiscal year. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF ANY FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



Purchases

         Class A Retail shares of the Acquired Funds may be sold to any interested party who meets the investment minimum. Institutional Class shares of the Acquired Funds may be sold only to certain eligible investors. Class A Retail shares and Institutional Class shares may be purchased at their net asset value without a sales charge determined as of the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern Time). Share purchases may be made Monday through Friday, except on certain holidays. The following minimum investments apply to Class A Retail shares or Institutional Class shares of the Acquired Funds unless they are waived:

                                                           Class A Retail                        Institutional Class
                                                           --------------                        -------------------

                                             First Stage                 Second Stage
                                          Shareholders (you            Shareholders (you
                                        became, and remain,          became, and remain, a
                                        a shareholder prior to      shareholder on or after
                                           January 1, 1998)            January 1, 1998)
                                           ----------------            ----------------
To open a regular account                        $500                       $5,000                      $25,000

To add to a regular account                       $25                       $1,000                        $0

To open an IRA account                           $500                       $2,000                        N/A

To add to an IRA account                          $25                       $1,000                        N/A

Minimum account balance                          $500                        $500                         $0

         Shares of the Acquiring Funds are sold on a continuous basis at net asset value plus any applicable sales charge. Retail Class A shares are sold through qualified securities brokers and other financial institutions. The maximum sales charge applicable to the Retail Class A of the Acquiring Funds is 4.75%, except the ARK Income Portfolio which is 4.50%. Institutional Class shares of the Acquiring Funds are sold to individuals, institutions and other entities that have established trust, custodial or money management relationships with Allfirst Bank ("Allfirst") or its affiliates. Institutional Class shares may be purchased by eligible investors at their net asset value without a sales charge. Purchases may be made Monday through Friday, except on certain holidays. The net asset value of the Acquiring Funds is calculated as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). Shareholders of the Acquiring Funds may reinvest their dividends in Retail Class A or Institutional Class shares, as applicable, of the Acquiring Funds but additional purchases of shares may only be made by Acquiring Fund shareholders who are otherwise eligible to purchase shares of that particular class. The following minimum investments apply to purchases of shares of the Acquiring Funds unless they are waived:



                                                                    Retail Class A           Institutional Class
                                                                    --------------           -------------------
To open an account                                                        $500                    $100,000

To add to an account                                                      $500                       N/A

Minimum account balance                                                   $500                    $250,000*

---------------

*An Institutional Class shareholder of the Acquiring Fund must, within six months, reach and maintain an aggregate balance of $250,000.

Exchanges

         After the reorganizations, former shareholders of the Acquired Funds will have the same exchange rights as holders of shares of the same class of the Acquiring Funds. Shares of the

Acquiring Funds may be exchanged on any business day at their net asset value, plus any sales charge differential, for shares of the same class of one or more of the other ARK Funds. Shares of the Acquired Funds may also be exchanged at their net asset value, plus any sales charge differential, for the shares of the same class of the other Govett Funds and the Kemper Money Market Fund. The primary differences in the exchange rights of the Acquired and Acquiring Fund shareholders are the number of fund portfolios into which Acquired Fund shareholders may exchange their shares. Class A Retail and Institutional Class shares of the Acquired Funds purchased after December 31, 1998 are subject to an exchange fee of 1% on shares exchanged within six months of purchase; the Acquiring Funds do not have any exchange fees. In addition, Acquired Fund shareholders have a smaller number of fund portfolios into which they may exchange their shares as compared to the number of portfolios available to Acquiring Fund shareholders.

Dividends and Distributions

         The Acquired and Acquiring Funds each declare and pay dividends from net investment income and net realized capital gains, if any, annually, except the Govett Global Income Fund and ARK Income Portfolio, which declare income dividends daily and pay them monthly. Distributions may include all or a portion of the fund's net realized short-term gains. At least annually, distributions of any net realized or remaining gains will be declared.

         The primary difference between the Acquired and Acquiring Funds is the automatic reinvestment of dividends. Holders of shares of the Acquired Fund may elect to have their dividends and distributions automatically reinvested in additional shares of the same class, to receive their dividends and distributions in cash, or to receive a combination of additional shares and cash. If a shareholder fails to select an option, all dividends and distributions are reinvested in additional shares. For the Acquiring Funds, dividends and distributions are automatically reinvested in additional shares, unless cash payments are requested in writing.

Redemption Procedures

         Shares of the Acquired and Acquiring Funds are redeemable on any business day at a price equal to the net asset value of the shares the next time it is calculated after receipt of a redemption request in good order. The primary difference in the redemption procedures of the Acquired and Acquiring Funds is that Class A Retail and Institutional Class shares of the Acquired Funds purchased after September 30, 1998 are subject to a 1% redemption fee on shares sold within six months of purchase. The Acquiring Funds do not have any redemption fees.

         VOTING INFORMATION. This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors of Govett Funds in connection with the Meeting. Only shareholders of record at the close of business on May 18, 2000 will be entitled to notice of and to vote at the Meeting. Each share or fraction thereof is entitled to one vote or fraction thereof. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no instruction is given, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person. For additional information, including a description of the shareholder vote required for approval of the reorganizations, see "Information Relating to Voting Matters."



                                  RISK FACTORS

         The following discussion summarizes some of the more significant risk factors relating to the Acquired Funds and corresponding Acquiring Funds and is qualified by reference to the more complete information about each fund contained in the Prospectuses and Statements of Additional Information of Govett Funds and ARK Funds. See Appendix D for more information concerning risk.

         ARK INCOME PORTFOLIO/GOVETT GLOBAL INCOME FUND. Govett Global Income Fund will merge into ARK Income Portfolio. The following discussion summarizes the risks for each fund.

         RISKS COMMON TO BOTH FUNDS

         FIXED INCOME RISK. The prices of the funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the funds' fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the funds' securities affects risk.

         CREDIT RISK. Junk bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Junk bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

         FOREIGN SECURITIES AND CURRENCY RISK. Investments in foreign markets expose the funds' investments to additional risks including the following:

         -        Political instability

         -        Significant or rapid changes in currency exchange rates

         -        Foreign exchange restrictions

         - Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards

         The funds may invest in emerging markets, and these risks are increased to the extent they do so.

         RISKS ASSOCIATED WITH ARK INCOME PORTFOLIO

         MORTGAGE-BACKED SECURITIES RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how the securities will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

         The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

         RISKS ASSOCIATED WITH GOVETT GLOBAL INCOME FUND

         DIVERSIFICATION RISK. Govett Global Income Fund is not a "diversified company" as defined in the Investment Company Act of 1940. As a result, this fund may invest in a smaller number of issuers than diversified mutual funds, which exposes it to a greater risk of loss from its investments in any one company.

         PRIMARY DIFFERENCES IN INVESTMENT RISK OF THE FUNDS

         ARK Income Portfolio and Govett Global Income Fund are subject to substantially the same investment risks arising out of investing in debt securities. However, Govett Global Income Fund is subject to additional risks of non-diversification and investment in foreign securities. Under its investment policies, the ARK Income Portfolio is a diversified company and invests to a lesser extent in foreign securities. However, ARK Income Portfolio may invest a greater percentage of its assets in non-investment grade securities.

         ARK SMALL-CAP EQUITY PORTFOLIO/GOVETT SMALLER COMPANIES FUND. Govett Smaller Companies Fund will merge into ARK Small-Cap Equity Portfolio. The following discussion summarizes the risks for each fund.

         RISKS COMMON TO BOTH FUNDS

         EQUITY RISK. Since they purchase equity securities, the funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the funds' equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the funds.

         SMALL-CAP RISK. The smaller capitalization companies the funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

         FIXED INCOME RISK. Junk bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Junk bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.


         FOREIGN SECURITIES RISK. Investments in foreign markets expose the funds' investments to additional risks including the following:

         -        Political instability

         -        Significant or rapid changes in currency exchange rates

         -        Foreign exchange restrictions

         - Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards

      The funds may invest in emerging markets, and these risks are increased to the extent they do so.


      PRIMARY DIFFERENCES IN INVESTMENT RISK OF THE FUNDS

      ARK Small-Cap Equity Portfolio and Govett Smaller Companies Fund are subject to substantially the same investment risks arising out of investing in companies with small market capitalizations. ARK Small-Cap Equity Portfolio is subject to additional risks arising out of its smaller capitalization focus and investments in junk bonds. ARK Small-Cap Equity Portfolio invests in companies with market capitalizations of $2 billion or less. By contrast, Govett Smaller Companies may invest in securities of issuers with market capitalizations up to $3 billion. Thus, ARK Small-Cap Equity Portfolio may be subject to greater volatility than the Govett Smaller Companies Fund since the market capitalizations of the companies in which it invests may be smaller.

      ARK EMERGING MARKETS EQUITY PORTFOLIO/GOVETT EMERGING MARKETS EQUITY FUND. Govett Emerging Markets Equity Fund will merge into ARK Emerging Markets Equity Portfolio. There are no significant differences in the investment risk of the funds. The following discussion summarizes the risks for each fund.

      RISKS COMMON TO BOTH FUNDS

      EQUITY RISK. Since they purchase equity securities, the funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the funds' equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the funds.

      FOREIGN SECURITIES RISK. Investments in foreign markets expose the funds' investments to additional risks including the following:

      -     Political instability

      -     Significant or rapid changes in currency exchange rates

      -     Foreign exchange restrictions

      - Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards

      The funds may invest in emerging markets, and these risks are increased to the extent they do so.

      SMALL-CAP RISK. Securities of smaller companies tend to experience more price volatility than securities of larger companies. Generally, smaller companies have more limited product lines and markets than larger companies. On the other hand, larger companies generally do not offer the potential for capital appreciation, as do well-managed smaller companies.

      ARK INTERNATIONAL EQUITY SELECTION PORTFOLIO (OR ARK INTERNATIONAL EQUITY PORTFOLIO)/GOVETT INTERNATIONAL EQUITY FUND. Govett International Equity Fund will merge into ARK International Equity Selection Portfolio (or ARK International Equity Portfolio).

There are no significant differences in the investment risk of the funds. The following discussion summarizes the risks for each fund.

      EQUITY RISK. Since they purchase equity securities, the funds are subject to the risk that stock prices will decline over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the funds' equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the funds.

      FOREIGN SECURITIES RISK. Investments in foreign markets expose the funds' investments to additional risks including the following:

      -     Political instability

      -     Significant or rapid changes in currency exchange rates

      -     Foreign exchange restrictions

      - Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards

      The funds may invest in emerging markets, and these risks are increased to the extent they do so.

      SMALL-CAP RISK. Securities of smaller companies tend to experience more price volatility than securities of larger companies. Generally, smaller companies have more limited product lines and markets than larger companies. On the other hand, larger companies generally do not offer the potential for capital appreciation, as do well-managed smaller companies.

      See Appendix D for more information concerning risk.

                              FINANCIAL HIGHLIGHTS

      The Financial Highlights information for the Acquired and Acquiring Funds are incorporated by reference to the May 1, 2000 Prospectus and the Annual Report for the fiscal year ended December 31, 1999 of Govett Funds and the June __, 2000 Prospectus and the Annual Report for the fiscal year ended April 30, 1999 and Semi-Annual Report for the six-months ended October 31, 1999 of ARK Funds, and are available upon request, without charge, by calling Govett Funds at 1-800-821-0803 or ARK Funds at 1-888-4ARK-FUND. In addition, ARK financial materials are furnished along with this Prospectus/Proxy Statement.



             INFORMATION RELATING TO THE PROPOSED REORGANIZATIONS

      ARK Funds and Govett Funds have entered into a reorganization agreement that provides that each Acquiring Fund is to acquire the corresponding Acquired Fund. The reorganization agreement puts forth the terms and conditions that will apply to the Acquired Funds reorganization into the Acquiring Funds. A copy of the reorganization agreement is attached as Appendix A.

      DESCRIPTION OF THE REORGANIZATION AGREEMENT. The reorganization agreement provides the details of the reorganizations. In essence, the reorganizations will have two steps:

      - First, if the shareholders of an Acquired Fund approve the reorganization, the Acquired Fund will transfer substantially all of its assets and liabilities to its corresponding Acquiring Fund. In exchange, the Acquired Fund will receive shares of its corresponding Acquiring Fund with a total value equal to the value of the assets it is transferring (net of the Acquired Fund's liabilities).

      - Second, the Acquired Fund will dissolve. Each Acquiring Fund will open an account for each corresponding Acquired Fund's shareholder, and will credit each shareholder with shares of the Acquiring Fund of the same class and with the same total value as the Acquired Fund shares that the shareholder owned on the date of the reorganization. New share certificates will not be issued.

      On or before the reorganization date, the Acquired Funds will distribute all of their investment company taxable income earned, and all of their net capital gains realized. On the day of the reorganization, Acquired Fund shareholders will receive shares of the corresponding Acquiring Fund, of the same class as their shares of the Acquired Fund and with the same total value as their shares of the Acquired Fund. However, the number of shares the Acquired Fund shareholders will receive, and the price per share, will be different, depending on the net asset values per share of the funds on the reorganization date.

      Reorganization expenses will be paid by AIB Govett. The consummation of the reorganizations is subject to certain conditions:

      - Approval of the reorganization agreement by the shareholders of the Acquired Funds (1);

      - Receipt of certain legal opinions described in the reorganization agreement;

      - Continuing accuracy of the representations and warranties in the reorganization agreement;

      - Performance in all material respects of the agreements in the reorganization agreement.

      ARK Funds and Govett Funds may mutually agree to terminate the reorganization agreement at or prior to the reorganization date. Either ARK Funds or Govett Funds may terminate the reorganization agreement at any time after September 30, 2000 if the reorganizations have not occurred on or prior to that date. In addition, either ARK Funds or

---------------

(1) The reorganization of the Govett International Equity Fund into the ARK International Selection Portfolio will also be contingent upon the approval by ARK shareholders and implementation of the proposed change in the investment policy and related matters.

Govett Funds may waive the other party's breach of a provision or failure to satisfy a condition of the reorganization agreement.

      BOARD CONSIDERATIONS. The Board of Directors of Govett Funds has determined that the reorganizations are in the best interests of the Acquired Funds and their shareholders and has approved the reorganization agreement. In approving the reorganizations, the Board considered the following factors, among others:

      (a) more efficient operations due to combining the assets of the Acquired Funds with the Acquiring Funds;

      (b) the opportunity for the shareholders of each Acquired Fund to participate in a larger family of mutual funds through the exchange privilege offered by ARK Funds;

      (c) the similarity of the investment objective and policies of each Acquired Fund and the corresponding Acquiring Fund;

      (d) the fact that the investment advisors of the Acquired Funds and the Acquiring Funds are under common control and there would be a continuation of several of the same personnel and resources;

      (e) the fact that shareholder interests would not be diluted in the proposed reorganizations; and

      (f) the status of each reorganization as a tax-free reorganization.

      After consideration of the factors and other relevant information, the Board of Directors of Govett Funds unanimously approved the reorganization agreement and directed that it be submitted to shareholders for approval. THE BOARD RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE REORGANIZATION AGREEMENT AND THE TRANSACTIONS CONTEMPLATED THEREBY.

      At a meeting held on December 10, 1999, the Board of Directors of ARK Funds approved the reorganization agreement, finding that the reorganizations are in the best interests of the Acquiring Funds and their shareholders and that the interests of the existing shareholders of the Acquiring Funds would not be diluted as a result of the reorganizations.

      CAPITALIZATION. Because the Acquired Funds will be combined in the reorganizations with the Acquiring Funds, the total capitalization of the Acquiring Funds after the reorganizations is expected to be greater than the current capitalization of the Acquired Funds. The following table sets forth as of October 31, 1999: (a) the capitalization of the Acquiring Funds and the Acquired Funds, except for Govett Global Income Fund and ARK Income Portfolio and (b) the estimated (combined) capitalization of the Acquiring Funds, with the exception of ARK Income Portfolio, as adjusted to give effect to the reorganizations. If consummated, the capitalization of the Acquiring Funds and Acquired Funds is likely to be different at the reorganization date as a result of daily share purchase and redemption activity.

                                                                                                          Estimated (Combined)
                                    Govett Smaller                    ARK Small-Cap                          ARK Small-Cap
                                    Companies Fund                   Equity Portfolio                       Equity Portfolio
                                    Class A Retail                    Retail Class A                         Retail Class A
                                    --------------                   ---------------                      --------------------


Total Net Assets                      $59,952,238                       $3,608,980                            $63,561,218


Shares Outstanding                     2,646,172                         189,198                               3,331,349

Net Asset Value
Per Share                               $22.66                            $19.08                                 $19.08


                                                                                                          Estimated (Combined)
                                    Govett Smaller                    ARK Small-Cap                          ARK Small-Cap
                                    Companies Fund                   Equity Portfolio                       Equity Portfolio
                                  Institutional Class              Institutional Class                    Institutional Class
                                  -------------------              -------------------                    --------------------

Total Net Assets                          N/A                          $46,509,716                            $46,509,716


Shares Outstanding                        N/A                           2,424,296                              2,424,296

Net Asset Value
Per Share                                 N/A                             $19.19                                 $19.19

                                    Govett Emerging                                                    Estimated (Combined)
                                        Markets                    ARK Emerging Markets                ARK Emerging Markets
                                      Equity Fund                  Equity Portfolio(1)                   Equity Portfolio
                                    Class A Retail                    Retail Class A                      Retail Class A
                                    --------------                 --------------------                --------------------

Total Net Assets                      $14,873,216                          N/A                              $14,873,216


Shares Outstanding                     1,429,346                           N/A                               1,429,346

Net Asset Value
Per Share                               $10.41                             N/A                                $10.41

                                                                                                          Estimated (Combined)
                                 Govett International               ARK International                      ARK International
                                      Equity Fund               Equity Selection Portfolio           Equity Selection Portfolio(2)
                                    Class A Retail                    Retail Class A                         Retail Class A
                                 --------------------           --------------------------           -----------------------------

Total Net Assets                      $11,679,800                       $1,995,966                            $13,675,766

Shares Outstanding                      943,538                          160,234                               1,097,618

Net Asset Value
Per Share                               $12.38                            $12.46                                 $12.46

                                                                                                          Estimated (Combined)
                                 Govett International               ARK International                      ARK International
                                      Equity Fund               Equity Selection Portfolio           Equity Selection Portfolio(3)
                                  Institutional Class              Institutional Class                    Institutional Class
                                 --------------------           --------------------------           -----------------------------

Total Net Assets                      $7,538,847                       $28,028,545                            $35,567,392

Shares Outstanding                      606,543                         2,249,641                              2,854,685

Net Asset Value
Per Share                               $12.43                            $12.46                                 $12.46

     The capitalization information for Govett Global Income Fund and ARK Income Portfolio is set forth below as of June 15, 2000.

                                     Govett Global                      ARK Income                        Estimated (Combined)
                                      Income Fund                       Portfolio                         ARK Income Portfolio
                                    Class A Retail                    Retail Class A                         Retail Class A
                                    --------------                    --------------                      --------------------

Total Net Assets                      $3,547,482                        $5,578,844                            $9,126,326


Shares Outstanding                      503,816                          577,172                                 944,026

Net Asset Value
Per Share                                $7.04                            $9.67                                    $9.67

                                     Govett Global                      ARK Income                        Estimated (Combined)
                                      Income Fund                       Portfolio                         ARK Income Portfolio
                                  Institutional Class              Institutional Class                     Institutional Class
                                  -------------------              -------------------                    --------------------

Total Net Assets                          N/A                          $355,232,955                           $355,232,955

Shares Outstanding                        N/A                            37,195,664                             37,195,664

Net Asset Value
Per Share                                 N/A                               $9.55                                   $9.55

-----------------

(1) The ARK Emerging Markets Equity Portfolio was created solely for purposes of the reorganization.


(2) In the event that the Govett International Equity Fund is reorganized with the ARK International Equity Portfolio (rather than the ARK International Equity Selection Portfolio), the Estimated (Combined) Total Net Assets, Shares Outstanding, and Net Asset Value Per Share for Retail Class A shares would be $11,679,900, 943,546 and $12.38, respectively.

(3) In the event that the Govett International Equity Fund is reorganized with the ARK International Equity Portfolio (rather than the ARK International Equity Selection Portfolio), the Estimated (Combined) Total Net Assets, Shares Outstanding, and Net Asset Value Per Share for Institutional Class would be $7,538,947, 606,551 and $12.43, respectively.

      FEDERAL INCOME TAX CONSEQUENCES. Each reorganization of an Acquired Fund into an Acquiring Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. The reorganizations are not expected to have material federal income tax consequences to the Acquired Funds, Acquiring Funds or their shareholders.

Following the reorganization, each Acquiring Fund will have the same federal tax basis in the assets of the corresponding Acquired Fund that that Acquired Fund had in those assets immediately prior to the reorganization. In addition, each shareholder of an Acquired Fund will have the same federal tax basis in the shares of the Acquiring Fund received in the reorganization that the shareholder had in his or her shares of the Acquired Fund immediately prior to the reorganization. It is not expected that Acquired Fund shareholders would incur any personal state or local taxes as a result of the reorganization, but Acquired Funds shareholders should consult their tax advisors to make sure.

      At December 31, 1999, the Govett Emerging Markets Equity Fund, Govett Smaller Companies Fund and Govett Global Income Fund had capital loss carry-forwards available to offset future net capital gains of $12,933,321, $26,909,229, $4,656,156, respectively. The carry-forward period for capital losses is limited to eight years, and various portions will expire through 2006 for Govett Emerging Markets Equity Fund and Govett Smaller Companies Fund and 2007 for Govett Global Income Fund unless used to offset realized capital gains. Under the Internal Revenue Code, ARK Small-Cap Equity Portfolio and ARK Income Portfolio will succeed to only a portion of these capital loss carry-forwards, limited generally to an amount equal to the fair market value of the corresponding Acquired Funds on the closing date of the reorganization multiplied by the long-term tax-exempt rate in effect at that time (currently 5.84%). Since the merger of the Govett Emerging Markets Equity Fund into the ARK Emerging Markets Equity Portfolio is a shell reorganization, the ARK Emerging Markets Equity Portfolio will succeed to Govett Emerging Markets Equity Fund's entire capital loss carry-forward. The limited ability of the Acquiring Funds to utilize the full amount of the capital loss carry-forwards may adversely affect Acquired Fund shareholders.

      ARK Funds and Govett Funds have not sought a tax ruling from the Internal Revenue Service (the "IRS"), but are acting in reliance upon the opinion of counsel discussed above. The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

                     INFORMATION RELATING TO VOTING MATTERS

      GENERAL INFORMATION. The Board of Directors of Govett Funds, in connection with the Meeting, is providing this Prospectus/Proxy Statement in connection with the solicitation of proxies. Solicitation of proxies will occur principally by mail, but officers and service contractors of Govett Funds may also solicit proxies by telephone, telegraph, or personal interview. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Govett Funds a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person.

      Only shareholders of the Acquired Funds of record at the close of business on May 18, 2000 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted:

                                                                 Class A Retail    Institutional Class
                                                                 --------------    -------------------
Govett Global Income Fund                                        506,050 Shares                    N/A
Govett Smaller Companies Fund                                  2,304,814 Shares                    N/A
Govett Emerging Markets Equity Fund                            1,157,946 Shares                    N/A
Govett International Equity Fund                                 889,493 Shares         504,618 Shares


Each share or fractional share is entitled to one vote or fraction thereof.

      If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting or any adjournment thereof. For information on adjournments of the Meeting, see "Quorum" below.

      SHAREHOLDER APPROVAL. The reorganization agreement and the transactions contemplated by it are being submitted for approval at the Meeting in accordance with the provisions of the charter and bylaws of Govett Funds. Under the charter, the reorganizations must be approved by not less than a majority of the total number of share outstanding of the class or series of stock entitled to vote thereon.

      In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted in determining whether a quorum is present for purposes of convening the Meeting. With respect to voting on the reorganizations, abstentions and broker non-votes will have the same effect as votes cast against the proposal.

      The vote of the shareholders of the Acquiring Funds regarding the reorganizations is not being solicited because their approval or consent is not necessary for the reorganizations to be consummated.

      As of June 1, 2000, the following persons beneficially owned of record 5% or more of the shares of the Acquired Funds:



         Name and Address of                        Number of     Percent Owned
              Shareholder              Portfolio      Shares       Beneficially
         -------------------           ---------    ---------     -------------
      Subramonian Shankar                Govett
      5990 Neely Court                   Global
      Norcross, GA 30092-1418            Income       53,487          10.59%

      Michael E. Pichichero              Govett
      332 Landing Road S              International
      Rochester, NY 14610-3535           Equity       47,419           3.41%

      Light & Co
      c/o Allfirst Trust Company
      NA                                 Govett
      Securities Processing           International
      109-911                            Equity           441,381       31.74%
      P.O. Box 1596
      Baltimore, MD 21203-1596

      For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Under this definition, Light & Co. may be deemed to be a controlling person of Govett International Equity Fund.

      As of June 1, 2000, the directors and officers of Govett Funds, as a group, owned less than 1% of the outstanding shares of each of the Acquired Funds.

      Upon consummation of the reorganizations, the above-mentioned 5% shareholders of the Acquired Funds will own the following percentage of shares of the Acquiring Funds:

                                                             Percentage of
      Name and Address of Shareholder      Portfolio       Outstanding Shares
      -------------------------------    -------------     ------------------
      Subramonian Shankar
      5990 Neely Court                      Govett
      Norcross, GA 30092-1418            Global Income           0.15%

      Michael E. Pichichero                 Govett
      332 Landing Road S                 International
      Rochester, NY 14610-3535              Equity               3.41%

      Light & Co
      c/o Allfirst Trust Company NA
      Securities Processing 109-911         Govett
      P.O. Box 1596                      International
      Baltimore, MD 21203-1596              Equity              31.74%


      As of June 1, 2000, the following persons beneficially owned of record 5% or more of the shares of the Acquiring Funds:


        Name and Address                              Number of    Percent of
          of Shareholder              Portfolio        Shares       Portfolio
        ----------------              ---------       ---------    ----------
Allfirst Financial Pension Plan         Income        4,152,659      11.01%
Allfirst Bank- Mail Code 109-810
110 S. Paca Street
Baltimore, MD  21201               Small-Cap Equity    544,200       10.18%

        Name and Address                              Number of    Percent of
          of Shareholder              Portfolio        Shares       Portfolio
        ----------------              ---------       ---------    ----------
IBEW Intl Off Reps & Assts Pen          Income        6,716,786      17.81%
Plan
IBEW
1125-15th Street, N.W.             Small-Cap Equity    471,053       11.57%
Washington, DC  20005-2765

IBEW Off Emp Pen Plan
IBEW
1125-15th Street, N.W.
Washington, DC  20005-2765              Income        2,457,621       6.52%

      As of June 1, 2000, the trustees and officers of ARK Funds, as a group, owned less than 1% of the outstanding shares of each of the Acquiring Funds, with the exception of the following:

         Name and Address of                     Number of     Percent Owned
              Shareholder          Portfolio       Shares       Beneficially
         -------------------       ---------     ---------     -------------
      William H. Cowie Jr. &
      Barbara Jean Cowie JT Ten
      1408 Ruxton Road             Small-Cap
      Baltimore, MD 21204-6622       Equity        6,632            0.17%

      Bill Cowie TTEE
      BJ & Bill Cowie Charitable
      Trust
      1408 Ruxton Road             Small-Cap
      Baltimore, MD 21204-6622       Equity        34,344           0.86%
                                                                    -----

                 Total                                              1.03%

      Upon consummation of the reorganizations, the above-mentioned holders of the Acquiring Funds will own the following percentages of shares of the Acquiring Funds:

       Name and Address                                Percentage of Outstanding
        of Shareholder                  Portfolio                Shares
       ----------------                 ---------      -------------------------
Allfirst Financial Pension Plan          Income                  11.38%
Allfirst Bank-Mail Code 109-810
110 S. Paca Street
Baltimore, MD 21201                     Small-Cap                 9.46%
                                         Equity

IBEW Intl Off Reps & Assts Pen           Income                  18.41%
Plan
IBEW
1125-15th Street, N.W.                  Small-Cap                 8.18%
Washington, DC 20005-2765                Equity

IBEW Off Emp Pen Plan
IBEW
1125-15th Street, N.W.
Washington, DC 20005-2765                Income                   6.74%

      QUORUM. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the reorganizations are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote in favor of such adjournments if they determine that adjournment and additional solicitation is reasonable and in the best interest of shareholders of the Acquired Funds. A quorum is constituted by the presence in person or by proxy of shareholders entitled to cast a majority of the votes entitled to be cast at the Meeting.

      ANNUAL MEETINGS. Govett Funds does not intend to hold annual meetings of shareholders for the election of directors and other business unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the purpose of electing directors. Shareholders have the right to call a meeting of shareholders to consider the removal of one or more directors or to act on other matters, and such meetings will be called when requested in writing by the holders of record of 10% or more of Govett Funds' outstanding shares. To the extent required by law, Govett Funds will assist in shareholder communications on such matters.

        ADDITIONAL INFORMATION ABOUT THE ACQUIRING AND ACQUIRED FUNDS

      Additional information about the Acquiring and Acquired Funds is included in the Prospectus of ARK Funds, which accompanies this Prospectus/Proxy Statement and is incorporated by reference, and the Class A Retail and Institutional Class Prospectus of Govett Funds, which are also incorporated by reference. Additional information for ARK Funds may also be obtained from its Statement of Additional Information and its Annual Report for the fiscal year ended April 30, 1999 and Semi-Annual Report for the six-months ended October 31, 1999, which have been filed with the SEC. Additional information about Govett Funds may also be obtained from its Statement of Additional Information and its Annual Report for the fiscal year ended December 31, 1999, which have been filed with the SEC. Copies of the Statement of Additional Information, Annual Report, and Semi-Annual Report for ARK Funds may be obtained without charge by calling 1-888-4ARK-FUND. Copies of the Prospectus, Statement of Additional Information, and Annual Report for Govett Funds may be obtained without charge by calling Govett Funds at 1-800-821-0803. ARK Funds and Govett Funds are subject to certain informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and in accordance with such requirements file reports, proxy statements, and other information with the SEC. These materials may be inspected and copied:

      - At the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549;

      - At the SEC's Regional Offices at 7 World Trade Center, 13th Floor, New York, New York 10048 and at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511;

      - By writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information, 450 Fifth Street, N.W., Washington, D.C. at rates prescribed by the SEC;

      -     By e-mail request to publicinfo@sec.gov (for a duplicating fee); and

      - On the SEC's EDGAR database on the SEC's Internet Web site at http://www.sec.gov.

                                  LEGAL MATTERS

      Certain legal matters concerning the tax consequences of the reorganizations will be passed upon by Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800.



                                     EXPERTS

      The audited financial statements of Govett Funds incorporated by reference herein and included in Govett Funds' Annual Report to Shareholders for the fiscal year ended December 31, 1999 have been audited by PricewaterhouseCoopers LLP, independent auditors. The audited financial statements of ARK Funds incorporated by reference herein and included in ARK Funds' Annual Report to Shareholders for the fiscal year ended April 30, 1999 have been audited by KPMG LLP, independent auditors. The independent auditors' reports are included in the funds' respective Annual Reports to Shareholders. These financial statements have been incorporated herein by reference in reliance on PricewaterhouseCoopers LLP's and KPMG LLP's reports given on their authority as experts in auditing and accounting.



                                 OTHER BUSINESS

      The Board of Directors of Govett Funds knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies, which do not contain specific restrictions to the contrary, will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.



                              SHAREHOLDER INQUIRIES

      Shareholder inquiries may be addressed to Govett Funds in writing at the address on the cover page of this Prospectus/Proxy Statement or by telephoning 1-800-821-0803.

                                    * * *

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") made as of May 17, 2000, by and among The Govett Funds, Inc., a Maryland corporation ("Govett"), ARK Funds, a Massachusetts business trust ("ARK"), and AIB Govett, Inc., a Maryland corporation ("AIB Govett").

                              W I T N E S S E T H:

      WHEREAS, the parties hereto desire that substantially all of the assets and stated liabilities of certain of the separately designated series of Govett (individually, an "Acquired Fund" and collectively, the "Acquired Funds") be transferred to, combined with, acquired and assumed by certain of the separately designated series of ARK (individually, an "Acquiring Fund" and collectively, the "Acquiring Funds") in exchange for shares of the Acquiring Funds, which shall thereafter be distributed by Govett to the shareholders of the Acquired Funds, as follows: Govett Global Income Fund will be combined with the ARK Income Portfolio; Govett Smaller Companies Fund will be combined with the ARK Small-Cap Equity Portfolio; Govett International Equity Fund will be combined with the ARK International Equity Selection Portfolio or ARK International Equity Portfolio; and Govett Emerging Markets Equity Fund will be combined with the ARK Emerging Markets Equity Portfolio (which Portfolio shall have nominal assets and liabilities before such combination) all upon the terms and conditions hereinafter set forth (each such transaction of an Acquired Fund with the corresponding Acquiring Fund, a "Reorganization" and collectively, the "Reorganizations"); and

      WHEREAS, the parties intend that, in connection with the Reorganizations, Govett International Smaller Companies Fund (the "Terminated Fund") will be reorganized or be terminated and liquidated, Govett will be deregistered as described in this Agreement and Govett will be dissolved; and

      WHEREAS, the parties wish to enter into a definitive agreement setting forth the terms and conditions of the foregoing transactions and to adopt this Agreement as a "plan of reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

      NOW, THEREFORE, in consideration of the respective representations, warranties, covenants, and agreements set forth herein, the parties hereto agree as follows:

                                    ARTICLE I

            TRANSFER OF ASSETS IN EXCHANGE FOR SHARES; ASSUMPTION
                OF LIABILITIES; LIQUIDATION OF ACQUIRED FUNDS

      Subject to the terms and conditions of this Agreement, the parties agree to effect the following transactions in respect of the Reorganizations:

      1.1 Transfer of Acquired Fund Assets; Issuance of Acquiring Fund Shares.
          --------------------------------------------------------------------
At the Closing (as defined in Section 1.6), of a Reorganization, Govett, on behalf of the Acquired Funds, shall transfer to ARK all of the assets of each Acquired Fund, in exchange for and against delivery by ARK of a number of Retail Class A and Institutional Class shares (including fractional shares) of beneficial interest, without par value, of the Acquiring Fund specified in
Section 1.5 having an aggregate net asset value equal to the value of the assets of the Acquired Fund so transferred (the "Acquiring Fund Shares"), in each case determined and adjusted as provided in Section 1.3, and the assumption of the stated liabilities of the Acquired Fund as provided in Section 1.4. Portfolio securities of an Acquired Fund shall be delivered to Allfirst Trust Company, National Association, the custodian for the Acquiring Fund (the "Custodian"), to be held for the account of such Acquired Fund, on the day immediately preceding the Closing Date (as defined in Section 1.6) for the Reorganization of such Acquired Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary stock transfer stamps, if any, or a check for the appropriate purchase price thereof. If Govett shall be unable to make timely delivery of any portfolio securities of an Acquired Fund as herein required, ARK may, in the exercise of its reasonable discretion, waive such delivery, provided that Govett has timely delivered such documents, including assignment and escrow agreements, due bills, confirmation slips and the like, as may reasonably be requested by ARK and the Custodian. Cash of an Acquired Fund shall be delivered by Govett on the day immediately preceding the Closing Date and shall be in the form of currency or a wire transfer in immediately available funds, payable to the order of "Allfirst Trust Company, National Association, as Custodian for ARK Funds." On the day immediately preceding the Closing of a Reorganization of an Acquired Fund, ARK shall issue and deliver to Govett a confirmation evidencing the Acquiring Fund Shares credited to the account of the Acquired Fund, or provide satisfactory evidence to Govett that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of ARK. It is expressly agreed that no sales charge will be imposed upon issuance of the Acquiring Fund Shares or their distribution to shareholders of the Acquired Funds as provided in Section 1.7.

      1.2 Acquired Fund Assets. The assets of the Acquired Funds to be acquired
          ---------------------
by ARK hereunder shall consist of all property of such Acquired Fund, including, without limitation, all cash, securities, commodities, and futures interests, dividends or interest receivable, and any deferred or prepaid expenses shown as an asset on the statement of assets and liabilities of the Acquired Fund delivered pursuant to Section 2.5.

      1.3 Valuation. The value of the assets of an Acquired Fund to be acquired
          ----------
by ARK shall be computed by ARK as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on the day immediately preceding the Closing Date for the Reorganization of such Acquired Fund, using the valuation policies and procedures set forth in the then-current prospectus and statement of additional information of ARK. The valuation of such assets by ARK shall be subject to review by Govett and to such adjustments, if any, as may be agreed to by ARK. The aggregate net asset value of the Acquiring Fund Shares shall be computed by ARK using the net asset value per share of the Acquiring Fund as of the close of regular trading on the Exchange on the day immediately preceding such Closing Date. The share transfer books of Govett in respect of the Acquired Fund shall be permanently closed as of the close of business on the business day immediately preceding the Closing Date and no transfer of shares of the Acquired Fund shall thereafter be made on such books. Govett shall only accept purchase orders or redemption requests received prior to the close of regular trading on the Exchange on the business day immediately preceding the Closing Date for its Reorganization; purchase orders or redemption requests received thereafter shall be deemed to be orders to purchase or requests for redemption of shares of the corresponding Acquiring Fund, as the case may be, and shall be executed at the net asset value per share determined as set forth in the then-current prospectus and statement of additional information of ARK, provided that the Reorganization of the Acquired Fund is consummated.

      1.4 Acquired Fund Liabilities. At the Closing of the Reorganization of an
          --------------------------
Acquired Fund, the Acquiring Fund shall assume the stated liabilities, expenses, costs, charges, and reserves of the Acquired Fund reflected on the statement of assets and liabilities of the Acquired Fund delivered pursuant to Section 2.5 (the "Acquired Fund Liabilities"). Each Acquiring Fund shall assume only such Acquired Fund Liabilities of the corresponding Acquired Fund and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued. All Acquired Fund Liabilities of an Acquired Fund, to the extent they exist at or after the Closing, shall after the Closing attach to the corresponding Acquiring Fund and may be enforced against such Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund.

      1.5 Acquired Funds; Corresponding Acquiring Funds. The assets of each
          ---------------------------------------------
Acquired Fund shall be acquired by the Acquiring Fund identified opposite its name in Schedule 1.5 attached hereto.

      1.6 Closings; Closing Dates. The closing of the Reorganizations of the
         ------------------------
Acquired Funds shall take place on

August 12, 2000, at the offices of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, 2nd Floor, Washington, DC, or at such other time and place as may be agreed upon by the parties. In the event that on the day preceding such date (i) the Exchange is closed or trading thereon is restricted, or (ii) trading or the reporting of trading on the Exchange or elsewhere is disrupted so that accurate appraisal of the value of the assets of the Acquired Fund or the aggregate net asset value of the Acquiring Fund Shares is impractical, the Reorganization shall be postponed until such day as may be agreed upon by the parties. The closing of a Reorganization is referred to herein as a "Closing" and the date on which the Closing shall take place is referred to herein as a "Closing Date."

      1.7 Distribution of Acquiring Fund Shares. As soon after the Closing of
          --------------------------------------
the Reorganization of an Acquired Fund as is conveniently practicable, and in any event within two business days after the Closing, Govett shall distribute pro rata to its shareholders of record as of the close of business on the business day immediately preceding the Closing Date for such Reorganization (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by an Acquired Fund hereunder. Govett shall accomplish such distribution by delivering a written instruction, signed by the principal executive officer of Govett and certified by an authorized signatory of FPS Services, Inc., the transfer agent of Govett, to SEI Investments Distribution Company, the transfer agent of ARK (the "Transfer Agent"), directing the Transfer Agent to open accounts on the books of ARK in the names of the Acquired Fund Shareholders and transfer to such accounts the respective pro rata interest, in full and fractional (to three decimal places) shares, of each such shareholder in the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of ARK. ARK agrees to instruct the Transfer Agent to comply with such instructions. All issued and outstanding shares of the Acquired Fund and all certificates, if any, indicating ownership of such shares shall simultaneously be canceled on the books of Govett, although from and after the Closing of the Reorganization of an Acquired Fund each certificate which theretofore represented shares of the Acquired Fund shall evidence ownership of the corresponding Acquiring Fund Shares on the basis hereinabove set forth. No redemption or repurchase of any Acquiring Fund Shares credited to Acquired Fund Shareholders and represented by unsurrendered certificates shall be permitted until such certificates have been surrendered for cancellation. ARK shall not issue certificates representing Acquiring Fund Shares in connection with such distribution. Promptly after the distribution described above, ARK shall cause appropriate notification to be mailed to the Acquired Fund Shareholders informing each such shareholder of the number of Acquiring Fund Shares credited to his account and confirming the registration thereof in his name. All distributions on the Acquiring Fund Shares shall be paid to the Acquired Fund Shareholders in cash or invested in additional shares of the Acquiring Fund at the net asset value thereof on the respective payment dates in accordance with instructions previously given by such shareholders to the transfer agent of Govett, provided that such instructions have been given to the Transfer Agent and such instructions are consistent with the current prospectus and statement of additional information of ARK.

      1.8 Payment of Transfer Taxes. Any transfer taxes payable upon issuance of
          --------------------------
Acquiring Fund Shares in a name other than the name of an Acquired Fund Shareholder shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.9   Liquidation of Acquired Funds.
            ------------------------------
            (a) As soon as conveniently practicable after the distribution required pursuant to Section 1.7 has been made in respect of the Acquired Funds, and the reorganization or termination and liquidation of the Terminated Fund, Govett shall take, in accordance with applicable law, all such action as may be necessary to effect a complete liquidation of Govett.

            (b) As soon as conveniently practicable after consummation of the Reorganizations provided for herein and the reorganization or liquidation and termination of the Terminated Fund, Govett shall make all filings and take all such action as may be necessary to effect its dissolution and shall, in accordance with applicable law, file an application for an order of the Securities and Exchange Commission (the "Commission") pursuant to Section 8(f) of the Investment Company Act of 1940, as amended (the "1940 Act"), declaring that Govett has ceased to be an investment company and take all such other action as may be necessary to deregister under the 1940 Act. ARK shall provide assistance to Govett in order to effect the above-mentioned actions.

      1.10 Reporting. Any reporting obligation of Govett with respect to an
           ----------
Acquired Fund is and shall remain the responsibility of Govett until Govett is deregistered under the 1940 Act. ARK shall provide assistance to Govett to the extent any such reporting obligations relate to the Reorganizations and shall provide all information regarding the Acquiring Funds and the Reorganizations as may be necessary in order for Govett to comply with its reporting obligations.


                                   ARTICLE II

                            COVENANTS AND AGREEMENTS

      2.1 Conduct of Business. After the date of this Agreement and on or prior
          --------------------
to the Closing Date of the Reorganization of an Acquired Fund, Govett and ARK will conduct the respective businesses of the Acquired Funds and the Acquiring Funds, respectively, only in the ordinary course, it being understood that such ordinary course of business shall include the matters contemplated by Section 2.2(b) hereof and the declaration and payment of customary dividends and distributions and any special dividends or distributions required hereunder.

      2.2 Shareholders' Meetings. (a) Govett shall call, convene, and hold a
          ----------------------
meeting of shareholders of the Acquired Funds as soon as practicable in accordance with applicable law, for the purpose of approving this Agreement and the transactions herein contemplated, and for such other purposes as may be necessary or desirable, and the directors of Govett shall, subject to the exercise of their fiduciary duties, recommend a favorable vote thereon. Govett shall solicit the proxies of shareholders of the Acquired Funds to vote on the matters to be acted upon at such meeting.

      (b) ARK shall call, convene and hold a meeting of shareholders of the ARK International Equity Selection Portfolio as soon as practicable in accordance with applicable law, for the purpose of approving the matters listed in Schedule 2.2(b) attached hereto, and for such other purposes as may be necessary or desirable, and the trustees of ARK shall, subject to the exercise of their fiduciary duties, recommend a favorable vote thereon. ARK shall solicit the proxies of shareholders of the ARK International Equity Selection Portfolio to vote on the matters to be acted upon at such meeting.

      2.3 Registration Statement; Prospectus/Proxy Statement. (a) ARK shall
          --------------------------------------------------
prepare to be filed with the Commission under the Securities Act of 1933, as amended (the "1933 Act") and the Securities Exchange Act of 1934, as amended (the "1934 Act"), relating to the registration of the Acquiring Fund Shares and the meeting of Govett shareholders referred to in Section 2.2(a), in the form of a prospectus/proxy statement and related statement of additional information to be included in the registration statement on Form N-14 of ARK, in connection with this Agreement. Such registration statement in the form in which it shall become effective and, in the event any post-effective amendment thereto becomes effective prior to the Closing Date, such registration statement as amended, is referred to herein as the "Registration Statement." The combined prospectus/proxy statement and related statement of additional information in the form first filed with the Commission pursuant to Rule 497(c) under the 1933 Act is referred to herein as the "Prospectus/Proxy Statement." Govett and ARK will each use its best efforts to cause the Registration Statement to become effective under the 1933 Act as soon as practicable and agree to cooperate in such efforts. Upon effectiveness of the Registration Statement, Govett will cause the Prospectus/Proxy Statement to be delivered to shareholders of the Acquired Funds entitled to vote on this Agreement and the transactions herein contemplated in accordance with applicable law.

      (b) ARK shall prepare preliminary proxy materials to be filed with the Commission under the 1934 Act relating to the meeting of shareholders of the ARK International Equity Selection Portfolio referred to in Section 2.2(b). Such proxy materials in the form in which they are filed with the Commission pursuant to paragraph (b) of Rule 14a-6 are referred to herein as the "ARK Proxy Statement". ARK will cause the ARK Proxy Statement to be delivered to shareholders of the ARK International Equity Selection Portfolio entitled to vote on the matters contemplated by Section 2.2(b) in accordance with applicable law.

      2.4 Information. Throughout the period prior to the Closing of a
          -----------
Reorganization, Govett and ARK shall furnish to one another, and the other's accountants, legal counsel, and other representatives, all such information concerning the Acquired Funds or the Acquiring Funds and their businesses and properties as may reasonably be requested by the other, or by such representatives.

      2.5 Financial Statements. At the Closing of the Reorganization of an
          --------------------
Acquired Fund, Govett shall deliver to ARK an unaudited statement of assets and liabilities of the Acquired Fund, together with an unaudited schedule of portfolio investments as at the close of business on the day immediately preceding the Closing Date. These financial statements shall be prepared in accordance with generally accepted accounting principles consistently followed throughout the periods covered by such statements. Govett shall also deliver to ARK on or before such Closing Date the detailed tax-basis accounting records for each security to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the bases used for determination of gain and loss realized on the partial sale of any security to be transferred to the Acquiring Fund. As promptly as practicable thereafter, Govett shall furnish ARK, in such form as is reasonably satisfactory to ARK, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, which statement shall be certified by the treasurer of Govett.

      2.6 Final Dividend. On or before the Closing Date of the Reorganization of
          --------------
an Acquired Fund, Govett shall declare and pay a dividend or dividends on the shares of Govett Global Income Fund, Govett Smaller Companies Fund, and Govett International Equity Fund (unless the condition precedent set forth in Section 4.1(a)(ii) shall not have been met), which, together with all previous dividends, shall have the effect of distributing to shareholders of such Acquired Fund all of such Acquired Fund's investment company taxable income for the applicable taxable periods of such Acquired Fund (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in the applicable taxable periods of such Acquired Fund (after reduction for any capital loss carry-forward). For purposes of this Section 2.6, an "applicable tax period" of such an Acquired Fund shall mean the final taxable year of the Acquired Fund and any other taxable year of the Acquired Fund with respect to which the Acquired Fund could elect under Section 855 of the Code to have a distribution made on or before the Closing Date treated as having been paid during such other taxable year.

      2.7 Other Necessary Action. Govett and ARK shall each take all necessary
          ----------------------
corporate or other action and use its best efforts to complete all filings and obtain all governmental and other consents and approvals required for consummation of the transactions contemplated by this Agreement.

                                   ARTICLE III

                         REPRESENTATIONS AND WARRANTIES

      3.1 Representations and Warranties of Acquired Company. Govett hereby
          --------------------------------------------------
represents and warrants to ARK as follows:

            (a) Govett is a corporation duly organized and validly existing in good standing under the laws of the State of Maryland and has full corporate power to conduct its business as it is now being conducted and to own the properties and assets it now owns. Govett is qualified to transact business as a foreign corporation in all jurisdictions in which it conducts any business or owns any properties or assets, except where the failure to be so qualified does not cause a material adverse effect on Govett.

            (b) Govett is registered with the Commission pursuant to Section 8 of the 1940 Act as an open-end management investment company.

            (c) The audited financial statements of the Acquired Fund for the fiscal year ended December 31, 1999, delivered to ARK by Govett have been prepared in accordance with generally accepted accounting principles consistently followed throughout the periods covered by such statements, and, together with such notes attached thereto, fairly present the financial position and results of operations of the Acquired Funds at the dates of such statements and for the periods covered thereby.

            (d) Since December 31, 1999, Govett on behalf of the Acquired Funds has not incurred any material liabilities or obligations, direct or contingent, or entered into any material transactions, not in the ordinary course of business, and there has not been any material adverse change, or any development involving a prospective material adverse change, in the condition (financial or other), earnings, business, or properties of the Acquired Funds (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course).

            (e) There is no litigation, proceeding or governmental investigation pending or, to the knowledge of Govett, threatened against or relating to the Acquired Funds, the properties or business of the Acquired Funds, or this Agreement.

            (f) Each Acquired Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Code for each of its taxable years. All federal and other tax returns and reports of the Acquired Funds required by law to have been filed with the proper taxing authority have been filed with the proper taxing authority, and all federal and other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and, to Govett's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

            (g) When filed with the Commission and from the effective date of the Prospectus/Proxy Statement until the Closing Date, the Prospectus/Proxy Statement will comply in all material respects with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission promulgated thereunder and the Prospectus/Proxy Statement (and any supplement thereto) will not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading; except insofar as the same are caused by or contained in (a) any information relating to, or furnished in writing to Govett by, ARK or the Acquiring Funds or (b) any violation of the 1933 Act, the 1934 Act or any other securities law or rule or regulation there under caused by ARK.

            (h) Except as separately disclosed in writing to ARK, PricewaterhouseCoopers LLP, which has certified the financial statements of the Acquired Funds to be filed with the Commission as part of the Registration Statement, are, to the knowledge of Govett, independent public auditors as required by the 1933 Act and the rules and regulations of the Commission thereunder.

            (i) Govett has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Acquired Funds. The execution, delivery and performance of this Agreement by Govett, and the consummation of the transactions contemplated hereby, have been duly authorized by its board of directors, and this Agreement constitutes a valid and legally binding obligation of Govett, enforceable against Govett in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium, and other laws affecting the rights of creditors generally and the exercise of judicial discretion in accordance with general principles of equity. No other proceedings on the part of Govett or the shareholders of the Acquired Funds (other than as contemplated in Section 4.1(a)(i)) are necessary to authorize this Agreement and the transactions contemplated hereby.

            (j) Govett is not in default under any agreement, lease, contract, indenture, or other instrument or obligation to which it is a party or by which it or any of its properties or assets are bound and which default is of material significance in respect of the business or financial condition of the Acquired Funds. The execution and delivery of this Agreement, the consummation of the transactions herein contemplated and the fulfillment of the terms hereof will not conflict with or violate or result in a breach of any of the terms or provisions of, or constitute a default under, any agreement or other instrument to which Govett is a party, or the charter or bylaws of Govett, or any statute, order, rule, or regulation of any court or of any governmental or other regulatory body having jurisdiction, applicable to Govett.

            (k) As of the Closing, Govett will have good and marketable title to the assets of the Acquired Funds to be transferred to the Acquiring Funds pursuant to this Agreement, and, subject to the approval of shareholders of Govett, will have full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Funds will acquire good and marketable title thereto, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, and equities, and subject to no restrictions on the transfer thereof, except as disclosed in writing to and accepted by ARK prior to the Closing.

            (l) Neither Govett nor, to the knowledge of Govett, any Acquired Fund Shareholder has any present intention of redeeming or otherwise disposing of the Acquiring Fund Shares after the Closing Date, except as provided pursuant to and in accordance with the terms of this Agreement.

            (m) Except as disclosed in the application described in Section 4.3(c) of this Agreement, to the knowledge of Govett, no entity that is an affiliated person, or an affiliated person of an affiliated person, of an Acquired Fund, as that term is defined in Section 2(a)(3) of the 1940 Act, has the financial incentive and the ability to influence the terms of the Reorganizations.

      3.2 Representations and Warranties of ARK. ARK hereby represents and
          -------------------------------------
warrants to Govett as follows:

            (a) ARK is a business trust duly organized and validly existing in good standing under the laws of the Commonwealth of Massachusetts and has full power to conduct its business as it is now being conducted and to own the properties and assets it now owns. ARK is qualified to transact business in all jurisdictions in which it conducts any business or owns any properties or assets, except where the failure to be so qualified does not cause a material adverse effect on the Acquiring Fund.

            (b) ARK is registered with the Commission pursuant to Section 8 of the 1940 Act as an open-end management investment company.

            (c) The authorized capitalization of ARK representing the beneficial interest in the Acquiring Funds consists of an unlimited number of shares of beneficial interest, without par value, designated as Retail Class A shares and Institutional Class shares of "ARK International Equity Selection Portfolio," "ARK International Equity Portfolio," "ARK Small-Cap Equity Portfolio," "ARK Income Portfolio" and "ARK Emerging Markets Equity Portfolio" and Retail Class B shares of "ARK Income Portfolio." All of the issued and outstanding shares of the Acquiring Funds have been duly and validly issued and are fully paid and non-assessable by ARK. As of the Closing, all Acquiring Fund Shares to be issued and delivered by ARK pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein and in the Prospectus/Proxy Statement (and any supplement thereto), will be validly issued, fully paid, and non-assessable by ARK.

            (d) The current prospectus and statement of additional information of ARK comply in all material respects with the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder and do not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (e) The audited financial statements for the fiscal year ended April 30, 1999 and unaudited financial statements for the six months ended October 31, 1999 of the Acquiring Funds delivered to Govett by ARK have been prepared in accordance with generally accepted accounting principles consistently followed throughout the periods covered by such statements, and fairly present the financial position and results of operations of the Acquiring Funds at the dates of such statements and for the periods covered thereby.

            (f) Since October 31, 1999, ARK on behalf of the Acquiring Funds has not incurred any material liabilities or obligations, direct or contingent, or entered into any material transactions, not in the ordinary course of business, and there has not been any material adverse change, or any development involving a prospective material adverse change, in the condition (financial or other), earnings, business, or properties of the Acquiring Fund (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course).

            (g) There is no litigation, proceeding or governmental investigation pending or, to the knowledge of ARK, threatened against or relating to the Acquiring Funds, the properties or business of the Acquiring Funds, or this Agreement.

            (h) Except for the ARK International Equity Portfolio and the ARK Emerging Markets Equity Portfolio, each Acquiring Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Code for each of its taxable years. The ARK International Equity Portfolio and the ARK Emerging Markets Equity Portfolio intend to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code for each of its taxable years. All federal and other tax returns and reports of the Acquiring Funds required by law to have been filed with the proper taxing authority have been filed with the proper taxing authority, and all federal and other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and, to ARK's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

           (i) When filed with the Commission and from the effective date of the Prospectus/Proxy Statement until the Closing, the Registration Statement, Prospectus/Proxy Statement, and the ARK Proxy Statement will comply in all material respects with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder and the Prospectus/Proxy Statement (and any supplement thereto) and the ARK Proxy Statement do not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading; , except insofar as the same are caused by or contained in (a) any information relating to, or furnished in writing to ARK by, Govett or the Acquired Funds or (b) any violation of the 1933 Act, the 1934 Act or any other securities law or rule or regulation there under caused by Govett.

            (j) KPMG LLP, which has certified the financial statements of the Acquiring Funds to be filed with the Commission as part of the Registration Statement, are, to the knowledge of ARK, independent public auditors as required by the 1933 Act and the rules and regulations of the Commission thereunder.

            (k) ARK has full power and authority to execute, deliver, and carry out the terms of this Agreement on behalf of the Acquiring Funds. The execution, delivery, and performance of this Agreement by ARK, and the consummation of the transactions contemplated hereby, have been duly authorized by its board of trustees, and this Agreement constitutes a valid and legally binding obligation of ARK, enforceable against ARK in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium, and other laws affecting the rights of creditors generally and the exercise of judicial discretion in accordance with general principles of equity. No other proceedings on the part of ARK or the shareholders of the Acquiring Funds (other than as contemplated in Section 4.1(a)(i)) are necessary to authorize this Agreement and the transactions contemplated hereby.

            (l) ARK is not in default under any agreement, lease, contract, indenture, or other instrument or obligation to which it is a party or by which it or any of its properties or assets are bound and which default is of material significance in respect of the business or financial condition of the Acquiring Funds. The consummation of the transactions herein contemplated and the fulfillment of the terms hereof will not conflict with or violate or result in a breach of any of the terms or provisions of, or constitute a default under, any agreement or other instrument to which ARK is a party, or the declaration of trust or by-laws of ARK, or any statute, order, rule, or regulation of any court or of any governmental or other regulatory body having jurisdiction applicable to ARK.

            (m) Except as disclosed in the application described in Section 4.3(c) of this Agreement, to the knowledge of ARK, no entity that is an affiliated person, or an affiliated person of an affiliated person, of an Acquiring Fund, as that term is defined in Section 2(a)(3) of the 1940 Act, has the financial incentive and the ability to influence the terms of the Reorganizations.


                                   ARTICLE IV

                              CONDITIONS PRECEDENT

      4.1 Conditions Precedent to Obligations of Govett. The obligations of
          ---------------------------------------------
Govett to consummate the Reorganization of each Acquired Fund shall be subject, at its election, to the performance by ARK of all of the obligations to be performed by it under this Agreement on or before the Closing Date for the Reorganization of such Acquired Fund and, in addition thereto, to the following further conditions:

            (a)(i) This Agreement and the transactions contemplated hereby shall have been duly approved by the requisite affirmative vote of the outstanding Retail Class A and Institutional Class shareholders of the Acquired Fund, voting together as a single class, entitled to vote at the special meeting of shareholders of Govett duly called for such purpose.

            (a)(ii) With respect to the Reorganization of the Govett International Equity Fund, each of the proposed changes in investment policies and other related matters contemplated by Section 2.2(b) shall have been duly approved by the requisite affirmative vote of the outstanding shares of the ARK International Equity Selection Portfolio entitled to vote at the special meeting of shareholders of the ARK International Equity Selection Portfolio duly called for such purpose and each such change or other matter shall have been fully implemented by the ARK International Equity Selection Portfolio. In the event that the foregoing condition shall not have been performed by ARK on or before the Closing Date for the Reorganization of the Govett International Equity Fund, then the assets and stated liabilities of the Govett International Equity Fund shall be transferred to, combined with, acquired, and assumed by the ARK International Equity Portfolio.

            (b) ARK shall have furnished to Govett a certificate of ARK, signed by the principal executive officer and the principal financial officer of ARK, dated the Closing Date, to the effect that:

                 (i) the representations and warranties of ARK in this Agreement are true and correct in all respects on and as of such Closing Date with the same effect as if made on such Closing Date (except representations and warranties that speak to a specific date, which shall be true and correct as of such date) and ARK has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Closing of the Reorganization of the Acquired Funds;

                 (ii) Since the date of the most recent financial statements of the Acquiring Funds included in the Registration Statement and Prospectus/Proxy Statement (and any supplement thereto), there has been no material adverse change in the condition (financial or other), earnings, business, or properties of such Acquiring Fund (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course) and changes in net asset value per share, except as set forth in or contemplated in the Registration Statement and Prospectus/Proxy Statement (and any supplement thereto);

                 (iii) The Registration Statement has become effective under the 1933 Act and no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or, to ARK's knowledge, threatened; and

                 (iv) The Acquiring Fund Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder.

            (c) Prior to the Closing Date, ARK shall have furnished to Govett such further information, certificates, and documents, including certified copies of the proceedings of its board of trustees and shareholders, as Govett may reasonably request.

      4.2 Conditions Precedent to Obligations of ARK. The obligations of ARK to
          ------------------------------------------
consummate each Reorganization shall be subject, at its election, to the performance by Govett of all of the obligations to be performed by it under this Agreement on or before the Closing Date for such Reorganization and, in addition thereto, to the following further conditions:

            (a) Govett shall have furnished to ARK a certificate of Govett, signed by the principal financial officer of Acquired Company, dated the Closing Date, to the effect that the unaudited financial statements of the Acquired Funds delivered to ARK pursuant to Section 2.5 have been prepared in accordance with generally accepted accounting principles consistently followed throughout the periods covered by such statements and fairly present the financial position and results of operations of the Acquired Funds at the dates of such statements and for the periods covered thereby.

            (b) Govett shall have furnished to ARK a certificate of Govett, signed by the principal executive officer and the principal financial officer of Govett, dated the Closing Date, to the effect that:

                 (i) The representations and warranties of Govett in this Agreement are true and correct in all respects on and as of such Closing Date with the same effect as if made on such Closing Date (except representations and warranties that speak to a specific date, which shall be true and correct as of such date) and Govett has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Closing of the Reorganization of the Acquired Funds;

                 (ii)Since the date of the most recent financial statements of the Acquired Funds included in the Registration Statement and Proxy/Prospectus Statement (or any supplement thereto), there has been no material adverse change in the condition (financial or other), earnings, business or properties of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course and changes in net asset value per share, except as set forth in or contemplated in the Registration Statement and Proxy/Prospectus Statement (or any supplement thereto); and

            (c) ARK shall have received (i) a certificate of an authorized signatory of the Custodian stating that the portfolio securities, cash and other assets of such Acquired Fund have been delivered as provided in Section 1.1 and
(ii) a certificate of an authorized signatory of the Transfer Agent stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage of ownership of the Acquiring Fund Shares to be transferred to the account of each such shareholder upon the consummation of the Reorganization of the Acquired Fund.

            (d) Prior to the Closing Date, Govett shall have furnished to ARK such further information, certificates, and documents, including certified copies of the proceedings of its board of directors and shareholders, as ARK may reasonably request.

      4.3 Other Conditions Precedent. The obligations of the parties hereto to
          --------------------------
consummate the Reorganization shall be subject to the fulfillment, prior to or at the Closing, of each of the following conditions:

            (a) This Agreement and the transactions contemplated hereby shall have been duly approved by the requisite affirmative vote of the shareholders of the ARK International Equity Selection Portfolio;

            (b) Govett and ARK shall have received a legal opinion or opinions from Kirkpatrick & Lockhart LLP satisfactory to the parties and their counsel, to the effect that, if the transactions contemplated by this Agreement are consummated in accordance with the terms hereof, for federal income tax purposes:

                 (i) the transfer by each Acquired Fund of its assets to the corresponding Acquiring Fund solely in exchange for shares of the corresponding Acquiring Fund and the assumption by such Acquiring Fund of the stated liabilities of the Acquired Fund as herein provided, and the distribution of such shares to the shareholders of the Acquired Fund, as provided in this Agreement, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code and each such Fund will be "a party to the reorganization" within the meaning of Section 368(b) of the Code;

                 (ii) no gain or loss will be recognized by an Acquired Fund on the transfer of its assets to the corresponding Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption of the stated liabilities of the Acquired Fund, and no gain or loss will be recognized by the Acquired Fund on the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders;

                 (iii) no gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets of the corresponding Acquired Fund in exchange for the Acquiring Fund Shares and the assumption of the stated liabilities of the Acquired Fund;

                 (iv) the adjusted tax basis of each asset of each Acquired Fund in the hands of the corresponding Acquiring Fund will be the same as the adjusted tax basis of such asset in the hands of the Acquired Fund immediately prior to the Reorganization;

                 (v) the holding period of each asset of each Acquired Fund in the hands of the corresponding Acquiring Fund will include the holding period of such asset in the hands of the Acquired Fund immediately prior to the Reorganization;

                 (vi) no gain or loss will be recognized by the Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares (including fractional shares) by such shareholders, provided that such shareholders receive solely Acquiring Fund Shares (including fractional shares) in exchange for their shares of the Acquired Fund;

                 (vii) the adjusted basis of the Acquiring Fund Shares (including fractional shares) received by each Acquired Fund Shareholder will be the same as the adjusted tax basis of the shares of the Acquired Fund surrendered immediately prior to the Reorganization;

                 (viii) the holding period of the Acquiring Fund Shares (including fractional shares) received by each Acquired Fund Shareholder will include the holding period of the shares of the Acquired Fund surrendered in exchange therefore, provided that such shares were held as a capital asset in the hands of the Acquired Fund Shareholder on the date of the exchange; and

                 (ix) in rendering such opinion, Kirkpatrick & Lockhart LLP shall require delivery of and rely on representation letters delivered by ARK, Govett and, if necessary, certain shareholders of the Acquired Funds. Such representation letters shall be in such form and substance as shall be satisfactory to Kirkpatrick & Lockhart LLP.

            (c) ARK and Govett shall have received from the Commission an order approving an application of ARK on behalf of the Acquiring Funds and Govett on behalf of the Acquired Funds for an order exempting them from Section 17 of the 1940 Act in connection with the Reorganization. All state securities law and all other governmental approvals necessary or advisable in the opinion of counsel to consummate the transactions contemplated by this Agreement shall have been received and shall not contain any provision which is unduly burdensome.

            (d) No suit, action or other proceeding against Govett or ARK or their respective officers or directors/trustees shall be threatened or pending before any court or governmental agency in which it will be, or it is, sought to restrain or prohibit any of the transactions contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.

            (e) Articles of transfer shall have been filed and accepted for record by the Maryland State Department of Assessments and Taxation.

                                    ARTICLE V

                                   TERMINATION

      5.1 Termination. This Agreement may be terminated with respect to the
          -----------
Reorganization of an Acquired Fund and the transactions contemplated hereby with respect to such Reorganization abandoned any time prior to the Closing of such Reorganization (notwithstanding any approval of this Agreement and the transactions herein contemplated by the shareholders of the Acquired Fund):

            (i) by mutual written consent of the parties duly authorized by or on behalf of their respective boards of directors/trustees;

            (ii) by either party at any time after September 30, 2000, if the Closing has not occurred on or prior to such date or if there shall be any law or regulation that makes consummation of the transactions contemplated by this Agreement illegal or otherwise prohibited or if any judgment, injunction, order or decree enjoining a party from consummating the transactions herein contemplated is entered and such judgment, injunction, order or decree shall become final and nonappealable; or

            (iii) by Govett if the shareholders of the Acquired Fund shall have voted upon and not approved this Agreement and the transactions herein contemplated.

The party desiring to terminate this Agreement pursuant to clause (ii) or (iii) shall give notice of such termination to the other party in the manner specified in Section 6.1. In the event of any such termination, there shall be no liability for damages on the part of either Govett or ARK, or their respective directors, trustees or officers, to the other party or its directors, trustees or officers. No termination of this Agreement shall affect the obligations of AIB Govett under Section 6.5 of this Agreement.


                                   ARTICLE VI

                                  MISCELLANEOUS

      6.1 Notices. All notices, requests and other communications to a party
          -------
hereunder shall be in writing (including facsimile or similar writing), addressed to such party and given at or sent to the following address:

            (a)  in the case of Govett or AIB Govett:

                 The Govett Funds, Inc.
                 250 Montgomery Street, Suite 1200
                 San Francisco, CA  94104
                 Attention:  Secretary
                 Facsimile:  (415) 263-1880

            with a copy to:

                 Regina M. Pisa, P.C.
                 Goodwin, Procter & Hoar LLP
                 One Exchange Place
                 Boston, MA  02109-2881
                 Facsimile:  (617) 523-1231

            (b) in the case of ARK:

                 ARK Funds
                 One Freedom Valley Drive
                 Oaks, PA  19456
                 Attention:  Secretary
                 Facsimile:  (610) 676-1040

            with a copy to:

                 Alan C. Porter, Esq.
                 Kirkpatrick & Lockhart LLP
                 1800 Massachusetts Avenue, NW
                 2nd Floor
                 Washington, DC  20036-1800
                 Facsimile:  (202) 778-9100

or such other address or facsimile number as either party may hereafter specify for the purpose by notice to the other party. Each such notice, request or other communication shall be effective (i) if given by facsimile, when such facsimile is transmitted to the facsimile number specified in this Section 6.1 and the appropriate answer back is received, or (ii) if given by any other means, when delivered at the address specified in this Section 6.1.

      6.2 Amendments; Waivers. Any provision of this Agreement may be amended or
          -------------------
waived prior to the Closing of the Reorganization of an Acquired Fund if, and only if, such amendment or waiver is in writing and signed, in the case of an amendment, by each party or, in the case of a waiver, by the party against which the waiver is to be effective; provided that following the approval by shareholders at the meeting of the shareholders of such Acquired Fund pursuant to Section 2.2 of this Agreement, no such amendment or waiver shall, without the further approval of such shareholders, alter or change any of the terms or conditions of this Agreement if such alteration or change would adversely affect the shareholders of the Acquired Fund.

      6.3 Successors. The provisions of this Agreement shall be binding upon and
          ----------
inure to the benefit of the parties hereto and their respective successors and assigns; provided that no party may assign, delegate or otherwise transfer any of its rights or obligations under this Agreement without the consent of the other party hereto.

      6.4 Broker's or Finder's Fees. The parties represent and warrant to each
          -------------------------
other that the transactions contemplated by this Agreement have been negotiated directly between them, without the intervention of any person as a result of any action by them in such a manner as to give rise to a valid claim for a brokerage commission, finder's fee or like payment.

      6.5 Expenses. The parties hereby acknowledge that AIB Govett, Inc. or an
          ---------
affiliate will pay all expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Such expenses include, without limitation, (i) expenses associated with the preparation and filing of the Registration Statements and proxy statements; (ii) fees and expenses for registration or qualification of the Acquiring Fund Shares under the 1933 Act and state securities or "blue sky" laws; (iii) fees and disbursements of legal counsel and accountants; and (iv) postage, printing and proxy solicitation costs.

      6.6 Governing Law. This Agreement shall be construed in accordance with
          --------------
and governed by the laws of the State of Maryland.

      6.7 Survival. The covenants, agreements, representations, and warranties
          ---------
of the parties in respect of the Reorganization of an Acquired Fund contained herein (other than the agreements in Section 6.5) shall not survive, and shall be extinguished by, the Closing of such Reorganization.

      6.8 Counterparts. This Agreement may be signed in counterparts, each of
          -------------
which shall be an original, with the same effect as if the signatures thereto and hereto were upon the same instrument.

      6.9 Entire Agreement. This Agreement constitutes the entire agreement
          -----------------
between the parties with respect to the subject matter hereof and supersedes all prior agreements, understandings and negotiations, both written and oral, between the parties with respect to the subject matter of this Agreement. No representation, inducement, promise, understanding, condition, or warranty other than as set forth herein has been made or relied upon by either party hereto.

      6.10 Captions. The captions herein are included for convenience of
           ---------
reference only and shall be ignored in the construction or interpretation hereof.

      6.11 Parties in Interest. Nothing expressed or implied herein is intended
           --------------------
or shall be construed to confer upon any person, other than the parties hereto, any rights or remedies under or by reason of this Agreement or the transactions contemplated hereby.

6.12  Limitation of Liability.
      ------------------------
            (a) A copy of the declaration of trust of ARK is on file with the Secretary of State of the Commonwealth of Massachusetts, and it is expressly agreed that this instrument is executed on behalf of ARK by the officers thereof in such capacities, and not individually, and that the obligations of this instrument are not binding upon any of the trustees, officers, or shareholders of ARK personally, but are binding only upon the assets and property of ARK.

            (b) The parties specifically acknowledge and agree that any liability under this Agreement, or in connection with the transactions herein contemplated, to an Acquiring Fund or an Acquired Fund shall be discharged only out of the assets of the Acquiring Fund or Acquired Fund, as the case may be, and that no other series of Govett or ARK shall be liable with respect thereto.

                           *            *            *

            IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their respective authorized officers as of the day and year first above written.




ATTEST:                                         THE GOVETT FUNDS, INC.


By:                                         By:
    --------------------------------            --------------------------------


ATTEST:                                         ARK FUNDS


By:                                         By:
    --------------------------------            --------------------------------

ATTEST:                                         AIB GOVETT, INC.


By:                                         By:
    --------------------------------            --------------------------------

                                  Schedule 1.5
                                  ------------


             Acquired Fund                           Acquiring Fund
             -------------                           --------------
Govett Global Income Fund                ARK Income Portfolio
Govett Smaller Companies Fund            ARK Small-Cap Equity Portfolio
Govett Emerging Markets Equity Fund      ARK Emerging Markets Equity Portfolio
Govett International Equity Fund         ARK International Equity Selection Portfolio(1)


(1) In the event that the condition precedent to the Reorganization set forth in
Section 4.1(a)(ii) has not been met on or by the Closing Date for such Reorganization, then the Govett International Equity Fund shall be reorganized with and into the ARK International Equity Portfolio (which Portfolio shall have nominal assets and liabilities before such combination).

                                 Schedule 2.2(b)
                                 ---------------

The purpose of the Meeting is to consider and act upon the following proposals.

      - To modify the fund's investment objectives and policies to permit directly investing in foreign securities as opposed to investing in other investment companies that invest in such foreign securities.

      - To approve an amended management contract to increase the advisory fee for the fund.

      -     To approve an amended sub-advisory contract for the fund.

      - To transact such other matters as may properly come before the Meeting or any adjournments thereof.

                                                                      APPENDIX B


                              INVESTMENT PRACTICES

      The Acquired Funds and the Acquiring Funds follow similar principal investment practices. These practices are as follows, with certain differences noted.

      DEPOSITARY RECEIPTS. The funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts (GDRs"), and similar global instruments to the extent that they may invest in the underlying securities. A U.S. or foreign bank or trust company typically "sponsors" these depositary instruments, which evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information about the issuer may not be as readily available or as current as for sponsored depositary instruments, and prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

      INVESTMENT IN DEBT SECURITIES AND COMMERCIAL PAPER. The funds may invest in debt obligations convertible into equity securities and in non-convertible debt securities. At least 75% of each of the Acquired Funds' total assets invested in non-convertible debt securities (other than commercial paper) must be rated, at the time of purchase, at least in the A category by Standard & Poor's or Moody's or, if unrated, determined to be of comparable quality by the fund's investment manager. The Acquired Funds' commercial paper investments must, at the time of purchase, be rated at least Prime-2 by Moody's or A-2 by Standard & Poor's or, if unrated, determined to be of comparable quality by the fund's investment manager. The subsequent downgrade of a debt security to a level below the investment grade required by the fund will not require an immediate sale of that security, but the investment manager will consider the circumstances of the downgrade in determining whether to hold that security, including causes of the downgrade, local market conditions, and general economic trends. The Acquiring Funds do not have a stated restriction regarding rating of debt securities or commercial paper.

      TEMPORARY STRATEGIES. To retain flexibility to respond promptly to adverse changes in market and economic conditions, a fund may use temporary defensive strategies. Under such a strategy, a fund may hold cash (either U.S. dollars, foreign currencies or multinational currency units), and/or invest any portion of all of its assets in short-term, high quality debt securities. For debt obligations other than commercial paper, such instruments must be rated, at the time of purchase, at least AAA by Standard & Poor's or Aaa by Moody's. For commercial paper, such investments must be rated, at the time of purchase, at least A-2 by Standard & Poor's or Prime-2 to Moody's. If such investments are unrated, a fund's advisor must have determined that they are of comparable quality to the required ratings for each type of investment. It is impossible to predict when or for how long a fund's advisor may use such temporary strategies.

      HEDGING STRATEGIES. The funds may use certain hedging strategies to attempt to reduce the overall level of investment and currency risk normally associated with their investments, although there can be no assurance that such efforts will succeed. Among the types of transactions which may be used are: forward currency contracts, writing of covered put and call options, purchase of put and call options on currencies and equity and debt securities, stock index futures and options thereon, interest rate or currency futures and options thereon, and securities futures and options thereon.

      REPURCHASE AGREEMENTS AND OVERNIGHT TIME DEPOSITS. Each fund may enter into repurchase agreements, in which the fund acquires a high-grade liquid debt security from a U.S. bank, broker-dealer or other financial institution that simultaneously agrees to repurchase the security at a specified time and price. Repurchase agreements are collateralized, in an amount at least equal to the current value of the loaned securities, plus any accrued interest, by cash, letters of credit, U.S. government securities, or, in the case of the Acquired Funds only, other high grade liquid debt securities, at the custodian (or designated subcustodian), segregated from other fund assets. In segregating such assets, the fund's custodian either places them in a segregated account or separately identifies them and makes them unavailable for investment by the fund. The Acquired Funds may also invest in overnight time deposits placed at competitive interest rates with creditworthy banks, including with their global custodian.

      INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Acquiring and Acquired Funds may invest in such companies to the extent permitted under the 1940 Act. A fund may not invest in any investment companies managed by its investment advisor or any of its affiliates. Investments in investment companies may involve a duplication of certain expenses, such as management and administrative expenses. Emerging and developing markets countries often limit foreign investments in equity securities of issuers in such countries. As a result, the funds may be able to invest in such countries solely or primarily through open- or closed-end investment companies.

                                                                      APPENDIX C


                       ARRANGEMENTS WITH SERVICE PROVIDERS

ACQUIRING FUNDS

      Allied Investment Advisors, Inc. ("AIA") serves as the investment advisor to the Acquiring Funds and is entitled to receive an investment advisory fee, which is accrued daily and paid monthly, from the Acquiring Funds at the annual rates described in the fee tables in the Prospectus/Proxy Statement; see "Comparative Fee Tables". See "Management" in the Prospectuses of ARK Funds, which are incorporated herein by reference, for additional information regarding AIA.

      AIB Govett, Inc. ("AIB Govett") will serve as investment subadvisor to the ARK Emerging Markets Equity Portfolio and ARK International Equity Selection Portfolio (or ARK International Equity Portfolio).

      SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company, serves as the distributor for the shares of the Acquiring Funds.

      Pursuant to the provisions of a distribution plan for Retail Class A of each Acquiring Fund adopted in accordance with Rule 12b-1 under the 1940 Act, each Acquiring Fund may pay a fee to the distributor of up to 0.75% of the average net assets of the Retail Class A of the Acquiring Fund. The Board of Trustees has approved a distribution fee rate for the Retail Class A of each Acquiring Fund of 0.40%. The distributor may use these distribution fees to compensate securities dealers and others selling Retail Class A shares of the Acquiring Funds.

      Under shareholder services plans the Acquiring Funds may pay shareholder services fees to investment professionals at an annual rate of up to 0.25% of the average net assets of the Retail Class A or Institutional Class shares attributable to their customers for providing ongoing shareholder support services to their customers with accounts in such class. The Board of Trustees has approved an annual shareholder services fee rate of 0.15% for the Retail Class A and 0.06% for the Institutional Class of each Acquiring Fund.

      SEI Investments Mutual Funds Services ("SMF") provides administrative services to the Acquiring Funds. SEI Investments Financial Management Corporation, a wholly-owned subsidiary of SEI Investments, is the owner of all beneficial interest in SMF. For its services, SMF receives a fee, which is calculated daily and paid monthly, at the annual rate of 0.13% of the aggregate average net assets of each Acquiring Fund. SMF may voluntarily waive all or a portion of its fee from time to time in its sole discretion. Pursuant to a separate agreement with SMF, Allfirst Trust Company, National Association, performs sub-administration services on behalf of the Acquiring Funds, for which it receives a fee from SMF at the annual rate of up to 0.0275% of each Acquiring Fund's aggregate average daily net assets. See "Management" in the Prospectus of ARK Funds, which is incorporated herein by reference, for additional information about SMF.

      Allfirst Trust Company, National Association, serves as custodian for the securities and cash of the Acquiring Funds. Foreign securities are held by foreign banks participating in a network coordinated by Bankers Trust, which serves as sub-custodian for the Acquiring Funds.

SMF provides transfer agent and related services for the Acquiring Funds and has subcontracted the transfer agency services to State Street Bank and Trust Company, which maintains shareholder accounts and records for the Acquiring Funds.

ACQUIRED FUNDS

      Pursuant to an investment management contract with Govett Funds, and subject to such policies as the Board of Directors of Govett Funds may establish, AIB Govett provides the Acquired Funds with day-to-day management services and makes investment decisions on their behalf in accordance with the Acquired Funds' investment policies. Subject to the supervision of the Govett Funds board, AIB Govett also oversees the Acquired Funds' operations. For these investment management services, each Acquired Fund pays a monthly fee to AIB Govett, as determined at the close of business of each business day during the month, at an annual rate of 1% of the average daily net assets of each Acquired Fund. From its investment management fee, AIB Govett pays AIB Govett Asset Management Limited to provide certain investment sub-advisory services for the Acquired Funds.

      Govett Funds Institutional Class is not subject to any sales charges, shareholder services fees, or 12b-1 distribution fees. Govett Funds Class A Retail is not subject to any sales charges or shareholder services fees, but is subject to a 12b-1 distribution fee of .35%.

      FPS Broker Services, Inc. is the distributor and principal underwriter for the Acquired Funds.

      Chase Global Funds Services Company provides administration and accounting services for the Acquired Funds. The Chase Manhattan Bank serves as the Acquired Funds' global custodian. FPS Services, Inc., a former affiliate of the Acquired Funds' distributor, provides transfer agent, shareholder services agent, and dividend disbursement services to the Acquired Funds.

                                                                      APPENDIX D

                             PRINCIPAL RISK FACTORS

      EQUITY RISK. Equity securities include publicly and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Equity derivatives may be more volatile and increase portfolio risk. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer, and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause its portfolio's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

      FIXED INCOME RISK. The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

      - CALL RISK. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a fund's average weighted maturity to fluctuate, and may require a fund to invest the resulting proceeds at lower interest rates.

      - CREDIT RISK. The possibility that an issuer will be unable to make timely payments of either principal or interest.

      FOREIGN MARKET RISK. Equity and bond markets outside the U.S. have significantly outperformed U.S. markets from time to time. Consequently, investments in foreign securities may provide greater long-term investment returns than would be available from investing solely in U.S. securities. Nevertheless, each fund's portfolio is subject to market risk -- the possibility that stock prices will decline over short, or even extended, periods -- to a greater degree than domestic investments, as a result of a variety of factors that can affect stock prices.

      For example, there may be less information publicly available about foreign companies, and less government regulation and supervision of foreign stock exchanges, securities dealers and publicly traded companies than is available about comparable U.S. entities. Accounting, auditing and financial reporting standards, practices and requirements are not uniform and may be less rigorous than U.S. standards. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable U.S. companies. Trading settlement practices in some markets may be slower or less frequent than in the U.S., which could affect liquidity of a fund's portfolio. Trading practices abroad may offer less protection to investors. In some foreign countries, any or all of expropriation, nationalization, and confiscation are risks to which non-U.S. securities may be subject. A foreign government's limits on the repatriation of distributions and profits and on removal of securities, property, or other assets from that country may affect a fund's liquidity and the value of its assets. Political or social instability, including war or other armed conflict, or diplomatic developments also could affect U.S. investors.

      CURRENCY RISK. International investors are also exposed to currency risk if the U.S. dollar value of securities denominated in other currencies is adversely affected by exchange rate movements. Currency risk could affect the value of a fund's investments, the value of dividends and interest earned by a fund, and gains that may be realized.

      FOREIGN TAXATION RISK. Some foreign governments levy brokerage taxes, increasing the cost of securities subject to the tax and reducing the realized gain (or increasing the realized loss) on such securities when they are sold. Foreign governments may withhold taxes from dividends or interest paid. Such taxes lower a fund's net asset value.

      FOREIGN SECURITY RISKS. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the Portfolio.

      In addition to these risks, certain foreign securities may be subject to the following additional currency risks. Investments in foreign securities denominated in foreign currencies involve additional risks, including:

      - The value of a fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.

      - A fund may incur substantial costs in connection with conversions between various currencies.

      - A fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.

      - Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

      INVESTING IN EMERGING MARKETS RISK. The risks of investing in foreign securities are intensified if the investments are in emerging or developing markets. In general, these markets may offer special investment opportunities because their securities markets, industries, and capital structure are growing rapidly, but investments in these countries involve special risks not present in the U.S. or in mature foreign markets, such as Germany or the United Kingdom, for example. Settlement of securities trades may be subject to extended delays, so that a fund may not receive securities purchased or the proceeds of sales of securities on a timely basis. Emerging markets generally have smaller, less-developed trading markets and exchanges, which may affect liquidity, so that a fund may not be able to dispose of those securities quickly and at a reasonable price. These markets may also experience greater volatility, which can materially affect the value of a fund's portfolio holdings and, therefore, its net asset value. Emerging market countries may have relatively unstable governments. In such an environment the risk of nationalization of business or of prohibitions on repatriation of assets is greater than in more stable, developed political and economic circumstances. The economy of a developing market country may be predominantly based on only a few industries, and it may be highly vulnerable to changes in local or global trade conditions. The legal and accounting systems, and mechanisms for protecting property rights, may not be as well developed as those in more mature economies. In addition, some emerging markets countries have general or industry-specific restrictions on foreign ownership that may limit or eliminate the fund's opportunities to acquire desirable securities.

                                    ARK FUNDS

                              CROSS REFERENCE SHEET


                                     PART B


Item No.                                                    Heading
--------                                                    -------
10.   Cover Page.....................................   Cover Page

11.   Table of Contents..............................   Table of Contents

12.   Additional Information About the Registrant....   Statement of
                                                        Additional Information
                                                        of ARK Funds dated
                                                        June __, 2000

13.   Additional Information About the Company
      Being Acquired.................................   Statement of
                                                        Additional Information
                                                        of The Govett Funds,
                                                        Inc. dated May 1, 2000

14.   Financial Statements...........................   Cover Page

                                    ARK FUNDS
                            Oaks, Pennsylvania 19456


                             THE GOVETT FUNDS, INC.
                              250 Montgomery Street
                         San Francisco, California 94104


                       STATEMENT OF ADDITIONAL INFORMATION

         (Special Meeting of Shareholders of The Govett Funds, Inc.)

      This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus/Proxy Statement dated June __, 2000 for the Special Meeting of Shareholders of Govett Funds to be held on August 4, 2000. Copies of the Prospectus/Proxy Statement may be obtained without charge by calling Govett Funds at 1-800-821-0803. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

      Further information about the Acquiring Funds is contained in and incorporated by reference to the ARK Funds' Statement of Additional Information dated June __, 2000 a copy of which is included herewith. The audited financial statements and related independent auditor's report for the Acquiring Funds contained in the Annual Report for the fiscal year ended April 30, 1999 are hereby incorporated herein by reference. The unaudited financial statements for the Acquiring Funds contained in the Semi-Annual Report for the six months ended October 31, 1999 are incorporated by reference herein. No other parts of the Annual Report and the Semi-Annual Report are incorporated by reference herein.

      Further information about the Acquired Funds is contained in the Govett Funds' Statement of Additional Information dated May 1, 2000, and is incorporated herein by reference. The audited financial statements and related independent auditor's report for the Acquired Funds contained in the Annual Report for the fiscal year ended December 31, 1999 are hereby incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

      The date of this Statement of Additional Information is June __, 2000.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
General Information.....................................................      1

Pro Forma Financial Statements..........................................      2

                               GENERAL INFORMATION

      The shareholders of the Govett Global Income Fund, Govett Smaller Companies Fund, Govett Emerging Markets Equity Fund, and Govett International Equity Fund of The Govett Funds, Inc. (collectively, the "Acquired Funds") are being asked to approve or disapprove the Agreement and Plan of Reorganization dated as of May 17, 2000 (the "Reorganization Agreement"), between ARK Funds and The Govett Funds, Inc. ("Govett Funds") and the transactions contemplated thereby. The Reorganization Agreement contemplates the transfer of the assets to, and the assumption of the stated liabilities of the Acquired Funds by, the ARK Income Portfolio, ARK Small-Cap Equity Portfolio, ARK Emerging Markets Equity Portfolio, and ARK International Equity Selection Portfolio (or ARK International Equity Portfolio), respectively, of ARK Funds (collectively the "Acquiring Funds"), in exchange for full and fractional Retail Class A and Institutional Class shares of the Acquiring Funds (the "Reorganizations"). The Acquiring Funds shares received by each Acquired Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Funds that are outstanding at the Closing Date (as defined in the Reorganization Agreement).

      Following the exchange, the Acquired Funds will make a liquidating distribution of the Acquiring Funds shares to their shareholders. Each shareholder owning shares of an Acquired Fund at the Closing Date will receive shares of the corresponding Acquiring Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Closing Date on shares in the corresponding Acquired Fund.

      The Special Meeting of shareholders of Govett Funds to consider the Reorganization Agreement and the related transactions will be held at 3:00 p.m., Eastern Time, on August 4, 2000, at 25 South Charles Street - 16th Floor, Baltimore, Maryland 21201. For further information about the transaction, see the Prospectus/Proxy Statement.

                         PRO FORMA FINANCIAL STATEMENTS(1)

          Acquired Fund                            Acquiring Fund
          -------------                            --------------
  Govett Smaller Companies Fund            ARK Small-Cap Equity Portfolio
Govett International Equity Fund    ARK International Equity Selection Portfolio

-----------------------------

(1) No Pro Forma financials are provided for two of the proposed reorganized funds:

- Govett Global Income Fund (Acquired Fund) has assets that total less than 10% the total assets of ARK Income Portfolio (Acquiring Fund); and

- Govett Emerging Markets Equity Fund (Acquired Fund) is to be acquired by ARK Emerging Markets Equity Portfolio, which is a shell portfolio requiring no Pro Forma.





                     Introduction to Proposed Reorganization

                                October 31, 1999

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statement of Assets and Liabilities, and Statement of Operations reflect the accounts of Govett Smaller Companies and Liabilities Fund and ARK Small-Cap Equity Portfolio and Govett International Equity Fund and ARK International Equity Selection Portfolio, at October 31, 1999 and for the year then ended. These statements have been derived from each fund's books and records utilized in calculating daily net asset value at October 31, 1999.

ARK Small-Cap Equity Portfolio
Pro-Forma Combining Schedule of Investments
October 31, 1999 (Unaudited)

                                                                                 Govett
                                      ARK Small-Cap Equity Portfolio      Smaller Companies Fund                Adjustments
                                      ------------------------------  ------------------------------  ------------------------------
                                         Shares    Market Value(000)    Shares    Market Value(000)     Shares     Market Value(000)
                                      -----------  -----------------  -----------  -----------------  -----------  -----------------

Common Stocks--82.6%
Belgium --0.0%
Computer & Services
Dolmen Computer Applications                                           1,200          21                 (1,200)       (21)
Retail
Colruyt S.A.                                                          12,000         658                (12,000)      (658)
                                                                                 -------
                                                                                     679
                                                                                 -------



Denmark --0.0%
Services
ISS International Service System - Class B                            18,000         965                (18,000)      (965)
                                                                                 -------



Finland --0.0%
Semi-Conductors/Instruments
Perlos OYJ                                                             9,000         148                 (9,000)      (148)
                                                                                 -------



France --0.0%
Computer & Services
Cap Gemini Sogeti                                                      7,108       1,077                 (7,108)    (1,077)
                                                                                 -------



Germany--0.0%
Electrical & Electronics
Vivanco Gruppe AG                                                     25,400         369                (25,400)      (369)
                                                                                 -------



Israel--0.0%
Telecommunications
Forsoft Ltd.                                                          55,000         402                (55,000)      (402)
                                                                                 -------



Italy--0.0%
Publishing
Class Editori                                                        140,000       1,180               (140,000)    (1,180)
                                                                                 -------



Japan--0.0%
Drugs
Kyorin Pharmaceutical Co                                              52,000       1,890                (52,000)    (1,890)
Electrical & Electronics
Fuji Soft ABC Incorporated                                            18,700       1,712                (18,700)    (1,712)
Meitic Corp                                                           44,800       1,680                (44,800)    (1,680)
Services
HIS Co Limited                                                        51,350       2,044                (51,350)    (2,044)
                                                                                 -------
Total Japan                                                                        7,326
                                                                                 -------




Netherlands--0.0%
Electronic Components & Instruments
Magnus Holding NV                                                    110,177         337               (110,177)      (337)
                                                                                 -------



Norway--0.0%
Computer Software
Merkantildata ASA                                                     55,300         469                (55,300)      (469)
                                                                                 -------



United Kingdom--0.0%
Electrical & Electronics
RM PLC                                                               161,033       1,656               (161,033)    (1,656)
Electronic Components & Instruments
Critchley Group PLC                                                   98,800         711                (98,800)      (711)
Health & Personal Care
Nestor Healthcare Group PLC                                          105,991       1,037               (105,991)    (1,037)
Seton Scholl Healthcare PLC                                           90,000         962                (90,000)      (962)
Transportation
Metroline PLC                                                        130,755         331               (130,755)      (331)
                                                                                 -------
Total United Kingdom                                                               4,697
                                                                                 -------




Spain--0.0%
Computers & Services
Indra Systems SA                                                      22,300         234                (22,300)      (234)
Financial Services
NM Hotels SA                                                          50,000         565                (50,000)      (565)
Food & Beverage
Superdiplo SA                                                         25,000         458                (25,000)      (458)
                                                                                 -------
Total Spain                                                                        1,257
                                                                                 -------
Thailand--0.0%
Telecommunications
Total Access Communications                                          367,000         888               (367,000)      (888)
                                                                                 -------








                                                      ARK Small-Cap Equity Portfolio
                                                            Pro Forma Combined
                                                     --------------------------------
                                                     Shares(000)    Market Value(000)
                                                     -----------    -----------------

Common Stocks--82.6%
Belgium --0.0%
Computer & Services
Dolmen Computer Applications                                  0                    0
Retail
Colruyt S.A.                                                  0                    0
                                                                              ------
                                                                                   0
                                                                              ------
Denmark --0.0%
Services
ISS International Service System - Class B                    0                    0
                                                                              ------
Finland --0.0%
Semi-Conductors/Instruments
Perlos OYJ                                                    0                    0
                                                                              ------
France --0.0%
Computer & Services
Cap Gemini Sogeti                                             0                    0
                                                                              ------
Germany--0.0%
Electrical & Electronics
Vivanco Gruppe AG                                             0                    0
                                                                              ------
Israel--0.0%
Telecommunications
Forsoft Ltd.                                                  0                    0
                                                                              ------
Italy--0.0%
Publishing
Class Editori                                                 0                    0
                                                                              ------

Japan--0.0%
Drugs
Kyorin Pharmaceutical Co                                      0                    0
Electrical & Electronics
Fuji Soft ABC Incorporated                                    0                    0
Meitic Corp                                                   0                    0
Services
HIS Co Limited                                                0                    0
                                                                              ------
Total Japan                                                                        0
                                                                              ------

Netherlands--0.0%
Electronic Components & Instruments
Magnus Holding NV                                             0                    0
                                                                              ------

Norway--0.0%
Computer Software
Merkantildata ASA                                             0                    0
                                                                              ------

United Kingdom--0.0%
Electrical & Electronics
RM PLC                                                        0                    0
Electronic Components & Instruments
Critchley Group PLC                                           0                    0
Health & Personal Care
Nestor Healthcare Group PLC                                   0                    0
Seton Scholl Healthcare PLC                                   0                    0
Transportation
Metroline PLC                                                 0                    0
                                                                              ------
Total United Kingdom                                                               0
                                                                              ------
Spain--0.0%
Computers & Services
Indra Systems SA                                              0                    0
Financial Services
NH Hotels SA                                                  0                    0
Food & Beverage
Superdiplo SA                                                 0                    0
                                                                              ------
Total Spain                                                                        0
                                                                              ------
Thailand--0.0%
Telecommunications
Total Access Communications                                   0                    0
                                                                              ------

                                                                                                                 Govett
                                                             ARK Small-Cap Equity Portfolio             Smaller Companies Fund
                                                           ----------------------------------     ----------------------------------
                                                           Shares (000)    Market Value (000)     Shares (000)    Market Value (000)
                                                           ------------    ------------------     ------------    ------------------
United States--82.6%
Banks/Finance--4.8%
Cit Group Inc Cl A                                                                                  30,000                    716
E-Stamp                                                      1,600                  37
Illuminet Holdings*                                         11,000                 511
Interwoven*                                                  5,500                 431
First Tennessee National                                                                            25,000                    850
Paine Webber Group                                                                                  20,000                    815
People's Heritage Financial Group                                                                   50,000                    950
Waddell & Reed Financial Associates                                                                 40,000                    960
                                                                                 -----                                     ------
Total Banks/Finance                                                                979                                      4,291
                                                                                 -----                                     ------



Broadcasting, Newspapers & Advertising--5.6%
Freeshop.com*                                               45,000                 762
Radio Unica Communications*                                 12,500                 358
Spanish Broadcasting Systems, Cl A*                         11,000                 293
True North Communications                                   10,000                 403              25,000                  1,008
Young & Rubicam                                             30,000               1,372              44,000                  2,013
                                                                                 -----                                     ------
Total Broadcasting, Newspapers & Advertising                                     3,188                                      3,021
                                                                                 -----                                     ------



Building & Construction--1.3%
Stolt Comex Seaway S.A., ADR*                               75,000                 802              60,000                    641
                                                                                 -----                                     ------

Building & Construction Supplies--0.9%
Mobile Mini*                                                45,000                 982
                                                                                 -----



Chemicals--1.4%
Airgas*                                                                                             73,400                    697
Wellman Inc.                                                                                        55,000                    828
                                                                                                                           ------
Total Chemicals                                                                                                             1,525
                                                                                                                           ------




Clothing & Apparel--0.4%
Cutter Buck Inc.                                                                                    30,000                    493
                                                                                                                           ------



Communications Equipment--11.4%
Altigen Communications *                                    30,000                 356              25,000                    297
CD Radio *                                                  25,000                 637
CIENA*                                                      30,000               1,057              30,000                  1,058
Comverse Technology                                                                                 19,000                  2,157
Digital Microwave*                                          60,000                 892
Digital Lightwave *                                         30,000                 518
Metricom*                                                   10,000                 439
Microcell Telecommunications*                               75,000               1,425
Powerwave Technologies*                                     10,000                 651
Sawtek*                                                     15,000                 615              34,000                  1,394
Scientific-Atlanta Inc.                                                                             20,000                  1,145
                                                                                ------                                     ------
Total Communications Equipment                                                   6,590                                      6,051
                                                                                ------                                     ------

Computer Software--2.8%
Legato Systems*                                             15,000                 806              30,000                  1,613
US Internetworking                                                                                  20,000                    666
                                                                                ------                                     ------
Total Computer Software                                                            806                                      2,279
                                                                                ------                                     ------

Computers & Services--5.5%
Electronics for Imaging                                                                             36,000                  1,451
Emulex*                                                     14,600               2,277
Jabil Circuit*                                                                                      40,000                  2,090
Jupiter Communications*                                        500                  17
Online Resources & Communications Corp                                                              25,000                    266


                                                                                ------                                     ------
Total Computers & Services                                                       2,294                                      3,807
                                                                                ------                                     ------



Drugs--0.1%
Supergen*                                                    4,130                 116
                                                                                ------



Food, Beverage & Tobacco--1.4%
Interstate Bakeries                                                                                 25,000                    506
Suiza Foods Corp                                                                                    30,000                  1,082
                                                                                                                           ------
Total Food, Beverage & Tobacco                                                                                              1,588
                                                                                                                           ------

Household Products--1.1%
Dial Corp                                                                                           50,000                  1,169

Internet Services--3.8%
Agile Software*                                             20,000               1,960
24/7  Media*                                                20,000               1,296              22,000                    950
                                                                                ------                                     ------
Total Internet Services                                                          3,256                                        950
                                                                                ------                                     ------

Machinery--0.4%
Kulicke & Soffa Industries*                                 15,000                 442
                                                                                ------


                                                                                                    ARK Small-Cap Equity Portfolio
                                                                    Adjustments                           Pro Forma Combined
                                                         ---------------------------------       -----------------------------------
                                                         Shares (000)    Market Value (000)      Shares (000)     Market Value (000)
                                                         ------------    ------------------      ------------     ------------------
United States--82.6%
Banks/Finance--4.8%
Cit Group Inc Cl A                                                                                  30,000                 716
E-Stamp                                                                                              1,600                  37
Illuminet Holdings*                                                                                 11,000                 511
Interwoven*                                                                                          5,500                 431
First Tennessee National                                                                            25,000                 850
Paine Webber Group                                                                                  20,000                 815
People's Heritage Financial Group                                                                   50,000                 950
Waddell & Reed Financial Associates                                                                 40,000                 960
                                                                                                                     ----------
Total Banks/Finance                                                                                                      5,270
                                                                                                                     ----------

Broadcasting, Newspapers & Advertising--5.6%
Freeshop.com*                                                                                       45,000                 762
Radio Unica Communications*                                                                         12,500                 358
Spanish Broadcasting Systems, Cl A*                                                                 11,000                 293
True North Communications                                                                           35,000               1,411
Young & Rubicam                                                                                     74,000               3,385

                                                                                                                     ----------
Total Broadcasting, Newspapers & Advertising                                                                             6,209
                                                                                                                     ----------

Building & Construction--1.3%
Stolt Comex Seaway S.A., ADR*                                                                      135,000               1,443
                                                                                                                     ----------

Building & Construction Supplies--0.9%
Mobile Mini*                                                                                        45,000                 982
                                                                                                                     ----------

Chemicals--1.4%
Airgas*                                                                                             73,400                 697
Wellman Inc.                                                                                        55,000                 828

                                                                                                                     ----------
Total Chemicals                                                                                                          1,525
                                                                                                                     ----------


Clothing & Apparel--0.4%
Cutter Buck Inc.                                                                                    30,000                 493
                                                                                                                     ----------

Communications Equipment--11.4%
Altigen Communications *                                                                            55,000                 653
CD Radio *                                                                                          25,000                 637
CIENA*                                                                                              60,000               2,115
Comverse Technology                                                                                 19,000               2,157
Digital Microwave*                                                                                  60,000                 892
Digital Lightwave *                                                                                 30,000                 518
Metricom*                                                                                           10,000                 439
Microcell Telecommunications*                                                                       75,000               1,425
Powerwave Technologies*                                                                             10,000                 651
Sawtek*                                                                                             49,000               2,009
Scientific-Atlanta Inc.                                                                             20,000               1,145

                                                                                                                     ----------
Total Communications Equipment                                                                                          12,641
                                                                                                                     ----------

Computer Software--2.8%
Legato Systems*                                                                                     45,000               2,419
US Internetworking                                                                                  20,000                 666

                                                                                                                     ----------
Total Computer Software                                                                                                  3,085
                                                                                                                     ----------

Computers & Services--5.5%
Electronics for Imaging                                                                             36,000               1,451
Emulex*                                                                                             14,600               2,277
Jabil Circuit*                                                                                      40,000               2,090
Jupiter Communications*                                                                                500                  17
Online Resources & Communications Corp                                                              25,000                 266

                                                                                                                     ----------
Total Computers & Services                                                                                               6,101
                                                                                                                     ----------

Drugs--0.1%
Supergen*                                                                                            4,130                 116
                                                                                                                     ----------

Food, Beverage & Tobacco--1.4%
Interstate Bakeries                                                                                 25,000                 506
Suiza Foods Corp                                                                                    30,000               1,082

                                                                                                                     ----------
Total Food, Beverage & Tobacco                                                                                           1,588
                                                                                                                     ----------


Household Products--1.1%
Dial Corp                                                                                           50,000               1,169

Internet Services--3.8%
Agile Software*                                                                                     20,000               1,960
24/7  Media*                                                                                        42,000               2,246

                                                                                                                     ----------
Total Internet Services                                                                                                  4,206
                                                                                                                     ----------

Machinery--0.4%
Kulicke & Soffa Industries*                                                                         15,000                 442
                                                                                                                     ----------

                                                                                                                Govett
                                                             ARK Small-Cap Equity Portfolio             Smaller Companies Fund
                                                           -----------------------------------   -----------------------------------
                                                               Shares       Market Value (000)       Shares       Market Value (000)
                                                           ------------     ------------------   ------------     ------------------
Medical Instruments--0.5%
Biomet                                                                                              20,000                     603
                                                                                                                            ------

Miscellaneous Business Services--10.4%
Breakaway Solutions*                                           500                     27
BSQUARE*                                                     1,000                     40
Data Return                                                  1,000                     15
Flycast Communications*                                     25,000                  1,259
Kana Communications*                                        10,500                    883
Marimba*                                                    50,500                  1,439
Netcentives *                                                  250                      4
Puma Technology*                                            25,000                    925
Southeby's Holdings, Cl A                                                                           35,000                   1,006
Splitrock Services*                                         40,000                    875
Tibco Software*                                             37,500                  1,463
Trend Micro*                                                80,000                  1,580
USWeb*                                                      35,000                  1,356
Ziplink*                                                    50,000                    594
                                                                                   ------                                   ------
Total Miscellaneous Business Services                                              10,460                                    1,006
                                                                                   ------                                   ------


Petroleum & Fuel Products--0.7%
Chieftan International*                                     21,700                    415
Tuboscope*                                                  30,000                    334
                                                                                   ------
Total Petroleum & Fuel Products                                                       749
                                                                                   ------


Professional Services--0.8%
Consolidated Graphics*                                       5,500                    110
Razorfish*                                                  10,000                    738
                                                                                   ------
Total Professional Services                                                           848
                                                                                   ------


Retail--1.5%
Gaiam, Cl A*                                                 9,700                     62
Linens n Things Inc.                                                                                25,000                     994
Office Depot                                                                                        46,500                     578

                                                                                   ------                                   ------
Total Retail                                                                           62                                    1,572
                                                                                   ------                                   ------

Semi-Conductors/Instruments--9.4%
Amkor Technology*                                           30,000                    606
Cymer*                                                      15,000                    554
Cypress Semiconductor*                                      30,000                    767
Dallas Semiconductor                                        10,000                    589
Fairchild Semiconductor International, Cl A*                25,000                    631
International Rectifier                                     50,000                    972
JNI                                                          6,500                    347
MKS Instruments Inc                                                                                 37,500                     788
National Semiconductor                                                                              20,000                     599
SDL*                                                        10,000                  1,233
Semtech*                                                    30,000                  1,149
Silicon Image*                                                 500                     22
Teradyne                                                                                            15,000                     577
Xilinx*                                                                                             20,000                   1,572

                                                                                   ------                                   ------
Total Semi-Conductors/Instruments                                                   6,870                                    3,536
                                                                                   ------                                   ------


Telephones & Telecommunications--16.6%
Airgate PCS*                                                25,800                  1,290
Clearnet, Cl A*                                             80,000                  1,760
ITC Deltacom*                                               15,000                    360
ITXC                                                         9,000                    407
Pacific Gateway Exchange Inc                                                                        25,000                     569
Pairgain Technologies Inc                                                                           15,000                     185
Rambus*                                                      8,000                    541
RCN*                                                        15,000                    718
Rural Cellular, Cl A*                                       35,000                  2,107           25,000                   1,505
Shared Technologies Cellular*                               50,000                    463
Triton PCS Holdings, Cl A*                                  10,200                    360
Voicestream Wireless*                                       20,000                  1,975           24,000                   2,370
Western Wireless, Cl A*                                     30,000                  1,586           27,500                   1,454
Winstar Communications Inc                                                                          20,000                     776

                                                                                   ------                                   ------
Total Telephones & Telecommunications                                              11,567                                    6,859
                                                                                   ------                                   ------


Wholesale--1.4%
Baltimore Technologies*                                     15,000                    488
Price Communications*                                       46,500                  1,011
                                                                                   ------
Total Wholesale                                                                     1,499
                                                                                   ------


                                                                                   ------                                   ------
Total United States                                                                51,510                                   39,391
                                                                                   ------                                   ------

                                                                                   ------                                   ------
Total Common Stocks (Cost $40,744, $44,930 and
$69,541 respectively)                                                              51,510                                   59,185
                                                                                   ------                                   ------











                                                                                                  ARK Small-Cap Equity Portfolio
                                                                 Adjustments                           Pro Forma Combined
                                                         ------------------------------------    -----------------------------------
                                                            Shares          Market Value(000)        Shares       Market Value (000)
                                                         ------------       -----------------    ------------     ------------------
Medical Instruments--0.5%
Biomet                                                                                            20,000                     603
                                                                                                                        --------
Miscellaneous Business Services--10.4%
Breakaway Solutions*                                                                                 500                      27
BSQUARE*                                                                                           1,000                      40
Data Return                                                                                        1,000                      15
Flycast Communications*                                                                           25,000                   1,259
Kana Communications*                                                                              10,500                     883
Marimba*                                                                                          50,500                   1,439
Netcentives *                                                                                        250                       4
Puma Technology*                                                                                  25,000                     925
Southeby's Holdings, Cl A                                                                         35,000                   1,006
Splitrock Services*                                                                               40,000                     875
Tibco Software*                                                                                   37,500                   1,463
Trend Micro*                                                                                      80,000                   1,580
USWeb*                                                                                            35,000                   1,356
Ziplink*                                                                                          50,000                     594
                                                                                                                        --------
Total Miscellaneous Business Services                                                                                     11,466
                                                                                                                        --------



Petroleum & Fuel Products--0.7%
Chieftan International*                                                                           21,700                     415
Tuboscope*                                                                                        30,000                     334
                                                                                                                        --------
Total Petroleum & Fuel Products                                                                                              749
                                                                                                                        --------


Professional Services--0.8%
Consolidated Graphics*                                                                             5,500                     110
Razorfish*                                                                                        10,000                     738

                                                                                                                        --------
Total Professional Services                                                                                                  848
                                                                                                                        --------

Retail--1.5%
Gaiam, Cl A*                                                                                       9,700                      62
Linens n Things Inc.                                                                              25,000                     994
Office Depot                                                                                      46,500                     578


                                                                                                                        --------
Total Retail                                                                                                               1,634
                                                                                                                        --------

Semi-Conductors/Instruments--9.4%
Amkor Technology*                                                                                 30,000                     606
Cymer*                                                                                            15,000                     554
Cypress Semiconductor*                                                                            30,000                     767
Dallas Semiconductor                                                                              10,000                     589
Fairchild Semiconductor International, Cl A*                                                      25,000                     631
International Rectifier                                                                           50,000                     972
JNI                                                                                                6,500                     347
MKS Instruments Inc                                                                               37,500                     788
National Semiconductor                                                                            20,000                     599
SDL*                                                                                              10,000                   1,233
Semtech*                                                                                          30,000                   1,149
Silicon Image*                                                                                       500                      22
Teradyne                                                                                          15,000                     577
Xilinx*                                                                                           20,000                   1,572

                                                                                                                        --------
Total Semi-Conductors/Instruments                                                                                         10,406
                                                                                                                        --------

Telephones & Telecommunications--16.6%
Airgate PCS*                                                                                      25,800                   1,290
Clearnet, Cl A*                                                                                   80,000                   1,760
ITC Deltacom*                                                                                     15,000                     360
ITXC                                                                                               9,000                     407
Pacific Gateway Exchange Inc                                                                      25,000                     569
Pairgain Technologies Inc                                                                         15,000                     185
Rambus*                                                                                            8,000                     541
RCN*                                                                                              15,000                     718
Rural Cellular, Cl A*                                                                             60,000                   3,612
Shared Technologies Cellular*                                                                     50,000                     463
Triton PCS Holdings, Cl A*                                                                        10,200                     360
Voicestream Wireless*                                                                             44,000                   4,345
Western Wireless, Cl A*                                                                           57,500                   3,040
Winstar Communications Inc                                                                        20,000                     776

                                                                                                                        --------
Total Telephones & Telecommunications                                                                                     18,426
                                                                                                                        --------


Wholesale--1.4%
Baltimore Technologies*                                                                           15,000                     488
Price Communications*                                                                             46,500                   1,011


                                                                                                                        --------
Total Wholesale                                                                                                            1,499
                                                                                                                        --------

                                                                                                                        --------
Total United States                                                                                                       90,901
                                                                                                                        --------



                                                                                 --------                                 ------
Total Common Stocks (Cost $40,744, $44,930 and
$69,541 respectively)                                                            (19,794)                                 90,901
                                                                                 --------                                 ------

                                                           ARK Small-Cap Equity Portfolio           Govett Smaller Companies Fund
                                                         ----------------------------------       ----------------------------------
                                                             Shares      Market Value (000)           Shares      Market Value (000)
                                                         ------------    ------------------       ------------    ------------------
                                                            Par (000)           Value (000)        Par (000)          Value (000)

Repurchase Agreement--1.6%
First Boston (5.330%, dated 10/29/99,                          1,818                 1,818
matures 11/01/99,repurchase price $1,819,185;
collateralized by U.S. Gov't Agency Instruments:
total market value $1,873,924)) (Cost $1,818,
0 and $1,818 respectively)

                                                                                   --------                             --------
Total Investments--84.2%                                                            53,328                               59,185
                                                                                   --------                             --------


(Cost $42,562, $44,930 and $71,359 respectively)

Other Assets and Liabilities, Net--15.8%                                            (3,210)                                 767

                                                                                   --------                             --------
Total Net Assets--100.0%                                                            50,118                               59,952
                                                                                   ========                             ========

                                                                                                    ARK Small-Cap Equity Portfolio
                                                                    Adjustments                          Pro Forma Combined
                                                         ----------------------------------       ----------------------------------
                                                             Shares      Market Value (000)           Shares      Market Value (000)
                                                         ------------    ------------------       ------------    ------------------
                                                                                                    Par  (000)        Value (000)

Repurchase Agreement--1.6%
First Boston (5.330%, dated 10/29/99,                                                                1,818                1,818
matures 11/01/99, repurchase price $1,819,185;
collateralized by U.S. Gov't Agency Instruments:
total market value $1,873,924)) (Cost $1,818, 0,
and $1,818 respectively)
                                                                                                                       ---------
Total Investments--84.2%                                                           (19,794)                              92,719
                                                                                                                       ---------
(Cost $42,562, $44,930 and $71,359 respectively)

Other Assets and Liabilities, Net--15.8%                                            19,794                               17,351

                                                                                  ---------                            ---------
Total Net Assets--100.0%                                                                 0                              110,070
                                                                                  ---------                            =========

* Non-income producing security
ADR-American Depository Receipt
Cl-Class


See Notes to Pro Forma Combining Financial Statements

                         ARK SMALL-CAP EQUITY PORTFOLIO
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                          OCTOBER 31, 1999 (UNAUDITED)
                                   (IN 000'S)

                                                                                                                 ARK SMALL-CAP
                                                                               GOVETT                              EQUITY
                                                             ARK SMALL-        SMALLER                            PORTFOLIO
                                                             CAP EQUITY       COMPANIES                           PRO FORMA
                                                             PORTFOLIO          FUND           ADJUSTMENTS         COMBINED
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Identified cost of securities                             $   42,562       $   44,930         $(16,133)         $   71,359
  Net unrealized gains on securities                            10,766           14,255           (3,661)             21,360
-------------------------------------------------------------------------------------------------------------------------------
  Market value of securities                                    53,328           59,185          (19,794)             92,719
  Cash                                                               0            1,063                                1,063
  Foreign currency, at value (cost $0, $12, $0
    respectively)                                                                    11                                   11
  Receivable for securities sold                                 2,629              665           19,794              23,088
  Receivable from Adviser                                            0               13                                   13
  Receivable for Fund shares sold                                    9                0                                    9
  Dividends and interest receivable                                                  26                                   26
  Receivable for closed forward foreign currency
    exchange contracts                                               0                0                                    -
  Unrealized gains on forward foreign currency
    exchange contracts                                               0                0                                    -
  Receivable for daily variation margin on open
    futures contracts                                                0                0                                    -
  Deferred organization expenses                                     0                0                                    -
  Receivable from related parties                                    0                0                                    -
  Prepaid expenses and other assets                                                  14                                   14
-------------------------------------------------------------------------------------------------------------------------------
  Total assets                                                  55,966           60,977                0             116,943
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES                                                                                                                -
  Payable for securities purchased                               5,781                                                 5,781
  Payable for Fund shares redeemed                                  24              649                                  673
  Advisory fee payable                                                               98                                   98
  Distribution Plan expenses payable                                                 51                                   51
  Accrued expenses and other liabilities                            43              227                                  270
-------------------------------------------------------------------------------------------------------------------------------
  Total liabilities                                              5,848            1,025                0               6,873
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS                                                $   50,118       $   59,952         $      -          $  110,070
===============================================================================================================================
NET ASSETS REPRESENTED BY                                                                                                  -
  Paid-in capital-Institutional Class                       $   24,597       $        -                           $   24,597
  Paid-in capital-Retail Class A                            $    2,389       $   76,593                           $   78,982
  Undistributed (overdistributed) net investment
    income or loss                                                   0           13,250                               13,250
  Accumulated net realized gains or losses on
    securities and foreign currency transactions                12,366          (44,145)           3,661             (28,118)
  Net unrealized gains on securities
     and foreign currency transactions                          10,766           14,254           (3,661)             21,359
-------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                            $   50,118       $   59,952         $      -          $  110,070
===============================================================================================================================
NET ASSETS CONSISTS OF                                                                                                     -
  Class I                                                   $   46,509                                            $   46,509
  Class A                                                        3,609           59,952                               63,561
-------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                            $   50,118       $   59,952         $      -          $  110,070
===============================================================================================================================
SHARES OUTSTANDING                                                                                                         -
  Class I                                                    2,424,296                                             2,424,296
  Class A                                                      189,198        2,646,172          496,748           3,332,118
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
  Class I                                                   $    19.18       $        -                           $    19.18
===============================================================================================================================
  Class A                                                   $    19.08       $    22.66                           $    19.08
===============================================================================================================================
  Class A (offering price)                                  $    20.03                                            $    20.03
===============================================================================================================================

             See Notes to Pro Forma Combining Financial Statements

                         ARK SMALL-CAP EQUITY PORTFOLIO
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                     YEAR ENDED OCTOBER 31, 1999 (UNAUDITED)
                                   (IN 000'S)

                                                                                                                      ARK SMALL-CAP
                                                                                                                          EQUITY
                                                                ARK SMALL-CAP     GOVETT SMALLER                         PORTFOLIO
                                                                    EQUITY           COMPANIES         ADJUSTMENTS       PRO FORMA
                                                                   PORTFOLIO            FUND                             COMBINED
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
       Dividends                                                       $ 45             $ 293                              $ 338
       Interest                                                         115                16                                131
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 160               309                                469
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
       Administrator Fees                                                44               299            (223) (1)           120
       Investment Advisory Fees                                         269               588            (117) (2)           740
       Custodian Fees                                                    29                30              38  (3)            97
       Transfer Agency Fees                                               4               447            (441) (4)            10
       Professional Fees                                                  1                68             (33) (5)            36
       Registration Fees                                                 11                62             (48) (6)            25
       Distribution Fees
          Retail Class A                                                 10               204              33  (7)           247
       Printing Fees                                                      4                 -                                  4
       Trustee Fees                                                       1                33             (33) (8)             1
       Miscellaneous Fees                                                 2                44             (44) (9)             2
       Overdraft expense                                                                   57             (57) (3)             -
       Shareholder Servicing Fees                                                           -             147 (10)           198
            Institutional Class                                          47
            Retail Class A                                                4
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                          426             1,832            (778)             1,480
                 Fee waivers and reimbursements                         (19)             (436)            304 (11)          (151)
----------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                     407             1,396            (474)             1,329
----------------------------------------------------------------------------------------------------------------------------------
       Interest                                                                            11                                 11
----------------------------------------------------------------------------------------------------------------------------------
        NET INVESTMENT INCOME OR LOSS                                $ (247)         $ (1,098)          $ 474             $ (871)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS OR LOSSES ON SECURITIES
   AND FOREIGN CURRENCY TRANSACTIONS
       Net realized gains or losses on:
        Securities                                                 $ 13,457          $ 14,491                           $ 27,948
       Foreign Currency                                                   -               (58)                               (58)
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gains or losses on securities
       and foreign currency transactions                             13,457            14,433                             27,890
----------------------------------------------------------------------------------------------------------------------------------
       Net change in unrealized gains or losses on
       securities and foreign currency transactions                  10,458            13,975                             24,433
----------------------------------------------------------------------------------------------------------------------------------
       Net realized and unrealized gains or losses
          on securities and foreign currency transactions            23,915            28,408                             52,323
----------------------------------------------------------------------------------------------------------------------------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $ 23,668          $ 27,310           $ 474           $ 51,452
----------------------------------------------------------------------------------------------------------------------------------


(1) Adjustment to reflect administrator fees for the combined fund based on the administrator fee rates in place for the acquiring fund during the period.

(2) Adjustment to reflect advisory fees for the combined fund based on the advisory fee rates in place for the acquiring fund during the period.

(3) Adjustment to reflect custody fees for the combined fund based on the custody fee rates (and overdraft fees) in place for the acquiring fund during the period.

(4) Adjustment to reflect transfer agency fees for the combined fund based on the transfer agency fee rates in place for the acquiring fund during the period.

(5)   Adjustment to reflect the reduction in professional services fees.

(6)   Adjustment to reflect the reduction in registration and filing fees.

(7) Adjustment to reflect distribution fees for the combined fund based on the distribution fee rates in place for the acquiring fund during the period.

(8)   Adjustment to reflect the reduction in trustee fees.

(9)   Adjustment to reflect the reduction in miscellaneous fees.

(10) Adjustment to reflect shareholder service fees for the combined fund based on the shareholder service fee rates in place for the acquiring fund during the period.

(11) Adjustment to reflect waivers necessary to limit overall fund expenses to the acquiring fund's contractual ** limit of 1.44% and 1.26%, on an annual basis, of the average daily net assets of Retail Class A and Institutional Class respectively.

** The acquiring fund's adviser has contractually agreed to waive fees and reimburse expenses in order to keep the total operating expenses from exceeding the expressed limits for the period ended 8/31/01.

       See Notes to Pro Forma Combining Financial Statements

ARK SMALL-CAP EQUITY PORTFOLIO
NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
OCTOBER 31, 1999 (UNAUDITED)

1. Basis of Combination - The Pro Forma Combining Schedule of Investments, Pro Forma Combining Statement of Assets and Liabilities and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements"), reflect the accounts of ARK Small-Cap Equity Portfolio ("Small Cap Portfolio") and Govett Smaller Companies Fund ("Smaller Companies Fund") at October 31, 1999 and for the year then ended.

     The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of Smaller Companies Fund. The Reorganization provides for the acquisition of all assets and the identified liabilities of Smaller Companies Fund by Small Cap Portfolio, in exchange for Class A shares of Small Cap Portfolio. Thereafter, there will be a distribution of Class A shares of Small Cap Portfolio to the respective shareholders of Smaller Companies Fund in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of Smaller Companies Fund will become the owners of that number of full and fractional Class A shares of Small Cap Portfolio having an aggregate net asset value equal to the aggregate net asset value of their shares of Smaller Companies Fund as of the close of business immediately prior to the date that Smaller Companies Fund net assets are exchanged for Class A shares of Small Cap Portfolio.

     The Pro Forma Combining Financial Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the respective periods presented.

     The information contained herein is based on the experience of each Fund for the respective periods then ended and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effects of the proposed Reorganization. The expenses of Smaller Companies Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by AIB Govett, Inc.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class A shares of Small Cap Portfolio which would have been issued at October 31, 1999 in connection with the proposed Reorganization. Shareholders of Smaller Companies Fund would receive Class A shares of Small Cap Portfolio based on conversion ratios determined on October 31, 1999. The conversion ratios are calculated by dividing the net asset value of Smaller Companies Fund by the net asset value per share of the Class A shares of Small Cap Portfolio.

3. Pro Forma Operations - The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds. The pro forma combined expenses were calculated by applying the Small Cap Portfolio expense rates to the pro forma combined average daily net assets of the two funds for the twelve months ended October 31, 1999. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. The non-contractual expenses were adjusted to approximate the actual expenses of the combined fund as of October 31, 1999.

ARK International Equity Portfolio
Pro Forma Combining Schedule of Investments
October 31, 1999 (Unaudited)



                                                              ARK International                         Govett
                                                          Equity Selection Portfolio            International Equity Fund
                                                        ---------------------------------      ---------------------------------
                                                        Shares (000)   Market Value (000)      Shares (000)    Market Value (000)
                                                        ------------   ------------------      ------------    ------------------
Mutual Funds--0.0%                                                0               0
American Advantage International Equity Fund                 96,612           1,870
American Century International Growth Fund                  181,893           2,054
American Funds Europacific Growth Fund                       65,572           2,360
Artisan International Fund                                   96,809           2,025
BT Institutional International Equity Fund                  131,070           1,911
Federated International Small Company Fund, Class A          31,972             924
Fidelity Diversified International Fund                     102,735           2,191
Glenmede International Institutional Portfolio              112,557           2,006
Harbor International Fund                                    48,854           1,988
Janus Overseas Fund                                          89,130           2,258
Pilgrim International Small Cap Growth Fund, Class Q          9,773             310
Putnam International Growth Fund                             95,198           2,283
Scudder International Fund                                   36,709           2,145
Scudder Japan Fund                                          127,437           2,020
Templeton Foreign Fund, Class I                             117,157           1,165
UMB Scout Worldwide Fund                                     50,765           1,079
                                                                        -----------

Total Mutual Funds (Cost $24,514, $0, and $0 respectively)                   28,589
                                                                        -----------

Common Stocks--38.7%

Brazil--1.1%
Companhia Vale do Rio Doce                                                                              1,400            27
Companhia Vale do Rio Doce ADR                                                                          4,660            91
Pao de Acucar ADR                                                                                       3,930            86
San Paolo                                                                                              10,780           140
Telecom de Sao Paulo SA                                                                             1,078,000           101
Telecentro Sul Participacoes                                                                        9,021,000           108
                                                                                                                      -----
Total Brazil (Cost $592)                                                                                                553
                                                                                                                      -----
China--0.2%
Huaneng Power Internaltional - ADR (cost $92)                                                           5,900            72
                                                                                                                      -----
Finland --1.3%
Nokia OYJ - Cl. A (cost $123)                                                                           6,511           745
                                                                                                                      -----
France --5.8%
Accor SA                                                                                                1,137           256
Axa                                                                                                     2,975           420
Banque Nationale de Paris                                                                               3,040           264
Groupe Danone                                                                                             974           248
Lafarge                                                                                                 1,624           156
L Air Liquide                                                                                             641            99
Rhone Poulenc Cl. A                                                                                     2,055           115
Suez Lyonnaise des Euax                                                                                   840           136
Total Fina SA Cl. B                                                                                     3,761           508
Valeo SA                                                                                                  867            62
Vivendi                                                                                                 7,963           604
                                                                                                                      -----
Total France (Cost $2,577)                                                                                            2,868
                                                                                                                      -----
Germany --3.1%
Bayerische Hypo Vereinsbank                                                                             2,285           149
Celanese AG                                                                                               348             5
Deutsche Bank AG                                                                                        4,835           347
Hoechst AG                                                                                              3,133           137
Mannesmann AG                                                                                           2,916           450
Siemens AG                                                                                              2,598           232
Viag AG                                                                                                 4,030            75
Volkswagen AG                                                                                           2,228           131
                                                                                                                      -----
Total Germany (Cost $1,321)                                                                                           1,526
                                                                                                                      -----
Hong Kong --0.5%
Hutchison Whampoa                                                                                      14,000           141
New World Development Co.                                                                              56,000           106
                                                                                                                      -----
Total Hong Kong (Cost $208)                                                                                             247
                                                                                                                      -----
Hungary --0.2%
Matav Tr -ADR (cost $111)                                                                               4,000           115
                                                                                                                      -----
India --0.4%
Mahangar Tele Nigam                                                                                     8,000            66
State Bank of India                                                                                     8,250           110
                                                                                                                      -----
Total India (Cost $150)                                                                                                 176
                                                                                                                      -----
Israel-- 0.0%
Partner Communications ADR                                                                              1,945            31
                                                                                                                      -----
Italy --0.3%
Generali (cost $168)                                                                                    4,843           155
                                                                                                                      -----


                                                                                                      ARK International
                                                                                                       Equity Portfolio
                                                                Adjustments                           Pro Forma Combined
                                                     ----------------------------------        ---------------------------------
                                                     Shares (000)    Market Value (000)        Shares (000)   Market Value (000)
                                                     ------------    ------------------        ------------   -----------------

Mutual Funds--0.0%
American Advantage International Equity Fund                  (96,612)        (1,870)                   0             0
American Century International Growth Fund                   (181,893)        (2,054)                   0             0
American Funds Europacific Growth Fund                        (65,572)        (2,360)                   0             0
Artisan International Fund                                    (96,809)        (2,025)                   0             0
BT Institutional International Equity Fund                   (131,070)        (1,911)                   0             0
Federated International Small Company Fund, Class A           (31,972)          (924)                   0             0
Fidelity Diversified International Fund                      (102,735)        (2,191)                   0             0
Glenmede International Institutional Portfolio               (112,557)        (2,006)                   0             0
Harbor International Fund                                     (48,854)        (1,988)                   0             0
Janus Overseas Fund                                           (89,130)        (2,258)                   0             0
Pilgrim International Small Cap Growth Fund, Class Q           (9,773)          (310)                   0             0
Putnam International Growth Fund                              (95,198)        (2,283)                   0             0
Scudder International Fund                                    (36,709)        (2,145)                   0             0
Scudder Japan Fund                                           (127,437)        (2,020)                   0             0
Templeton Foreign Fund, Class I                              (117,157)        (1,165)                   0             0
UMB Scout Worldwide Fund                                      (50,765)        (1,079)                   0             0
                                                                             --------                           -------
Total Mutual Funds (Cost $24,514, $0, and $0 respectively)                   (28,589)                                 0
                                                                             --------                           -------

Common Stocks--38.7%

Brazil--1.1%
Companhia Vale do Rio Doce                                                                          1,400            27
Companhia Vale do Rio Doce ADR                                                                      4,660            91
Pao de Acucar ADR                                                                                   3,930            86
San Paolo                                                                                          10,780           140
Telecom de Sao Paulo SA                                                                         1,078,000           101
Telecentro Sul Participacoes                                                                    9,021,000           108
                                                                                                                  -----
Total Brazil (Cost $592)                                                                                            553
                                                                                                                  -----
China--0.2%
Huaneng Power Internaltional - ADR (cost $92)                                                       5,900            72
                                                                                                                  -----
Finland --1.3%
Nokia OYJ - Cl. A (cost $123)                                                                       6,511           745
                                                                                                                  -----
France --5.8%
Accor SA                                                                                            1,137           256
Axa                                                                                                 2,975           420
Banque Nationale de Paris                                                                           3,040           264
Groupe Danone                                                                                         974           248
Lafarge                                                                                             1,624           156
L Air Liquide                                                                                         641            99
Rhone Poulenc Cl. A                                                                                 2,055           115
Suez Lyonnaise des Euax                                                                               840           136
Total Fina SA Cl. B                                                                                 3,761           508
Valeo SA                                                                                              867            62
Vivendi                                                                                             7,963           604
                                                                                                                  -----
Total France (Cost $2,577)                                                                                        2,868
                                                                                                                  -----
Germany --3.1%
Bayerische Hypo Vereinsbank                                                                         2,285           149
Celanese AG                                                                                           348             5
Deutsche Bank AG                                                                                    4,835           347
Hoechst AG                                                                                          3,133           137
Mannesmann AG                                                                                       2,916           450
Siemens AG                                                                                          2,598           232
Viag AG                                                                                             4,030            75
Volkswagen AG                                                                                       2,228           131
                                                                                                                  -----
Total Germany (Cost $1,321)                                                                                       1,526
                                                                                                                  -----
Hong Kong --0.5%
Hutchison Whampoa                                                                                  14,000           141
New World Development Co.                                                                          56,000           106
                                                                                                                  -----
Total Hong Kong (Cost $208)                                                                                         247
                                                                                                                  -----
Hungary --0.2%
Matav Tr -ADR (cost $111)                                                                           4,000           115
                                                                                                                  -----
India --0.4%
Mahangar Tele Nigam                                                                                 8,000            66
State Bank of India                                                                                 8,250           110
                                                                                                                  -----
Total India (Cost $150)                                                                                             176
                                                                                                                  -----
Israel-- 0.0%
Partner Communications ADR                                                                          1,945            31
                                                                                                                  -----
Italy --0.3%
Generali (cost $168)                                                                                4,843           155
                                                                                                                  -----


                                                                ARK International                        Govett
                                                            Equity Selection Portfolio           International Equity Fund
                                                         --------------------------------      ------------------------------------
                                                             Shares    Market Value (000)          Shares       Market Value (000)
                                                         ------------  ------------------      ------------     -------------------

Japan --8.5%
The Bank of Tokyo - Mitsubishi                                                                          8,000           133
Fuji Bank                                                                                               5,000            69
Fuji Heavy Industries Ltd                                                                              10,000            85
Fujistu General                                                                                         9,000           272
Hitachi Ltd.                                                                                           19,000           206
Honda Motor                                                                                             1,000            42
Ito Yokado Company Ltd.                                                                                 4,000           320
Matsushita Electric Industries                                                                         10,000           211
Matsushita Heavy Industries Ltd.                                                                       37,000           145
Sakura Bank                                                                                             4,000            34
Nippon Express                                                                                         26,000           184
Nippon Steel Corp                                                                                      95,000           241
Ricoh Corp Ltd.                                                                                        10,000           163
Sekisui House Ltd.                                                                                     12,000           130
Shin-Etsu Chemical Co.                                                                                  7,000           289
Sony Corp                                                                                               1,600           249
Sumitomo Bank                                                                                           9,000           145
Sumitomo Chemical                                                                                      43,000           276
Sumitomo Marine & Fire                                                                                 22,000           170
Takeda Chemical Industries                                                                              5,000           287
Tokyo Marine & Fire Insurance                                                                           9,000           118
Toppan Printing                                                                                         9,000           110
Mazda Motor                                                                                            21,000           114
Promise Co Ltd.                                                                                         3,000           201
                                                                                                                      -----
Total Japan (Cost $3,221)                                                                                             4,194
                                                                                                                      -----
Korea --1.2%
Korea Electric Power Corp                                                                               7,800           123
Samsung Electronics GDS                                                                                 5,780           338
Samsung Electronics New GDS                                                                             1,814           151
                                                                                                                      -----
Total Korea (Cost $236)                                                                                                 612
                                                                                                                      -----
Mexico --0.8%
Cifra S.A. Ser C                                                                                      106,100           162
Telefonos de Mexico ADR                                                                                 2,850           244
                                                                                                                      -----
Total Mexico (Cost $245)                                                                                                406
                                                                                                                      -----
Netherlands --3.0%
ABN-Amro Holdings NV                                                                                       48             1
Equant NV                                                                                                 621            60
Fortis NV                                                                                               4,964           171
Henkel KGAA                                                                                             1,930           131
ING Groep NV                                                                                            4,751           280
Koninklijke Ahold NV                                                                                    9,236           284
Royal Dutch Petroleum                                                                                     917            55
United Pan-Europe Comm NV                                                                               1,650           127
VNU Ver Ned Uitgevers                                                                                  11,229           380
                                                                                                                      -----
Total Netherlands (Cost $1,254)                                                                                       1,489
                                                                                                                      -----
Philippines --0.1%
Philippines Long Distance Telephone ADR (cost $90)                                                      3,100            64
                                                                                                                      -----
South Africa --0.2%
Edgars Stores Ltd.                                                                                        314             3
South African Breweries PLC                                                                             8,600            75
                                                                                                                      -----
Total South Africa (Cost $85)                                                                                            78
                                                                                                                      -----
Spain --0.1%
Amadeus Global Travel Dist. (cost $41)                                                                  6,600            40
                                                                                                                      -----
Sweden --0.4%
Atlas Copco AB                                                                                          4,364           115
Sandvik AB Cl. B                                                                                        2,130            55
                                                                                                                      -----
Total Sweden (Cost $170)                                                                                                170
                                                                                                                      -----
Switzerland --2.2%
Nestle SA                                                                                                  92           177
Novartis AG                                                                                               156           233
Roche Holding AG                                                                                           13           156
Swisscom AG                                                                                               430           131
UBS AG                                                                                                    732           213
Zurich Allied AG                                                                                          247           140
                                                                                                                      -----
Total Switzerland (Cost $1,082)                                                                                       1,050
                                                                                                                      -----
Taiwan --0.6%
Asustek Computer Inc - GDR (cost $150)                                                                 21,021           296
                                                                                                                      -----
Thailand --0.2%
Thai Farmer's Bank (cost $96)                                                                          55,000            78
                                                                                                                      -----
Turkey --0.2%
Yapi Ve Kredi Bankasi AS (cost $90)                                                                 7,812,000           114
                                                                                                                      -----
United Kingdom --8.3%
Alpha Credit Bank                                                                                       2,542           194

                                                                                                     Equity Portfolio
                                                               Adjustments                          Pro Forma Combined
                                                       ----------------------------------      -----------------------------------
                                                       Shares (000)    Market Value (000)      Shares (000)     Market Value (000)
                                                       ------------   -------------------      ------------     ------------------

Japan --8.5%
The Bank of Tokyo - Mitsubishi                                                                       8,000           133
Fuji Bank                                                                                            5,000            69
Fuji Heavy Industries Ltd                                                                           10,000            85
Fujistu General                                                                                      9,000           272
Hitachi Ltd.                                                                                        19,000           206
Honda Motor                                                                                          1,000            42
Ito Yokado Company Ltd.                                                                              4,000           320
Matsushita Electric Industries                                                                      10,000           211
Matsushita Heavy Industries Ltd.                                                                    37,000           145
Sakura Bank                                                                                          4,000            34
Nippon Express                                                                                      26,000           184
Nippon Steel Corp                                                                                   95,000           241
Ricoh Corp Ltd.                                                                                     10,000           163
Sekisui House Ltd.                                                                                  12,000           130
Shin-Etsu Chemical Co.                                                                               7,000           289
Sony Corp                                                                                            1,600           249
Sumitomo Bank                                                                                        9,000           145
Sumitomo Chemical                                                                                   43,000           276
Sumitomo Marine & Fire                                                                              22,000           170
Takeda Chemical Industries                                                                           5,000           287
Tokyo Marine & Fire Insurance                                                                        9,000           118
Toppan Printing                                                                                      9,000           110
Mazda Motor                                                                                         21,000           114
Promise Co Ltd.                                                                                      3,000           201
                                                                                                                   -----
Total Japan (Cost $3,221)                                                                                          4,194
                                                                                                                   -----
Korea --1.2%
Korea Electric Power Corp                                                                            7,800           123
Samsung Electronics GDS                                                                              5,780           338
Samsung Electronics New GDS                                                                          1,814           151
                                                                                                                   -----
Total Korea (Cost $236)                                                                                              612
                                                                                                                   -----
Mexico --0.8%
Cifra S.A. Ser C                                                                                   106,100           162
Telefonos de Mexico ADR                                                                              2,850           244
                                                                                                                   -----
Total Mexico (Cost $245)                                                                                             406
                                                                                                                   -----
Netherlands --3.0%
ABN-Amro Holdings NV                                                                                    48             1
Equant NV                                                                                              621            60
Fortis NV                                                                                            4,964           171
Henkel KGAA                                                                                          1,930           131
ING Groep NV                                                                                         4,751           280
Koninklijke Ahold NV                                                                                 9,236           284
Royal Dutch Petroleum                                                                                  917            55
United Pan-Europe Comm NV                                                                            1,650           127
VNU Ver Ned Uitgevers                                                                               11,229           380
                                                                                                                   -----
Total Netherlands (Cost $1,254)                                                                                    1,489
                                                                                                                   -----
Philippines --0.1%
Philippines Long Distance Telephone ADR (cost $90)                                                   3,100            64
                                                                                                                   -----
South Africa --0.2%
Edgars Stores Ltd.                                                                                     314             3
South African Breweries PLC                                                                          8,600            75
                                                                                                                   -----
Total South Africa (Cost $85)                                                                                         78
                                                                                                                   -----
Spain --0.1%
Amadeus Global Travel Dist. (cost $41)                                                               6,600            40
                                                                                                                   -----
Sweden --0.4%
Atlas Copco AB                                                                                       4,364           115
Sandvik AB Cl. B                                                                                     2,130            55
                                                                                                                   -----
Total Sweden (Cost $170)                                                                                             170
                                                                                                                   -----
Switzerland --2.2%
Nestle SA                                                                                               92           177
Novartis AG                                                                                            156           233
Roche Holding AG                                                                                        13           156
Swisscom AG                                                                                            430           131
UBS AG                                                                                                 732           213
Zurich Allied AG                                                                                       247           140
                                                                                                                   -----
Total Switzerland (Cost $1,082)                                                                                    1,050
                                                                                                                   -----
Taiwan --0.6%
Asustek Computer Inc - GDR (cost $150)                                                              21,021           296
                                                                                                                   -----
Thailand --0.2%
Thai Farmer's Bank (cost $96)                                                                       55,000            78
                                                                                                                   -----
Turkey --0.2%
Yapi Ve Kredi Bankasi AS (cost $90)                                                              7,812,000           114
                                                                                                                   -----
United Kingdom --8.3%
Alpha Credit Bank                                                                                    2,542           194

                                                              ARK International                               Govett
                                                       Equity Selection Portfolio                   International Equity Fund
                                                   -----------------------------------         ------------------------------------
                                                      Shares        Market Value (000)            Shares         Market Value (000)
                                                   ------------     ------------------         ------------      ------------------

Allied Domenq PLC                                                                                    5,501            31
Allied Zurich PLC                                                                                    8,041            97
Astrazeneca PLC                                                                                      4,364           197
Barclays PLC                                                                                         7,823           239
Barrat Developments PLC                                                                             14,390            56
BP Amoco PLC                                                                                        17,132           166
British American Tobacco PLC                                                                         9,706            64
British Energy PLC                                                                                  10,028            68
British Telecom PLC                                                                                  4,746            86
Commercial Union PLC                                                                                 7,478           109
Cookson Group PLC                                                                                   14,500            45
Diageo PLC                                                                                          12,650           128
Energis PLC                                                                                          2,790            89
Eircom PLC                                                                                          21,600            90
General Electric Company PLC                                                                         9,500           103
Glaxo Welcome PLC                                                                                    9,775           289
Granada Group PLC                                                                                   12,998           103
Halifax PLC                                                                                          9,056           116
Invensys PLC                                                                                        27,399           135
Kelda Group PLC                                                                                     10,263            62
Lloyds TSB Group PLC                                                                                20,539           285
National Westminster Bank                                                                            8,763           199
Prudential Corp PLC                                                                                 13,050           205
Railtrack Group PLC                                                                                  9,051           183
Royal Sun & Alliance Insurance Group                                                                 6,623            45
Severn Trent PLC                                                                                     7,054           101
Smithkline Beecham PLC                                                                              13,937           180
Smiths Industries PLC                                                                                1,800            24
Unilever PLC                                                                                        13,346           124
Vodafone Airtouch PLC                                                                               56,385           262
                                                                                                                   ------
Total United Kingdom (Cost $3,680)                                                                                 4,075
                                                                                                                   ------
Total Common Stocks (cost $0, $15,740 and $15,740 respectively)                                                   19,154
                                                                                                                   ------


                                                                                                         Equity Portfolio
                                                                   Adjustments                          Pro Forma Combined
                                                         -----------------------------------       ---------------------------------
                                                            Shares       Market Value (000)           Shares      Market Value (000)
                                                         ------------    -------------------       ------------   ------------------

Allied Domenq PLC                                                                                        5,501            31
Allied Zurich PLC                                                                                        8,041            97
Astrazeneca PLC                                                                                          4,364           197
Barclays PLC                                                                                             7,823           239
Barrat Developments PLC                                                                                 14,390            56
BP Amoco PLC                                                                                            17,132           166
British American Tobacco PLC                                                                             9,706            64
British Energy PLC                                                                                      10,028            68
British Telecom PLC                                                                                      4,746            86
Commercial Union PLC                                                                                     7,478           109
Cookson Group PLC                                                                                       14,500            45
Diageo PLC                                                                                              12,650           128
Energis PLC                                                                                              2,790            89
Eircom PLC                                                                                              21,600            90
General Electric Company PLC                                                                             9,500           103
Glaxo Welcome PLC                                                                                        9,775           289
Granada Group PLC                                                                                       12,998           103
Halifax PLC                                                                                              9,056           116
Invensys PLC                                                                                            27,399           135
Kelda Group PLC                                                                                         10,263            62
Lloyds TSB Group PLC                                                                                    20,539           285
National Westminster Bank                                                                                8,763           199
Prudential Corp PLC                                                                                     13,050           205
Railtrack Group PLC                                                                                      9,051           183
Royal Sun & Alliance Insurance Group                                                                     6,623            45
Severn Trent PLC                                                                                         7,054           101
Smithkline Beecham PLC                                                                                  13,937           180
Smiths Industries PLC                                                                                    1,800            24
Unilever PLC                                                                                            13,346           124
Vodafone Airtouch PLC                                                                                   56,385           262
                                                                                                                     -------
Total United Kingdom (Cost $3,680)                                                                                     4,075
                                                                                                                     -------
                                                                                                                     -------
Total Common Stocks (cost $0, $15,740 and $15,740 respectively)                                                       19,154
                                                                                                                     -------


                                                                      ARK International                Govett International
                                                                  Equity Selection Portfolio                Equity Fund
                                                               ---------------------------------   ---------------------------------
                                                                  Shares      Market Value (000)      Shares      Market Value (000)
                                                               ------------   ------------------   ------------   ------------------
                                                                 Par(000)         Value(000)         Par(000)         Value(000)
Repurchase Agreements --3.1%
(repurchase price $1,547,769 (collateralized by First Boston        1,547           1,547

5.330%, dated 10/29/99, matures 11/01/99,  U.S. Gov't
Agency Instruments total market value $1,595,381))
                                                                                   ------
Total Repurchase Agreement (Cost $1,547, $0, and $1,547
respectively)                                                       1,547
                                                                                   ------

                                                                                   ------                               ------
Total Investments--41.8%  (Cost $26,061, $15,740,                                  30,136                               19,154
    and $17,287 respectively)
                                                                                   ------                               ------

Other Assets and Liabilities, Net--58.2%                                            (111)                                   65

                                                                                   ------                               ------
Total Net Assets--100.0%                                                           30,025                               19,219
                                                                                   ======                               ======

See Notes to Pro Forma Combining Financial Statements


                                                                                                          Equity Portfolio
                                                                          Adjustments                    Pro Forma Combined
                                                               ---------------------------------   ---------------------------------
                                                                  Shares      Market Value (000)      Shares      Market Value (000)
                                                               ------------   ------------------   ------------   ------------------
                                                                                                      Par(000)        Value(000)
Repurchase Agreements --3.1%
(repurchase price $1,547,769 (collateralized by First Boston                                           1,547              1,547
5.330%, dated 10/29/99, matures 11/01/99,  U.S. Gov't
Agency Instruments total market value $1,595,381))
                                                                                                                        ------
Total Repurchase Agreement (Cost $1,547, $0, and $1,547
respectively)                                                                                          1,547
                                                                                                                        ------

                                                                                                                        ------
Total Investments--41.8%  (Cost $26,061, $15,740,                                                                       20,701
                                                                                                                        ------
    and $17,287 respectively)                                                   (28,589)

Other Assets and Liabilities, Net--58.2%                                         28,589                                 28,543
                                                                               --------                                 ------
Total Net Assets--100.0%                                                              0                                 49,244
                                                                               ========                                 ======

See Notes to Pro Forma Combining Financial Statements

                       ARK INTERNATIONAL EQUITY PORTFOLIO
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                          OCTOBER 31, 1999 (UNAUDITED)
                                   (IN 000'S)

                                                                                                                        ARK
                                                                       ARK                                          INTERNATIONAL
                                                                   INTERNATIONAL       GOVETT                          EQUITY
                                                                      EQUITY        INTERNATIONAL                     PORTFOLIO
                                                                     SELECTION         EQUITY                         PRO FORMA
                                                                     PORTFOLIO          FUND         ADJUSTMENTS      COMBINED
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------------------------
              Identified cost of securities                          $   26,061      $   15,740      $  (24,514)      $   17,287
              Net unrealized gains on securities                          4,075           3,414          (4,075)           3,414
--------------------------------------------------------------------------------------------------------------------------------
              Market value of securities                                 30,136          19,154         (28,589)          20,701
              Cash                                                           36              92                              128
              Foreign currency (Cost $0, $28, $28 respectively)                              28
              Receivable for securities sold                                                 40          28,589           28,629
              Dividends and interest receivable                              52              39                               91
              Receivable from related parties                                 0               3                                3
              Prepaid expenses and other assets                               3              56                               59
--------------------------------------------------------------------------------------------------------------------------------
              Total assets                                               30,227          19,412               0           49,639
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES                                                                                                                   --
              Distributions payable                                           0               0                               --
              Payable for securities purchased                                               63                               63
              Payable for Fund shares redeemed                              176              24                              200
              Advisory fee payable                                                           16                               16
              Distribution Plan expenses payable                                              9                                9
              Accrued expenses and other liabilities                         26              81                              107
--------------------------------------------------------------------------------------------------------------------------------
              Total liabilities                                             202             193                              395
--------------------------------------------------------------------------------------------------------------------------------
              NET ASSETS                                             $   30,025      $   19,219                          $49,244
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY                                                                                                     --
              Paid-in capital-Institutional Class                    $   22,887      $    6,932                       $   29,819
              Paid-in capital-Retail Class A                         $    1,820      $    7,096                       $    8,916
              Undistributed net investment income or loss                    48           1,234                            1,282
              Accumulated net realized gains on securities
                  and foreign currency transactions                       1,195             543           4,075            5,813
              Net unrealized gains on securities and foreign
                 currency transactions                                    4,075           3,414          (4,075)           3,414
--------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                     $   30,025      $   19,219      $        -       $   49,244
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSISTS OF                                                                                                        --
              Class I                                                $   28,029      $    7,539                       $   35,568
              Class A                                                     1,996          11,680                       $   13,676
--------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                     $   30,025      $   19,219                       $   49,244
--------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING                                                                                                            --
              Class I                                                 2,249,641         606,543          (1,499)       2,854,685
              Class A                                                   160,234         943,538          (6,154)       1,097,618
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
              Class I                                                $    12.46      $    12.43                       $    12.46
--------------------------------------------------------------------------------------------------------------------------------
              Class A                                                $    12.46      $    12.38                       $    12.46
--------------------------------------------------------------------------------------------------------------------------------
              Class A (offering price @ 1.50% and 4.75%
                combined sales load)                                 $    12.65             N/A                       $    13.08
--------------------------------------------------------------------------------------------------------------------------------

              See Notes to Pro Forma Combined Financial Statements

                        ARK INTERNATIONAL EQUITY PORTFOLIO
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                     YEAR ENDED OCTOBER 31, 1999 (UNAUDITED)
                                   (IN 000'S)

                                                                                                                       ARK
                                                                       ARK                                         INTERNATIONAL
                                                                   INTERNATIONAL       GOVETT                         EQUITY
                                                                      EQUITY        INTERNATIONAL                    PORTFOLIO
                                                                     SELECTION         EQUITY                        PRO FORMA
                                                                     PORTFOLIO          FUND         ADJUSTMENTS      COMBINED
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
       Dividends (net of foreign taxes withheld)                       $540             $360                            $900
       Interest                                                          70                6                              76
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 610              366                             976
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
       Administrator Fees                                                39              149           (126)  (1)         62
       Investment Advisory Fees                                         190              186            102   (2)        478
       Custodian Fees                                                    20                7                              27
       Transfer Agency Fees                                               3               64            (62)  (3)          5
       Professional Fees                                                  3               70            (48)  (4)         25
       Registration Fees                                                  3               16             (8)  (5)         11
       Distribution Fees                                                                                                   -
            Retail Class A                                                7               40              5   (6)         52
       Printing Fees                                                      4                -                               4
       Trustee Fees                                                       -               33            (32)  (7)          1
       Amortization of Deferred Organization Costs                        2                -                               2
       Miscellaneous Fees                                                 2               16            (11)  (8)          7
       Shareholder Servicing Fees                                                          -                               -
            Institutional Class                                          41                              11   (9)         52
            Retail Class A                                                2                              18   (9)         20
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                          316              581           (151)             746
                 Fee waivers and reimbursements                         (41)            (173)           150  (10)        (64)
-----------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                     275              408             (1)             682
-----------------------------------------------------------------------------------------------------------------------------
       NET INVESTMENT INCOME OR LOSS                                   $335             $(42)            $1             $294
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS OR LOSSES ON SECURITIES AND
    FOREIGN CURRENCY TRANSACTIONS
       Net realized gains or losses on:
        Securities                                                   $1,706           $2,107                          $3,813
       Foreign currency                                                   -               36                              36
-----------------------------------------------------------------------------------------------------------------------------
       Net realized gains or losses on securities
       and foreign currency transactions                              1,706            2,143                           3,849
-----------------------------------------------------------------------------------------------------------------------------
       Net change in unrealized gains or losses on securities
       and foreign currency transactions                              4,428            2,006                           6,434
-----------------------------------------------------------------------------------------------------------------------------
       Net realized and unrealized gains or losses
          on securities and foreign currency transactions             6,134            4,149                          10,283
-----------------------------------------------------------------------------------------------------------------------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $6,469           $4,107             $1          $10,577
-----------------------------------------------------------------------------------------------------------------------------

(1) Adjustment to reflect administrator fees for the combined fund based on the administrator fee rates in place for the acquiring fund during the period.

(2) Adjustment to reflect advisory fees for the combined fund based on the restated pro forma advisory fee rates in place for the acquiring fund.

(3) Adjustment to reflect transfer agency fees for the combined fund based on the transfer agency agreement in place for the acquiring fund during the period.

(4) Adjustment to reflect the reduction in audit and professional services fees.

(5)  Adjustment to reflect the reduction in registration and filing fees.

(6) Adjustment to reflect distribution fees for the combined fund based on the distribution fee rates in place for the acquiring fund during the period.

(7) Adjustment to reflect the reduction in trustees fees to the level of the acquiring fund.

(8)  Adjustment to reflect the reduction in miscellaneous fees.

(9) Adjustment to reflect shareholder service fees for the combined fund based on the service fee rates in place for the acquiring fund during the period.

(10) Adjustment to reflect fee waivers necessary to limit overall fund expenses to the acquiring fund's contractual** limit on an annual basis, of average net assets.

     ** The acquiring fund's adviser has contractually agreed to waive fees and reimburse expenses in order to keep the total operating expenses from exceeding 1.50% and 1.40% for Retail Class A and Institutional Class respectively for the period ended 8/31/01.

       See Notes to Pro Forma Combining Financial Statements

ARK INTERNATIONAL EQUITY PORTFOLIO
NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
OCTOBER 31, 1999 (UNAUDITED)

1. Basis of Combination - The Pro Forma Combining Schedule of Investments, Pro Forma Combining Statement of Assets and Liabilities and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements"), reflect the accounts of ARK International Equity Selection Portfolio ("International Equity Selection Portfolio") and Govett International Equity Fund ("International Equity Fund") at October 31, 1999 and for the year then ended.

     The Pro Forma Combining Financial Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of International Equity Fund. The Reorganization provides for the acquisition of all assets and the identified liabilities of International Equity Fund by International Equity Selection Portfolio, in exchange for Class A shares and Institutional shares of International Equity Selection Portfolio. Thereafter, there will be a distribution of Class A shares and Institutional shares of International Equity Selection Portfolio to the respective shareholders of International Equity Fund in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of International Equity Fund will become the owners of that number of full and fractional Class A shares and Institutional shares of International Equity Selection Portfolio having an aggregate net asset value equal to the aggregate net asset value of their respective shares of International Equity Fund as of the close of business immediately prior to the date that International Equity Fund net assets are exchanged for Class A shares and Institutional shares of International Equity Selection Portfolio.

     The Pro Forma Combining Financial Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the respective periods presented.

     The information contained herein is based on the experience of each Fund for the respective periods then ended and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effects of the proposed Reorganization. The expenses of International Equity Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by AIB Govett, Inc. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of International Equity Selection Portfolio.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class A shares and Institutional shares of International Equity Selection Portfolio which would have been issued at October 31, 1999 in connection with the proposed Reorganization. Shareholders of International Equity Fund would receive Class A shares and Institutional shares of International Equity Selection Portfolio based on conversion ratios determined on October 31, 1999. The conversion ratios are calculated by dividing the net asset value of International Equity Fund by the net asset value per share of the respective class of International Equity Selection Portfolio.

3. Pro Forma Operations - The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds. The pro forma combined expenses were calculated by applying the International Equity Selection Portfolio expense rates to the pro forma combined average daily net assets of the two funds for the twelve months ended October 31, 1999. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. The non-contractual expenses were adjusted to approximate the actual expenses of the combined fund as of October 31, 1999.

                                    ARK FUNDS

                              CROSS REFERENCE SHEET


                                     PART C

Item No.                                                         Heading
--------                                                         -------
15.      Indemnification.........................................Indemnification

16.      Exhibits................................................Exhibits

17.      Undertakings............................................Undertaking

                                     PART C

                                OTHER INFORMATION


ITEM 15.        INDEMNIFICATION

                Article VIII of the Agreement and Declaration of Trust filed as
Exhibit 1 to the Registration Statement is incorporated herein by reference. The Registrant participates in a group liability policy under which the Registrant and its trustees, officers, and affiliated persons are insured against certain liabilities

ITEM 16.        EXHIBITS

                 (1)  (a)    Declaration of Trust dated October 22, 1992 is
                             incorporated by reference to Exhibit 1 to the Registration Statement on Form N-1A (File Nos.
                             33-53690 and 811-7310) ("Form N-1A").

                      (b) Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated by reference to
                             Exhibit 19(b) to Pre-Effective Amendment No. 2 to Registrant's Form N-1A.

                      (c) Supplement dated March 23, 1993 to the Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated by reference to Exhibit 1(c) to Pre-Effective Amendment No. 2 to Registrant's Form N-1A.

                (2) By-Laws of the Registrant are incorporated by reference to Exhibit 1(d) to Pre-Effective Amendment No. 2 to Registrant's Form N-1A.

                (3)          Not applicable.

                (4) Agreement and Plan of Reorganization is included in Appendix A.

                (5)          Not applicable.

                (6)   (a)    Investment Advisory Agreement dated February
                             12, 1998, between the Registrant and Allied
                             Investment Advisors, Inc. is incorporated herein by reference to Exhibit 5(b) to Post-Effective
                             Amendment No. 17 to Registrant's Form N-1A.

                      (b) Investment Subadvisory Agreement, between the Registrant and AIB Govett is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 27 to Registrant's Form N-1A.

                (7)   (a)    Distribution Agreement dated November 1, 1995,
                             between the Registrant and SEI Investments
                             Distribution Co. is incorporated herein
                             by reference to Exhibit 6(a) to Post-Effective
                             Amendment No. 6 to Registrant's Form N-1A.

                      (b) Administration Agreement dated November 1, 1995, between the Registrant and SEI Investments Mutual Fund Services is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 6 to Registrant's Form N-1A.

                (8)          Not applicable.

                (9)   (a)    Custody Agreement dated April 1, 1997, between the
                             Registrant and Allfirst Trust Company, National
                             Association, is incorporated herein by reference to
                             Exhibit 8(a) to Post-Effective Amendment No. 17 to
                             Registrant's Form N-1A.

                      (b) Subcustody Agreement is incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 6 to Registrant's Form N-1A.

                (10)  (a)    Distribution and Shareholder Services Plan for
                             Retail Class A and Institutional Class is incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 21 to Registrant's
                             Form N-1A.

                      (b) Amended and Restated Rule 18f-3 Plan is incorporated by reference to Exhibit (o) to Post-Effective Amendment No. 25 to Registrant's Form N-1A.

                (11) Opinion and consent of legal counsel is incorporated herein by reference to Exhibit (i) to Registrant's Form N-1A.

                (12) Opinion and Consent of Kirkpatrick & Lockhart LLP as to tax matters**

                (13)  (a)    Transfer Agency and Service Agreement dated
                             November 1, 1995, between the Registrant and SEI
                             Investments Mutual Fund Services is incorporated herein by reference to Exhibit 9 is incorporated herein by reference to Exhibit 18 to Post-Effective
                             Amendment No. 6 to Registrant's Form N-1A

                      (b) Sub-Administration Agreement dated January 1, 1998, between SEI Investments Management Corporation and Allfirst Trust Company, National Association, is incorporated by reference to Exhibit 9(b) is incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 17 to Registrant's Form N-1A.

                (14)  (a)   Consent of KPMG LLP, independent auditors of the
                            Registrant.*

                      (b)    (1)   Consent of PricewaterhouseCoopers LLP,
                                   independent auditors of The Govett Funds, Inc.*

                (15)         Not applicable.

                (16) Powers of Attorney of Directors of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Form N-1A.

                (17)  (a)    Form of Proxy Card.*

                      (b) Retail Class A and Institutional Class Prospectus of the Registrant dated June __, 2000 is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Form N-1A.

                      (c) Statement of Additional Information of the Registrant dated June __, 2000 is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Form N-1A.

                      (d) Class A Retail and Institutional Class Prospectus of The Govett Funds, Inc. dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 26 to The Govett Funds, Inc. Registration Statement on Form N-1A.

                      (e) Statement of Additional Information of The Govett Funds, Inc. dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 26 to The Govett Funds, Inc. Registration Statement on Form N-1A.

                      (f) Annual Report of The Govett Funds, Inc. for the fiscal year ended December 31, 1999 is incorporated herein by reference to the Registrant's filing with the SEC pursuant to Rule 30b-2 under the Investment Company Act of 1940.

                      (g) Annual Report of the ARK Funds for the fiscal year ended April 30, 1999 is incorporated herein by reference to Registrant's filing with the SEC pursuant to Rule 30b-2 under the Investment Company Act of 1940.

                      (h) Semi-Annual Report of the ARK Funds for the six months ended October 31, 1999 is incorporated herein by reference to Registrant's filing with the SEC pursuant Rule 30b-2 under the Investment Company Act of 1940.

-----------------------
 * Filed herewith.
** To be filed by amendment.

ITEM 17.        UNDERTAKINGS

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees that an opinion and consent of Kirkpatrick & Lockhart LLP as to tax matters regarding the reorganizations will be filed by post-effective amendment after the transactions contemplated by the reorganization agreement have occurred.

                                   SIGNATURES


         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Baltimore, and State of Maryland on the 29th day of June, 2000.


                                 ARK FUNDS, INC.


By: /s/ Rick A. Gold                                         June 29, 2000
--------------------                                         -------------------
Rick A. Gold, President                                      Date

         As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacity on the date indicated.

/s/ Rick A. Gold                   President (principal          June 29, 2000
------------------------------     executive officer)
Rick A. Gold

/s/ James F. Volk                  Treasurer, Controller and     June 29, 2000
------------------------------     Chief Financial Officer
James F. Volk

              *                    Trustee
------------------------------
William H. Cowie

              *                    Trustee
------------------------------
David D. Downes

              *                    Trustee
------------------------------
Charlotte R. Kerr

              *                    Trustee
------------------------------
Thomas Schweizer

              *                    Trustee
------------------------------
Richard B. Seidel



* By:    /s/  Alan C. Porter                                     June 29, 2000
         -------------------
         Alan C. Porter
         Attorney-in-Fact

An original power-of-attorney authorizing Alan C. Porter to execute amendments to this Registration Statement for each trustee of the Registrant on whose behalf this amendment to the Registration Statement is filed has been executed and filed with the Securities and Exchange Commission.

                  EXHIBIT INDEX

 (1)  (a)    Declaration of Trust    1/

      (b)    Amended and Restated Declaration of Trust    2/

      (c)    Supplement dated March 23, 1993 to the Amended and Restated
             Declaration of Trust dated March 19, 1993    2/

 (2)         By-Laws    2/

 (3)         Voting Trust Agreement- Not applicable.

 (4) A copy of the Agreement and Plan of Reorganization is attached as Appendix A to the Prospectus contained in the Registration Statement.

 (5)         Not applicable.

 (6)  (a)    Investment Advisory Agreement between the Registrant and Allied
             Investment Advisors, Inc. dated February 12, 1998    4/

      (b)    Investment Subadvisory Agreement between the Registrant and
             AIB Govett    8/

 (7)  (a)    Distribution Agreement between the Registrant and SEI Investments
             Distribution Co. dated November 1, 1995    3/

      (b)    Administration Agreement between the Registrant and SEI Investments
             Mutual Fund Services dated November 1, 1995    3/

 (8)         Bonus or Profit Sharing Contract- Not applicable.

 (9)  (a)    Custody Agreement between the Registrant and Allfirst Trust
             Company, National Association dated April 1, 1997    4/

      (b)    Subcustody Agreement between First National Bank of Maryland and
             Bankers Trust Company dated November 9, 1995    3/

 (10) (a)    Distribution and Shareholder Services Plan for Retail Class A and
             Institutional Class    5/

      (b)    Amended and Restated Rule 18f-3 Plan    6/

 (11)        Opinion and consent of legal counsel    7/

 (12) Opinion and Consent of Kirkpatrick & Lockhart LLP as to tax matters (to be filed by Post-Effective Amendment)

(13)  (a)    Transfer Agency and Service Agreement between the Registrant and
             SEI Investments Mutual Fund Services dated November 1, 1995    3/

      (b) Sub-Administration Agreement between SEI Investments Management Corporation and Allfirst Trust Company, National Association dated
             January 1, 1998    4/

(14)  (a)    Consent of KPMG LLP, independent auditors of the Registrant
             (filed herewith)

      (b) Consent of PricewaterhouseCoopers LLP, independent auditors of The Govett Funds, Inc. (filed herewith)

(15)         Omitted Financial Statements- Not applicable.

(16)         Power of Attorney of Trustees of the Registrant (filed herewith)

(17)  (a)    Form of Proxy Card (filed herewith)

      (b)    Retail Class A and Institutional Class Prospectus of the Registrant
             dated June __, 2000 and    8/

      (c)    Statement of Additional Information of the Registrant dated June
             __, 2000    8/

      (d) Class A Retail and Institutional Class Prospectus of The Govett Funds, Inc. dated May 1, 2000 and Statement of Additional Information of The Govett Funds, Inc. dated May 1, 2000
             9/ (filed herewith)

      (e)    Annual Report of The Govett Funds, Inc. for the fiscal year ended
             December 31, 1999    10/ (filed herewith)

      (f)    Annual Report of the ARK Funds for the fiscal year ended April 30,
             1999    11/

      (g)    Semi-Annual Report of the ARK Funds for the six months ended
             October 31, 1999    11/

 -------------------------

1/ Incorporated by reference to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 23, 1992.


2/ Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on May 4, 1993.


3/ Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 12, 1995.

4/ Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 6, 1998.


5/ Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on June 29, 1999.


6/ Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on April 13, 2000.


7/ Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on May 22, 2000.


8/ Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on June 29, 2000.


9/ Post-Effective Amendment No. 26 to The Govett Funds, Inc. Registration Statement on Form N-1A as filed with the SEC on May 9, 2000.

10/ Filed by the Govett Funds with the SEC pursuant to Rule 30b-2 under the Investment Company Act of 1940.

11/ Filed by the Registrant with the SEC pursuant to Rule 30b-2 under the Investment Company Act of 1940.